UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1.    Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.52%

AIRLINES—0.53%
Qantas Airways Ltd.	2,047,201	$10,591,686

		10,591,686
APPAREL—0.23%
Billabong International Ltd.	348,833	4,624,533

		4,624,533
BANKS—26.19%
Australia and New Zealand Banking Group Ltd.	3,918,532	97,589,880
Bendigo Bank Ltd.(a)	540,969	8,281,675
Commonwealth Bank of Australia	2,733,191	144,188,014
Macquarie Office Trust	4,277,232	5,768,746
National Australia Bank Ltd.	3,406,503	115,386,841
St. George Bank Ltd.	556,976	17,797,261
Suncorp-Metway Ltd.	1,945,620	32,142,794
Westpac Banking Corp.	3,916,525	98,128,737

		519,283,948
BEVERAGES—1.92%
Coca-Cola Amatil Ltd.	1,106,356	9,784,612
Foster’s Group Ltd.	4,146,414	23,102,658
Lion Nathan Ltd.(a)	629,514	5,138,730

		38,026,000
BIOTECHNOLOGY—0.49%
Sonic Healthcare Ltd.	652,937	9,660,864

		9,660,864
BUILDING MATERIALS—0.90%
Boral Ltd.	1,251,761	7,096,238
CSR Ltd.	1,951,633	5,247,114
James Hardie Industries NV	975,601	5,435,776

		17,779,128
COMMERCIAL SERVICES—2.55%
A.B.C. Learning Centres Ltd.(a)	792,950	3,688,759
Brambles Ltd.	2,978,903	32,562,937
Transurban Group	2,257,742	14,356,611

		50,608,307
COMPUTERS—0.48%
Computershare Ltd.	1,056,536	9,484,164

		9,484,164
DIVERSIFIED FINANCIAL SERVICES—3.94%
ASX Ltd.	361,333	18,023,348
Babcock & Brown Ltd.	486,879	11,165,349
Challenger Financial Services Group Ltd.	752,167	3,685,299
Macquarie Group Ltd.	570,298	40,501,036

Perpetual Ltd.(a)	78,132	4,697,414

		78,072,446
ELECTRIC—0.53%
AGL Energy Ltd.	920,673	10,446,740

		10,446,740
ENGINEERING & CONSTRUCTION—1.86%
Boart Longyear Group(b)	2,812,067	5,993,651
Downer EDI Ltd.	321,390	1,404,132
Leighton Holdings Ltd.(a)	292,876	15,735,437
WorleyParsons Ltd.	312,081	13,822,302

		36,955,522
ENTERTAINMENT—1.52%
Aristocrat Leisure Ltd.(a)	736,790	7,154,756
Tabcorp Holdings Ltd.	1,113,570	15,038,527
Tattersall’s Ltd.	2,253,887	7,973,351

		30,166,634
FOOD—4.02%
Goodman Fielder Ltd.	2,175,011	3,760,598
Woolworths Ltd.	2,537,315	75,959,447

		79,720,045
FOREST PRODUCTS & PAPER—0.05%
PaperlinX Ltd.	473,485	1,017,563

		1,017,563
HEALTH CARE - PRODUCTS—0.39%
Cochlear Ltd.	115,537	7,705,463

		7,705,463
HOUSEHOLD PRODUCTS & WARES—0.08%
Pacific Brands Ltd.	540,601	1,491,695

		1,491,695
INSURANCE—5.80%
AMP Ltd.	3,943,446	35,364,098
AXA Asia Pacific Holdings Ltd.	1,805,551	12,758,666
Insurance Australia Group Ltd.	3,761,736	14,837,882
QBE Insurance Group Ltd.	1,814,057	52,013,092

		114,973,738
INVESTMENT COMPANIES—1.19%
Macquarie Airports	1,442,206	5,535,614
Macquarie Communications Infrastructure Group	456,464	2,159,778
Macquarie Infrastructure Group	5,570,610	15,863,805

		23,559,197
IRON & STEEL—1.15%
BlueScope Steel Ltd.	1,546,474	13,471,861
OneSteel Ltd.	1,575,342	9,251,064

		22,722,925
MANUFACTURING—3.82%
Ansell Ltd.	148,038	1,508,254
Futuris Corp. Ltd.	608,017	1,139,988
Orica Ltd.	657,036	16,247,071
Wesfarmers Ltd.(a)	782,733	30,064,377
Wesfarmers Ltd. Deferred(a)(b)	356,024	13,577,092
Wesfarmers Ltd. Partially Protected(b)	342,920	13,165,317

		75,702,099

MEDIA—1.40%
John Fairfax Holdings Ltd.	2,472,127	10,363,295
Publishing and Broadcasting Ltd.	943,887	17,363,292

		27,726,587
MINING—21.79%
Alumina Ltd.	2,387,013	13,658,651
BHP Billiton Ltd.	7,059,408	268,338,772
Fortescue Metals Group Ltd.(b)	266,531	13,341,753
Iluka Resources Ltd.(a)	250,174	955,817
Newcrest Mining Ltd.	953,605	28,472,112
Oxiana Ltd.	2,926,247	10,170,733
Paladin Resources Ltd.(a)(b)	1,138,600	6,847,449
Rio Tinto Ltd.(a)	601,726	77,265,250
Zinifex Ltd.	1,023,648	13,072,738

		432,123,275
OIL & GAS—3.94%
Caltex Australia Ltd.	288,821	5,645,076
Origin Energy Ltd.	1,834,924	14,118,419
Santos Ltd.	1,215,507	15,372,420
Woodside Petroleum Ltd.	1,003,595	43,038,726

		78,174,641
PACKAGING & CONTAINERS—0.57%
Amcor Ltd.	1,853,965	11,231,579

		11,231,579
PHARMACEUTICALS—1.92%
CSL Ltd.	1,156,613	35,668,821
Symbion Health Ltd.	675,572	2,419,777

		38,088,598
REAL ESTATE—9.14%
Centro Properties Group	1,749,661	8,495,227
Centro Retail Group	2,423,741	3,022,415
CFS Retail Property Trust	3,058,779	6,411,286
Commonwealth Property Office Fund	1,539,385	2,164,677
DB RREEF Trust	6,095,191	10,835,080
Goodman Group	3,043,286	16,606,445
GPT Group	4,324,425	16,560,178
ING Industrial Fund	1,052,294	2,494,139
Lend Lease Corp. Ltd.	764,572	12,982,800
Mirvac Group	2,145,474	10,910,379
Stockland	3,045,577	24,268,510
Westfield Group	3,673,068	66,398,550

		181,149,686
RETAIL—0.35%
Harvey Norman Holdings Ltd.	1,113,477	7,041,027

		7,041,027
TELECOMMUNICATIONS—1.69%
Telstra Corp. Ltd.	5,999,888	24,780,425
Telstra Corp. Ltd. Instalment Receipts	3,128,072	8,714,371

		33,494,796
TRANSPORTATION—1.08%
Asciano Group(b)	1,173,514	7,711,268
Toll Holdings Ltd.	1,138,214	13,800,986

		21,512,254

TOTAL COMMON STOCKS
(Cost: $1,692,060,629)		1,973,135,140

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.99%

MONEY MARKET FUNDS—3.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	11,606	11,606
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	79,180,146	79,180,146

		79,191,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,191,752)		79,191,752

TOTAL INVESTMENTS IN SECURITIES—103.51%
(Cost: $1,771,252,381)		2,052,326,892
Other Assets, Less Liabilities—(3.51)%		(69,576,349)

NET ASSETS—100.00%		$1,982,750,543

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.41%

BANKS—21.19%
Erste Bank der Oesterreichischen Sparkassen AG	865,803	$63,098,643
Raiffeisen International Bank Holding AG	111,801	18,240,504

		81,339,147
BUILDING MATERIALS—4.86%
Wienerberger AG	328,860	18,652,191

		18,652,191
CHEMICALS—0.25%
Lenzing AG	1,746	942,596

		942,596
ELECTRIC—5.95%
EVN AG	31,167	3,865,747
Oesterreichische Elektrizitaetswirtschafts AG Class A	279,964	18,985,666

		22,851,413
ENGINEERING & CONSTRUCTION—3.88%
Flughafen Wien AG	131,659	14,900,012

		14,900,012
ENTERTAINMENT—0.96%
Bwin Interactive Entertainment AG(a)(b)	105,576	3,682,081

		3,682,081
ENVIRONMENTAL CONTROL—0.70%
BWT AG(b)	36,370	2,372,995
Christ Water Technology AG(a)	18,091	305,381

		2,678,376
FOREST PRODUCTS & PAPER—3.12%
Mayr-Melnhof Karton AG(b)	106,468	11,986,603

		11,986,603
INSURANCE—4.00%
Wiener Staedtische Allgemeine Versicherung AG	205,334	15,365,347

		15,365,347
IRON & STEEL—4.91%
voestalpine AG	256,645	18,839,585

		18,839,585
MACHINERY—4.28%
Andritz AG	265,255	16,430,762

		16,430,762

MACHINERY - CONSTRUCTION & MINING—1.00%
Palfinger AG	83,354	3,835,709

		3,835,709
MANUFACTURING—2.37%
RHI AG(a)(b)	221,863	9,112,012

		9,112,012
OIL & GAS—13.70%
OMV AG	737,941	52,588,714

		52,588,714
REAL ESTATE—16.47%
CA Immobilien Anlagen AG(a)	633,090	14,589,714
conwert Immobilien Invest SE(a)	45,000	779,428
Immoeast AG(a)	1,432,888	15,564,158
IMMOFINANZ AG	1,331,180	13,990,444
Meinl European Land Ltd.(a)	1,247,676	18,314,012

		63,237,756
TELECOMMUNICATIONS—11.77%
Telekom Austria AG	1,539,240	45,187,469

		45,187,469

TOTAL COMMON STOCKS
(Cost: $388,180,955)		381,629,773

Security	Shares	Value

RIGHTS—0.01%

REAL ESTATE—0.01%
conwert Immobilien Invest SE(c)	45,000	21,137

		21,137

TOTAL RIGHTS
(Cost: $0)		21,137

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.64%

MONEY MARKET FUNDS—3.64%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(e)	22,573	22,573
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	13,939,975	13,939,975

		13,962,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,962,548)		13,962,548
TOTAL INVESTMENTS IN SECURITIES—103.06%
(Cost: $402,143,503)		395,613,458
Other Assets, Less Liabilities—(3.06)%		(11,735,108)

NET ASSETS—100.00%		$383,878,350

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—97.99%

BANKS—41.67%
Banque Nationale de Belgique	462	$2,149,047
Dexia SA	513,689	14,047,363
Fortis	2,734,007	73,480,084
KBC Group NV	309,250	43,123,598

		132,800,092
BEVERAGES—7.88%
InBev	285,605	25,099,019

		25,099,019
BIOTECHNOLOGY—0.04%
Devgen NV	4,780	116,822

		116,822
CHEMICALS—5.03%
Solvay SA	106,941	15,899,830
Tessenderlo Chemie NV	2,091	115,558

		16,015,388
DIVERSIFIED FINANCIAL SERVICES—1.63%
KBC Ancora SCA	46,396	5,185,314

		5,185,314
ELECTRICAL COMPONENTS & EQUIPMENT—1.33%
NV Bekaert SA	30,506	4,233,782

		4,233,782
ELECTRONICS—0.95%
Barco NV	21,773	1,685,864
EVS Broadcast Equipment SA	11,235	1,334,311

		3,020,175
FOOD—6.87%
Colruyt SA	33,596	7,457,739
Delhaize Group	165,390	14,444,679

		21,902,418
HEALTH CARE - PRODUCTS—0.12%
Ion Beam Applications SA(a)	13,985	397,420

		397,420
HOLDING COMPANIES - DIVERSIFIED—9.54%
Ackermans & van Haaren NV	13,143	1,342,720
Compagnie Nationale a Portefeuille SA	47,918	3,573,091
Groupe Bruxelles Lambert SA	122,573	15,642,139
Sofina SA	78,747	9,848,164

		30,406,114

INVESTMENT COMPANIES—0.23%
RHJ International SA(a)	40,072	735,246

		735,246
MANUFACTURING—1.00%
AGFA-Gevaert NV	286,848	3,183,137

		3,183,137
MINING—4.24%
Cumerio NV/SA	13,845	569,027
Umicore	55,067	12,928,774

		13,497,801
PHARMACEUTICALS—4.03%
Omega Pharma SA	39,623	2,794,618
UCB SA	210,681	10,044,378

		12,838,996
REAL ESTATE INVESTMENT TRUSTS—3.61%
Cofinimmo SA	60,004	11,509,005

		11,509,005
RETAIL—0.93%
SA D’Ieteren NV	7,619	2,954,917

		2,954,917
SEMICONDUCTORS—0.06%
ICOS Vision Systems Corp. NV(a)	5,158	205,330

		205,330
TELECOMMUNICATIONS—7.23%
Belgacom SA	298,590	15,611,723
Mobistar SA	68,060	6,003,103
Option NV(a)	17,807	152,385
Telenet Group Holding NV(a)	43,560	1,257,691

		23,024,902
TRANSPORTATION—1.31%
Compagnie Maritime Belge SA	29,822	2,675,918
Euronav SA	45,376	1,499,282

		4,175,200
VENTURE CAPITAL—0.29%
GIMV NV	12,826	939,261

		939,261

TOTAL COMMON STOCKS
(Cost: $292,972,374)		312,240,339

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	122,980	122,980

		122,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,980)	122,980

TOTAL INVESTMENTS IN SECURITIES—98.03%
(Cost: $293,095,354)	312,363,319
Other Assets, Less Liabilities—1.97%	6,288,076

NET ASSETS—100.00%	$318,651,395

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—41.93%

AEROSPACE & DEFENSE—1.17%
Empresa Brasileira de Aeronautica SA	7,954,220	$86,805,519

		86,805,519
AGRICULTURE—0.64%
Souza Cruz SA	1,672,200	47,205,200

		47,205,200
BANKS—4.87%
Banco do Brasil SA	2,215,453	39,226,840
Banco Nossa Caixa SA	644,224	9,864,232
Unibanco - Uniao de Bancos Brasileiros SA	21,074,840	312,132,931

		361,224,003
COMMERCIAL SERVICES—0.53%
Companhia de Concessoes Rodoviarias	2,282,787	39,783,537

		39,783,537
COSMETICS & PERSONAL CARE—0.36%
Natura Cosmeticos SA	2,601,200	27,011,347

		27,011,347
DIVERSIFIED FINANCIAL SERVICES—1.82%
Bovespa Holding SA(a)	4,459,200	84,168,641
Redecard SA	2,787,000	50,650,156

		134,818,797
ELECTRIC—1.97%
Centrais Eletricas Brasileiras SA	3,936,699	54,798,149
CPFL Energia SA	2,229,800	43,702,094
EDP Energias do Brasil SA	1,300,600	19,443,825
Tractebel Energia SA	2,283,627	28,291,036

		146,235,104
FOOD—0.94%
Cosan SA Industria e Comercio	743,290	8,686,892
JBS SA(a)	3,293,426	13,936,547
Perdigao SA	1,953,299	46,896,577

		69,520,016
HEALTH CARE - SERVICES—0.14%
Diagnosticos da America SA	557,400	10,760,055

		10,760,055
HOME BUILDERS—0.27%
MRV Engenharia e Participacoes SA(a)	827,474	20,133,972

		20,133,972
INTERNET—0.68%
B2W - Companhia Global do Varejo	1,114,830	50,279,081

		50,279,081

IRON & STEEL—2.82%
Companhia Siderurgica Nacional	2,058,973	156,486,534
Gerdau SA	1,348,200	30,402,060
Usinas Siderurgicas de Minas Gerais SA	410,350	22,162,556

		209,051,150
MINING—10.05%
Companhia Vale do Rio Doce ADR	21,562,940	745,646,465

		745,646,465
OIL & GAS—11.18%
Petroleo Brasileiro SA	17,611,937	829,604,605

		829,604,605
REAL ESTATE—1.00%
Cyrela Brazil Realty SA	3,108,134	47,971,868
Cyrela Commercial Properties SA Empreendimentos e Participacacoes(a)	241,740	1,779,400
Gafisa SA	1,300,600	24,223,313

		73,974,581
RETAIL—0.72%
Lojas Renner SA	2,275,785	53,219,916

		53,219,916
TELECOMMUNICATIONS—1.10%
Brasil Telecom Participacoes SA	1,058,482	27,434,486
GVT (Holding) SA(a)	854,703	17,941,149
Tele Norte Leste Participacoes SA	1,106,038	36,457,377

		81,833,012
TRANSPORTATION—1.19%
ALL - America Latina Logistica SA	6,747,401	88,136,986

		88,136,986
WATER—0.48%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,458,000	35,573,252

		35,573,252

TOTAL COMMON STOCKS
(Cost: $1,821,855,204)		3,110,816,598

Security	Shares	Value

PREFERRED STOCKS—57.56%

AIRLINES—0.58%
Gol Linhas Aereas Inteligentes SA	743,200	19,006,223
Tam SA	861,500	24,228,488

		43,234,711
BANKS—10.18%
Banco Bradesco SA	11,826,400	374,678,263
Banco do Estado do Rio Grande do Sul SA(a)	992,050	6,352,213
Banco Itau Holding Financeira SA	13,563,440	373,825,323

		754,855,799

BEVERAGES—2.98%
Companhia de Bebidas das Americas	2,972,891	220,980,484

		220,980,484
BUILDING MATERIALS—0.50%
Duratex SA	1,486,400	36,994,477

		36,994,477
CHEMICALS—0.48%
Braskem SA Class A	2,787,036	24,440,878
Fertilizantes Fosfatados SA	267,552	10,874,886

		35,315,764
ELECTRIC—3.60%
Centrais Eletricas Brasileiras SA Class B	3,530,200	48,255,239
Companhia Energetica de Minas Gerais	5,079,100	107,803,615
Companhia Energetica de Sao Paulo Class B(a)	2,601,200	45,955,499
Companhia Paranaense de Energia Class B	2,043,800	31,692,556
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	427,340,000	33,332,994

		267,039,903
FOOD—0.76%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	565,800	9,406,898
Sadia SA	7,640,614	47,051,888

		56,458,786
FOREST PRODUCTS & PAPER—2.56%
Aracruz Celulose SA Class B	8,546,800	66,527,987
Klabin SA	10,634,498	41,922,186
Suzano Bahia Sul Papel e Celulose SA	1,252,700	20,855,084
Votorantim Celulose e Papel SA	1,858,100	60,833,118

		190,138,375
HOLDING COMPANIES - DIVERSIFIED—0.79%
Itausa - Investimentos Itau SA	8,079,500	58,481,904

		58,481,904
INVESTMENT COMPANIES—0.59%
Bradespar SA	1,501,600	43,894,209

		43,894,209
IRON & STEEL—4.19%
Gerdau SA	5,207,673	147,589,396
Metalurgica Gerdau SA	501,000	19,465,356
Usinas Siderurgicas de Minas Gerais SA Class A	2,831,700	143,319,338

		310,374,090
MEDIA—0.59%
Net Servicos de Comunicacao SA(a)	2,972,892	44,030,583

		44,030,583
MINING—12.20%
Companhia Vale do Rio Doce Class A	31,159,500	904,770,560

		904,770,560
OIL & GAS—13.24%
Petroleo Brasileiro SA	24,541,300	982,471,865

		982,471,865
RETAIL—0.74%
Lojas Americanas SA	5,759,800	55,160,668

		55,160,668

TELECOMMUNICATIONS—3.44%
Brasil Telecom Participacoes SA	4,036,400	55,714,007
Brasil Telecom SA	2,161,400	21,060,412
Tele Norte Leste Participacoes SA	4,078,839	84,710,854
Telesp Celular Participacoes SA	8,621,679	51,077,207
TIM Participacoes SA	11,071,800	42,598,072

		255,160,552
TEXTILES—0.14%
Companhia de Tecidos Norte de Minas	1,846,908	10,499,405

		10,499,405

TOTAL PREFERRED STOCKS
(Cost: $2,483,782,119)		4,269,862,135

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	1,677,762	1,677,762

		1,677,762

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,677,762)		1,677,762

TOTAL INVESTMENTS IN SECURITIES—99.51%
(Cost: $4,307,315,085)		7,382,356,495
Other Assets, Less Liabilities—0.49%		36,527,169

NET ASSETS—100.00%		$7,418,883,664

ADR  -  American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—83.02%

BRAZIL—11.04%
ALL - America Latina Logistica SA	2,100	$27,431
B2W - Companhia Global do Varejo	600	27,060
Banco do Brasil SA	2,400	42,494
Bovespa Holding SA(a)	900	16,988
Brasil Telecom Participacoes SA	600	15,551
Centrais Eletricas Brasileiras SA	1,500	20,880
Companhia de Concessoes Rodoviarias	900	15,685
Companhia Siderurgica Nacional	600	45,601
Companhia Vale do Rio Doce	6,900	240,885
Cosan SA Industria e Comercio	600	7,012
CPFL Energia SA	600	11,759
Cyrela Brazil Realty SA	1,500	23,151
Empresa Brasileira de Aeronautica SA	1,800	19,644
Gafisa SA	600	11,175
Gerdau SA	600	13,530
Perdigao SA	900	21,608
Petroleo Brasileiro SA	5,400	254,365
Redecard SA	1,200	21,808
Souza Cruz SA	600	16,938
Tele Norte Leste Participacoes SA	300	9,889
Tractebel Energia SA	1,200	14,866
Unibanco - Uniao de Bancos Brasileiros SA	6,000	88,864

		967,184
CHINA—35.92%
Agile Property Holdings Ltd.	12,000	23,737
Air China Ltd.	18,000	22,727
Alibaba.com Ltd.(a)	4,500	23,091
Aluminum Corp. of China Ltd. Class H	18,000	40,599
Angang New Steel Co. Ltd. Class H	6,000	18,650
Bank of China Ltd. Class H	105,000	54,621
Bank of Communications Co. Ltd. Class H	36,000	57,061
Beijing Capital International Airport Co. Ltd. Class H	6,000	10,219
BYD Co. Ltd.	1,500	11,464
Chaoda Modern Agriculture (Holdings) Ltd.	12,150	11,424
China Agri-Industries Holdings Ltd.(a)	18,000	12,161
China CITIC Bank Class H(a)	33,000	22,296
China Coal Energy Co. Class H	18,000	56,991
China Communications Construction Co. Ltd. Class H	24,000	69,515
China Construction Bank Class H	135,000	129,704
China COSCO Holdings Co. Ltd. Class H	16,500	61,461
China Everbright Pacific Ltd.(a)	6,000	19,652
China High Speed Transmission Equipment Group Co. Ltd.(a)	3,000	7,668
China Life Insurance Co. Ltd. Class H	39,000	212,398
China Mengniu Dairy Co. Ltd.	6,000	21,540
China Merchants Bank Co. Ltd. Class H	16,500	76,297
China Merchants Holdings International Co. Ltd.	6,000	38,919

China Mobile Ltd.	30,000	541,013
China Netcom Group Corp. (Hong Kong) Ltd.	7,500	23,987
China Oilfield Services Ltd. Class H	12,000	28,577
China Overseas Land & Investment Ltd.	24,000	54,132
China Petroleum & Chemical Corp. Class H	84,000	126,452
China Resources Enterprises Ltd.	6,000	25,124
China Resources Land Ltd.	12,000	28,577
China Resources Power Holdings Co. Ltd.	12,000	41,154
China Shenhua Energy Co. Ltd. Class H	18,000	106,700
China Shipping Container Lines Co. Ltd. Class H	27,000	24,242
China Shipping Development Co. Ltd. Class H	6,000	16,261
China Telecom Corp. Ltd. Class H	54,000	43,004
China Travel International Investment Hong Kong Ltd.	30,000	19,922
China Unicom Ltd.	18,000	41,801
CITIC Pacific Ltd.	3,000	16,916
CNOOC Ltd.	78,000	143,869
Country Garden Holdings Co.(a)	18,000	22,473
Datang International Power Generation Co. Ltd. Class H	18,000	16,346
Denway Motors Ltd.	24,000	15,660
Dongfeng Motor Group Co. Ltd. Class H	18,000	13,895
GOME Electrical Appliances Holdings Ltd.	9,000	18,566
Guangdong Investment Ltd.	18,000	10,427
Guangshen Railway Co. Ltd. Class H	6,000	4,339
Guangzhou Investment Co. Ltd.	30,000	9,788
Guangzhou R&F Properties Co. Ltd. Class H	6,000	25,394
Hengan International Group Co. Ltd. Class H(b)	6,000	26,049
Hopson Development Holdings Ltd.	6,000	18,727
Huaneng Power International Inc. Class H	12,000	12,747
Hunan Non-Ferrous Metal Corp. Ltd. Class H	6,000	4,308
Industrial and Commercial Bank of China Class H	150,000	118,684
Jiangsu Expressway Co. Ltd. Class H	12,000	12,207
Jiangxi Copper Co. Ltd. Class H	9,000	23,814
KWG Property Holding Ltd.(a)	6,000	9,988
Lenovo Group Ltd.	18,000	15,976
Li Ning Co. Ltd.	6,000	20,307
Maanshan Iron & Steel Co. Ltd. Class H	12,000	8,585
Nine Dragons Paper Holdings Ltd.	9,000	22,311
PetroChina Co. Ltd. Class H	96,000	185,208
PICC Property & Casualty Co. Ltd. Class H(b)	18,000	27,791
Ping An Insurance (Group) Co. of China Ltd. Class H	7,500	82,799
Shanghai Electric Group Corp. Class H	18,000	14,288
Shanghai Industrial Holdings Ltd.	3,000	14,527
Shimao Property Holdings Ltd.	9,000	26,473
Sinofert Holdings Ltd.(b)	12,000	9,618
Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,000	3,730
Yanzhou Coal Mining Co. Ltd. Class H	12,000	24,692
Zhejiang Expressway Co. Ltd. Class H	12,000	17,171
Zijin Mining Group Co. Ltd. Class H	18,000	26,126

		3,146,940
INDIA—15.69%
Ambuja Cements Ltd. GDR	11,082	41,779
Dr. Reddy’s Laboratories Ltd. ADR	5,631	88,463
HDFC Bank Ltd. ADR	1,008	135,566
Hindalco Industries Ltd. GDR Reg S(c)	13,644	64,127
ICICI Bank Ltd. SP ADR	3,345	202,406
Infosys Technologies Ltd. SP ADR	4,245	178,927
Mahanagar Telephone Nigam Ltd. ADR	7,119	63,573

Reliance Industries Ltd. GDR(c)	2,379	347,929
Satyam Computer Services Ltd. ADR	4,287	112,148
Videsh Sanchar Nigam Ltd. ADR	1,566	51,850
Wipro Ltd. ADR	6,072	88,044

		1,374,812
RUSSIA—20.37%
Comstar United Telesystems GDR	2,118	23,722
JSC MMC Norilsk Nickel ADR	486	141,426
LUKOIL SP ADR	2,400	205,440
Mechel OAO ADR	177	16,103
Mobile TeleSystems SP ADR	900	81,630
Novolipetsk Steel GDR Reg S	678	27,052
OAO Gazprom SP ADR	12,084	636,827
OAO NOVATEK SP GDR Reg S	459	29,697
OAO Rosneft Oil Co. GDR	6,429	57,797
OAO Tatneft SP ADR	327	39,812
Polyus Gold SP ADR	330	14,355
RAO Unified Energy System of Russia GDR(a)	627	77,121
Rostelecom SP ADR	300	19,425
Sberbank GDR	432	222,890
Severstal GDR Reg S	993	23,236
Sistema JSFC SP GDR	525	20,738
Surgutneftegaz SP ADR	816	47,002
TMK OAO GDR Reg S	297	12,920
Vimpel-Communications SP ADR	2,322	78,019
Wimm-Bill-Dann Foods OJSC ADR	78	8,936

		1,784,148

TOTAL COMMON STOCKS
(Cost: $7,035,115)		7,273,084

Security	Shares	Value

PREFERRED STOCKS—16.84%

BRAZIL—16.84%
Aracruz Celulose SA Class B	1,500	11,676
Banco Bradesco SA	5,100	161,576
Banco Itau Holding Financeira SA	4,800	132,294
Bradespar SA	1,800	52,617
Brasil Telecom Participacoes SA	1,500	20,704
Braskem SA Class A	900	7,893
Centrais Eletricas Brasileiras SA Class B	1,200	16,403
Companhia de Bebidas das Americas	1,200	89,198
Companhia Energetica de Minas Gerais	1,200	25,470
Companhia Energetica de Sao Paulo Class B(a)	900	15,900
Companhia Paranaense de Energia Class B	600	9,304
Companhia Vale do Rio Doce Class A	9,900	287,464
Duratex SA	600	14,933
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	30,000	2,340
Gerdau SA	1,500	42,511
Gol Linhas Aereas Inteligentes SA	300	7,672
Itausa - Investimentos Itau SA	9,000	65,145
Klabin SA	3,000	11,826
Lojas Americanas SA	2,400	22,984
Metalurgica Gerdau SA	300	11,656
Net Servicos de Comunicacao SA(a)	1,200	17,773
Petroleo Brasileiro SA	7,800	312,261
Sadia SA	3,000	18,474
Tam SA	300	8,437
Tele Norte Leste Participacoes SA	1,200	24,922

Telesp Celular Participacoes SA	3,000	17,773
TIM Participacoes SA	2,700	10,388
Usinas Siderurgicas de Minas Gerais SA Class A	900	45,551
Votorantim Celulose e Papel SA	300	9,822

		1,474,967

TOTAL PREFERRED STOCKS
(Cost: $1,431,181)		1,474,967

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.86%

MONEY MARKET FUNDS—0.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(e)	8,172	8,172
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	67,500	67,500

		75,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,672)		75,672

TOTAL INVESTMENTS IN SECURITIES—100.72%
(Cost: $8,541,968)		8,823,723
Other Assets, Less Liabilities—(0.72)%		(63,101)

NET ASSETS—100.00%		$8,760,622

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.20%
Aeroplan Income Fund	159,073	$3,660,143
Aeroplan Income Fund (U.S.)(a)	16,282	374,636

		4,034,779
AEROSPACE & DEFENSE—0.26%
CAE Inc.	452,527	5,332,901

		5,332,901
AIRLINES—0.20%
ACE Aviation Holdings Inc. Class A(b)	142,762	3,911,816
Jazz Air Income Fund(a)	20,078	152,654

		4,064,470
APPAREL—0.38%
Gildan Activewear Inc.(b)	204,154	7,758,914

		7,758,914
AUTO PARTS & EQUIPMENT—0.64%
Magna International Inc. Class A	165,530	13,247,699

		13,247,699
BANKS—18.80%
Bank of Montreal	890,938	56,543,724
Bank of Nova Scotia	1,753,824	92,726,689
Canadian Imperial Bank of Commerce	597,625	53,120,229
National Bank of Canada	282,342	15,246,920
Royal Bank of Canada	2,284,195	121,110,779
Toronto-Dominion Bank (The)	644,678	48,370,198

		387,118,539
BEVERAGES—0.02%
Cott Corp.(b)	64,058	385,143

		385,143
CHEMICALS—4.41%
Agrium Inc.	238,449	13,692,450
Methanex Corp.	179,359	5,329,094
NOVA Chemicals Corp.	148,197	4,799,057
Potash Corp. of Saskatchewan Inc.	563,929	67,021,574

		90,842,175
COAL—0.44%
Fording Canadian Coal Trust	264,117	8,991,498

		8,991,498
COMMERCIAL SERVICES—0.20%
Quebecor World Inc.(b)	75,695	168,867
Ritchie Bros. Auctioneers Inc.	52,839	3,914,822

		4,083,689

COMPUTERS—5.26%
CGI Group Inc.(b)	526,384	5,987,381
Research In Motion Ltd.(b)	897,547	102,208,659

		108,196,040
DIVERSIFIED FINANCIAL SERVICES—0.99%
CI Financial Income Fund	113,475	3,028,725
IGM Financial Inc.	212,738	10,843,338
TSX Group Inc.	122,673	6,606,130

		20,478,193
ELECTRIC—0.92%
Fortis Inc.	275,322	7,450,440
TransAlta Corp.	362,189	11,446,129

		18,896,569
ELECTRONICS—0.05%
Celestica Inc.(b)	177,132	1,011,828

		1,011,828
ENGINEERING & CONSTRUCTION—0.63%
SNC-Lavalin Group Inc.	270,328	12,880,875

		12,880,875
FOOD—1.04%
George Weston Ltd.	92,196	5,058,052
Loblaw Companies Ltd.	195,838	6,543,607
Metro Inc. Class A	85,404	2,477,707
Saputo Inc.	127,805	7,427,163

		21,506,529
FOREST PRODUCTS & PAPER—0.32%
Canfor Corp.(b)	82,936	633,885
Sino-Forest Corp.(b)	275,391	6,061,026

		6,694,911
GAS—0.21%
Canadian Utilities Ltd. Class A	87,400	4,415,466

		4,415,466
HAND & MACHINE TOOLS—0.43%
Finning International Inc.	319,797	8,756,346

		8,756,346
HEALTH CARE - SERVICES—0.21%
MDS Inc.	218,554	4,412,185

		4,412,185
HOLDING COMPANIES - DIVERSIFIED—2.16%
Brookfield Asset Management Inc. Class A	885,376	31,974,864
Onex Corp.	183,238	6,650,535
Sherritt International Corp.	417,274	5,839,999

		44,465,398
INSURANCE—11.63%
Fairfax Financial Holdings Ltd.	30,483	8,843,303
Great-West Lifeco Inc.	478,266	16,994,806
ING Canada Inc.	32,325	1,356,576
Manulife Financial Corp.	2,764,293	115,538,377
Power Corp. of Canada	614,629	24,883,989
Power Financial Corp.	440,814	18,318,741
Sun Life Financial Inc.	1,014,201	53,449,488

		239,385,280

MANUFACTURING—0.75%
Bombardier Inc. Class B(b)	2,558,941	15,487,788

		15,487,788
MEDIA—3.79%
Astral Media Inc. Class A	88,728	3,862,100
Rogers Communications Inc. Class B	893,237	37,137,785
Shaw Communications Inc. Class B	621,259	15,270,442
Thomson Corp.	400,124	15,490,995
Yellow Pages Income Fund	454,890	6,357,356

		78,118,678
MINING—12.04%
Agnico-Eagle Mines Ltd.	239,001	11,474,248
Barrick Gold Corp.	1,545,286	62,330,864
Cameco Corp.	631,781	26,210,442
Eldorado Gold Corp.(b)	612,451	3,578,145
First Quantum Minerals Ltd.	120,832	11,483,633
Goldcorp Inc.	1,257,846	40,657,267
Harry Winston Diamond Corp.	104,383	3,863,717
Inmet Mining Corp.	77,776	7,236,062
Ivanhoe Mines Ltd.(b)	435,164	4,849,667
Kinross Gold Corp.(b)	1,057,431	18,216,248
Lundin Mining Corp.(b)	595,063	5,827,998
Pan American Silver Corp.(b)	129,786	4,110,669
Teck Cominco Ltd. Class B	770,609	29,526,135
Uranium One Inc.(b)	418,010	3,880,685
Yamana Gold Inc.	1,128,091	14,614,624

		247,860,404
OIL & GAS—22.24%
Addax Petroleum Corp.	41,510	1,790,212
ARC Energy Trust	181,789	3,459,010
Canadian Natural Resources Ltd.	963,017	62,544,081
Canadian Oil Sands Trust	419,123	15,195,096
Canetic Resources Trust	407,238	5,520,283
EnCana Corp.	1,344,569	87,297,447
Enerplus Resources Fund	229,113	9,374,472
Ensign Resource Service Group	231,481	3,387,922
First Calgary Petroleums Ltd.(b)	225,786	530,809
Harvest Energy Trust	242,701	5,195,880
Husky Energy Inc.	454,466	18,035,881
Imperial Oil Ltd.	578,135	27,848,340
Nexen Inc.	847,265	24,063,479
Niko Resources Ltd.	77,204	7,118,740
OPTI Canada Inc.(b)	344,488	6,134,340
Penn West Energy Trust	427,840	11,359,417
Petro-Canada	872,929	42,179,342
Precision Drilling Trust	108,081	1,729,988
PrimeWest Energy Trust	265,990	7,123,402
Provident Energy Trust	379,268	4,021,850
Suncor Energy Inc.	823,753	78,790,541
Talisman Energy Inc.	1,871,515	33,045,458
UTS Energy Corp.(b)	381,100	2,032,076

		457,778,066
OIL & GAS SERVICES—0.18%
Trican Well Service Ltd.	217,889	3,716,494

		3,716,494

PHARMACEUTICALS—0.19%
Biovail Corp.	258,598	3,934,850

		3,934,850
PIPELINES—2.98%
Enbridge Inc.	624,402	23,180,831
TransCanada Corp.	960,283	38,148,097

		61,328,928
REAL ESTATE—0.46%
Brookfield Properties Corp.	389,143	8,268,705
MI Developments Inc. Class A	42,701	1,166,204

		9,434,909
REAL ESTATE INVESTMENT TRUSTS—0.20%
RioCan Real Estate Investment Trust	182,907	4,139,012

		4,139,012
RETAIL—1.80%
Alimentation Couche-Tard Inc. Class B	248,765	4,506,937
Canadian Tire Corp. Ltd. Class A	139,360	9,884,578
RONA Inc.(b)	206,129	3,612,825
Shoppers Drug Mart Corp.	347,852	19,090,797

		37,095,137
SOFTWARE—0.51%
Cognos Inc.(b)	158,965	9,088,485
Open Text Corp.(b)	44,865	1,443,885

		10,532,370
TELECOMMUNICATIONS—2.41%
BCE Inc.	473,530	18,621,913
Nortel Networks Corp.(b)	780,029	13,187,765
TELUS Corp.	103,797	4,861,720
TELUS Corp. NVS	277,325	12,848,060

		49,519,458
TRANSPORTATION—2.99%
Canadian National Railway Co.	896,999	43,432,124
Canadian Pacific Railway Ltd.	273,499	18,233,267

		61,665,391

TOTAL COMMON STOCKS
(Cost: $1,771,911,570)		2,057,570,912

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	827,947	827,947

		827,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $827,947)		827,947

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $1,772,739,517)		2,058,398,859

Other Assets, Less Liabilities—0.02%	336,748

NET ASSETS—100.00%	$2,058,735,607

NVS  -  Non-Voting Shares

(a)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—95.45%

AIRLINES—4.02%
Lan Airlines SA	26,752	$394,112

		394,112
BANKS—7.45%
Banco de Credito e Inversiones	6,048	182,983
Banco Santander Chile SA	9,428,252	434,404
CorpBanca SA	16,203,072	113,745

		731,132
BEVERAGES—3.73%
Compania Cervecerias Unidas SA	25,992	188,117
Vina Concha y Toro SA	81,668	177,822

		365,939
BUILDING MATERIALS—0.77%
Cementos Bio Bio SA	18,868	46,676
Salfacorp SA	11,776	28,875

		75,551
COMPUTERS—0.63%
Sonda SA	46,912	62,154

		62,154
ELECTRIC—22.81%
Almendral SA	1,669,764	179,953
Colbun SA	1,195,052	259,948
Empresa Electrica del Norte Grande SA	18,072	26,624
Empresa Nacional de Electricidad SA	652,340	878,343
Enersis SA	2,595,556	893,586

		2,238,454
FOOD—9.29%
Centros Comerciales Sudamericanos SA	158,960	599,754
Distribucion y Servicio D&S SA	520,508	289,228
Empresas Iansa SA	299,228	23,071

		912,053
FOREST PRODUCTS & PAPER—7.85%
Empresas CMPC SA	17,872	657,309
Masisa SA	574,644	113,633

		770,942
HEALTH CARE - SERVICES—0.74%
Banmedica SA	55,488	72,419

		72,419
HOLDING COMPANIES - DIVERSIFIED—16.69%
Empresas Copec SA	90,476	1,603,592
Sigdo Koppers SA	39,952	33,971

		1,637,563

INVESTMENT COMPANIES—1.07%
Administradora de Fondos de Pensiones Provida SA	41,996	104,961

		104,961
IRON & STEEL—4.48%
CAP SA	14,808	439,233

		439,233
METAL FABRICATE & HARDWARE—0.85%
Madeco SA(a)	664,016	83,393

		83,393
REAL ESTATE—0.89%
Parque Arauco SA	74,000	87,799

		87,799
RETAIL—6.37%
La Polar SA	41,688	314,898
SACI Falabella SA	57,132	310,232

		625,130
TELECOMMUNICATIONS—5.04%
Compania de Telecomunicaciones de Chile SA Class A	106,084	211,832
Empresa Nacional de Telecomunicaciones SA	18,456	282,844

		494,676
TRANSPORTATION—1.72%
Compania SudAmericana de Vapores SA(a)	74,200	168,736

		168,736
WATER—1.05%
Inversiones Aguas Metropolitanas SA(a)	91,444	103,071

		103,071

TOTAL COMMON STOCKS
(Cost: $9,341,797)		9,367,318

Security	Shares	Value

PREFERRED STOCKS—4.33%

CHEMICALS—4.33%
Sociedad Quimica y Minera de Chile SA Class B	24,172	425,417

		425,417

TOTAL PREFERRED STOCKS
(Cost: $412,213)		425,417

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	12,678	12,678

		12,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,678)		12,678

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $9,766,688)		9,805,413
Other Assets, Less Liabilities—0.09%		8,866

NET ASSETS—100.00%		$9,814,279

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—90.72%

ARGENTINA—0.67%
BBVA Banco Frances SA ADR	1,250,252	$10,264,569
Petrobras Energia Participaciones SA SP ADR	2,357,931	26,621,041
Tenaris SA ADR	3,078,239	145,231,316

		182,116,926
BRAZIL—4.26%
Companhia Vale do Rio Doce ADR	12,981,552	448,902,068
Empresa Brasileira de Aeronautica SA ADR	1,345,367	58,631,094
Petroleo Brasileiro SA ADR	5,340,077	514,249,415
Unibanco - Uniao de Bancos Brasileiros SA GDR	911,732	136,504,515

		1,158,287,092
CHILE—1.64%
Banco Santander Chile SA ADR	2,295,188	110,398,543
Compania de Telecomunicaciones de Chile SA SP ADR	2,782,298	22,564,437
Enersis SA SP ADR	6,789,044	118,604,599
LAN Airlines SA SP ADR	2,995,921	44,189,835
Sociedad Quimica y Minera de Chile SA SP ADR	857,706	150,664,636

		446,422,050
CHINA—17.01%
Agile Property Holdings Ltd.	9,448,000	18,688,725
Air China Ltd.(a)	34,456,000	43,504,827
Alibaba.com Ltd.(b)	7,086,000	36,361,099
Aluminum Corp. of China Ltd. Class H(a)	7,086,000	15,982,501
Angang New Steel Co. Ltd. Class H(a)	19,891,320	61,829,828
Anhui Conch Cement Co. Ltd. Class H	2,362,000	20,327,022
Bank of China Ltd. Class H(a)	198,816,000	103,424,976
Bank of Communications Co. Ltd. Class H(a)	55,613,000	88,147,612
Beijing Capital International Airport Co. Ltd. Class H	18,900,000	32,190,254
Beijing Enterprises Holdings Ltd.(a)	4,454,000	22,340,368
Brilliance China Automotive Holdings Ltd.(a)(b)	28,518,000	6,080,597
Chaoda Modern Agriculture (Holdings) Ltd.	2,390,175	2,247,294
China Agri-Industries Holdings Ltd.(a)(b)	7,092,000	4,791,522
China Communications Construction Co. Ltd. Class H	23,620,000	68,414,083
China Construction Bank Class H(a)	228,325,000	219,368,434
China COSCO Holdings Co. Ltd. Class H	18,896,000	70,386,107
China Eastern Airlines Corp. Ltd. Class H(a)(b)	81,008,000	77,726,226
China Everbright Pacific Ltd.(a)(b)	26,210,000	85,847,227
China Foods Ltd.(a)(b)	5,980,000	4,462,686
China High Speed Transmission Equipment Group Co. Ltd.(b)	2,362,000	6,037,429
China Life Insurance Co. Ltd. Class H	61,412,000	334,455,365
China Mengniu Dairy Co. Ltd.	4,724,000	16,959,411
China Merchants Holdings International Co. Ltd.	9,448,000	61,284,456

China Mobile Ltd.	40,744,500	734,776,351
China Overseas Land & Investment Ltd.	37,148,000	83,787,458
China Petroleum & Chemical Corp. Class H	146,444,000	220,454,143
China Resources Enterprises Ltd.	16,548,000	69,291,854
China Resources Land Ltd.(a)	37,824,000	90,073,337
China Resources Power Holdings Co. Ltd.	7,086,000	24,301,410
China Shenhua Energy Co. Ltd. Class H	12,400,500	73,507,215
China Shipping Container Lines Co. Ltd. Class H	18,896,000	16,965,479
China Shipping Development Co. Ltd. Class H	21,276,000	57,662,239
China Travel International Investment Hong Kong Ltd.(a)	81,302,951	53,990,323
CITIC Pacific Ltd.	12,991,000	73,253,128
CNOOC Ltd.	141,720,000	261,399,441
COSCO Pacific Ltd.	8,530,000	23,665,836
Country Garden Holdings Co.(a)(b)	23,620,000	29,489,352
Datang International Power Generation Co. Ltd. Class H	18,912,000	17,174,177
Denway Motors Ltd.(a)	44,878,000	29,283,048
Global Bio-Chem Technology Group Co. Ltd.	8,630,000	2,405,413
GOME Electrical Appliances Holdings Ltd.	10,629,000	21,925,879
Guangdong Investment Ltd.(a)	16,538,110	9,580,352
Guangshen Railway Co. Ltd. Class H(a)	75,654,363	54,709,336
Guangzhou Investment Co. Ltd.	36,484,000	11,902,967
Guangzhou R&F Properties Co. Ltd. Class H(a)	944,800	3,998,659
Harbin Power Equipment Co. Ltd. Class H	2,362,000	7,948,776
Huadian Power International Corp. Ltd.(a)	40,188,000	21,060,837
Huaneng Power International Inc. Class H(a)	28,066,000	29,812,960
Hunan Non-Ferrous Metal Corp. Ltd. Class H(a)	33,096,000	23,763,280
Industrial and Commercial Bank of China Class H(a)	244,485,000	193,442,546
Jiangsu Expressway Co. Ltd. Class H	7,092,000	7,214,612
Jiangxi Copper Co. Ltd. Class H(a)	23,638,000	62,545,637
KWG Property Holding Ltd.(b)	5,905,000	9,829,784
Lenovo Group Ltd.(a)	49,602,000	44,024,690
Li Ning Co. Ltd.(a)	4,724,000	15,988,568
Maanshan Iron & Steel Co. Ltd. Class H(a)	25,982,000	18,588,607
Nine Dragons Paper Holdings Ltd.(a)	12,105,000	30,008,285
PetroChina Co. Ltd. Class H	160,630,000	309,895,779
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	12,994,500	143,457,918
Shanghai Forte Land Co. Class H(a)	7,086,000	4,396,098
Shanghai Industrial Holdings Ltd.(a)	4,728,000	22,894,855
Shenzhen Investment Ltd.	33,754,000	25,666,463
Sinofert Holdings Ltd.(a)	39,286,000	31,487,738
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	28,368,000	17,635,718
Sinotrans Ltd.(a)	28,344,000	13,907,324
Travelsky Technology Ltd. Class H(a)	4,581,000	4,924,984
Tsingtao Brewery Co. Ltd. Class H(a)	4,728,000	16,093,200
Weichai Power Co. Ltd. Class H(a)	4,725,000	36,383,969
XinAo Gas Holdings Ltd.(a)	4,462,000	8,275,911
Yanzhou Coal Mining Co. Ltd. Class H(a)	27,802,800	57,209,759
Zhejiang Expressway Co. Ltd. Class H	28,018,000	40,090,493
Zijin Mining Group Co. Ltd. Class H(a)	47,240,000	68,565,777

		4,629,570,014
CZECH REPUBLIC—2.09%
Central European Media Enterprises Ltd. Class A(b)	22,094	2,358,326
CEZ AS	5,213,785	386,069,243
Komercni Banka AS	330,218	74,462,993
Philip Morris CR AS	13,567	6,141,367
Unipetrol AS(b)	5,086,200	91,469,369

Zentiva NV(a)	144,658	7,722,865

		568,224,163
EGYPT—0.83%
Orascom Construction Industries Co. GDR	748,378	142,191,820
Orascom Telecom Holding SAE GDR	1,062,929	82,908,462

		225,100,282
HUNGARY—1.48%
Gedeon Richter Rt(a)	530,465	118,640,265
Magyar Telekom Telecommunications PLC	3,681,604	19,317,685
MOL Magyar Olaj-es Gazipari Rt(a)	732,578	105,760,296
OTP Bank Ltd.(a)	3,187,817	158,765,445

		402,483,691
INDIA—6.93%
HDFC Bank Ltd. ADR	2,993,835	402,640,869
ICICI Bank Ltd. SP ADR	5,162,399	312,376,763
Infosys Technologies Ltd. SP ADR	5,620,840	236,918,406
Mahanagar Telephone Nigam Ltd. ADR(a)	7,064,026	63,081,752
Reliance Industries Ltd. GDR(a)(c)	2,540,331	371,523,409
Satyam Computer Services Ltd. ADR	7,105,929	185,891,103
Videsh Sanchar Nigam Ltd. ADR(a)	6,451,618	213,613,072
Wipro Ltd. ADR(a)	6,827,361	98,996,734

		1,885,042,108
INDONESIA—2.39%
PT Aneka Tambang Tbk	243,437,000	121,458,694
PT Astra Agro Lestari Tbk	2,952,500	8,019,330
PT Astra International Inc. Tbk	18,312,500	48,859,392
PT Bank Central Asia Tbk	53,180,000	40,296,478
PT Bank Danamon Indonesia Tbk	18,206,487	16,127,411
PT Bank Mandiri Tbk	39,563,500	14,989,373
PT Bank Pan Indonesia Tbk(b)	294,834,522	20,767,427
PT Bank Rakyat Indonesia Tbk	47,569,061	39,598,578
PT Bumi Resources Tbk	174,408,500	105,166,278
PT Indosat Tbk	1,771,500	1,569,205
PT Kalbe Farma Tbk	326,237,156	42,476,981
PT Perusahaan Gas Negara Tbk	22,356,500	40,322,823
PT Ramayana Lestari Sentosa Tbk	114,643,870	10,522,276
PT Semen Gresik (Persero) Tbk	6,065,000	3,851,307
PT Telekomunikasi Indonesia Tbk	102,024,225	110,517,170
PT United Tractors Tbk	21,932,771	26,333,370

		650,876,093
ISRAEL—3.12%
Africa Israel Investments Ltd.(a)	125,985	12,425,107
Aladdin Knowledge Systems Ltd.(b)	96,400	2,523,752
Alvarion Ltd.(b)	1,473,888	14,370,408
AudioCodes Ltd.(b)	129,019	661,867
Bank Hapoalim Ltd.(a)	13,717,482	68,216,087
Bank Leumi Le-Israel	17,959,622	82,704,932
Check Point Software Technologies Ltd.(b)	1,897,436	43,299,490
Clal Insurance Co. Ltd.	116,919	3,340,325
Discount Investment Corp. Ltd.	99,288	3,238,145
Elbit Systems Ltd.	904,646	51,029,800
Elite Industries Ltd.(b)	265,725	3,811,076
Given Imaging Ltd.(b)	268,087	6,238,384
Israel Chemicals Ltd.(a)	9,659,399	101,817,160
Israel Corp. Ltd. (The)(a)	12,991	13,052,858
Israel Discount Bank Class A(a)(b)	20,277,049	51,899,511
Koor Industries Ltd.	382,701	29,086,374
Makhteshim-Agan Industries Ltd.(a)(b)	4,152,520	35,103,163

Mizrahi Tefahot Bank Ltd.(a)	6,462,604	48,932,168
NICE Systems Ltd.(b)	236,400	7,833,227
Orbotech Ltd.(b)	287,710	4,422,103
Super-Sol Ltd.	1,630,438	6,189,517
Teva Pharmaceutical Industries Ltd.	5,829,416	258,257,083

		848,452,537
MALAYSIA—0.51%
AMMB Holdings Bhd	8,668,600	10,357,489
Bumiputra-Commerce Holdings Bhd	2,034,000	6,468,658
Bursa Malaysia Bhd	2,930,800	11,672,676
Gamuda Bhd	12,166,000	15,838,038
Genting Bhd	3,359,400	7,888,025
IGB Corp. Bhd	4,577,800	3,129,422
IJM Corp. Bhd	3,701,200	9,130,617
IOI Corp. Bhd	5,265,000	10,562,862
MMC Corp. Bhd	1,948,000	5,008,233
Resorts World Bhd	19,905,500	22,482,063
Sime Darby Bhd(b)	1,501,673	4,909,616
SP Setia Bhd	3,214,200	7,260,490
Tenaga Nasional Bhd	3,152,700	8,667,700
UEM World Bhd	3,896,000	4,353,978
YTL Corp. Bhd	4,480,400	10,586,768

		138,316,635
MEXICO—5.30%
Alfa SAB de CV Class A(a)	4,870,200	32,212,163
America Movil SAB de CV Series L(a)	126,367,000	389,355,379
Axtel SAB de CV(b)	464,300	1,125,700
Carso Infraestructura y Construccion SAB de CV(a)(b)	3,787,400	3,443,470
Cemex SA de CV Series CPO(a)(b)	56,473,064	161,347,166
Consorcio ARA SAB de CV(a)	31,796,200	30,865,277
Controladora Comercial Mexicana SA de CV(a)	12,765,900	34,773,033
Corporacion Geo SAB de CV Series B(a)(b)	6,411,100	18,240,383
Desarrolladora Homex SAB de CV(a)(b)	1,213,300	9,984,922
Empresas ICA SAB de CV(a)(b)	8,148,900	48,307,572
Fomento Economico Mexicano SAB(a)	20,572,400	66,485,082
Grupo Carso SA de CV Series A1(a)	1,064,541	3,761,011
Grupo Financiero Banorte SAB de CV Series O(a)	12,529,856	54,463,126
Grupo Mexico SA de CV Series B(a)	12,872,900	90,321,207
Grupo Modelo SAB de CV Series C(a)	15,051,798	66,143,977
Grupo Televisa SA Series CPO(a)	23,597,900	114,296,639
Industrias Penoles SAB de CV(a)	1,111,388	26,677,272
Kimberly-Clark de Mexico SA de CV Class A(a)	8,394,800	34,801,013
Telefonos de Mexico SA de CV Series L(a)	63,034,800	117,457,947
Urbi Desarrollos Urbanos SA de CV(a)(b)	4,060,800	13,806,004
Wal-Mart de Mexico SAB de CV Series V(a)	34,584,700	125,268,218

		1,443,136,561
PERU—0.41%
Compania de Minas Buenaventura SA ADR	2,003,094	111,832,738

		111,832,738
PHILIPPINE ISLANDS—1.45%
Ayala Corp.	4,292,388	56,194,910
Ayala Land Inc. Class B	39,886,200	14,220,095
Bank of the Philippine Islands	27,489,400	40,165,693
Filinvest Land Inc.(b)	443,243,375	15,336,066
Globe Telecom Inc.	543,260	19,304,622
Jollibee Foods Corp.	42,658,200	49,364,837
Manila Electric Co.	14,033,044	23,784,820
Megaworld Corp.	318,394,040	29,029,497

Metropolitan Bank & Trust Co.	40	50
Petron Corp.	235,720,000	31,410,965
Philippine Long Distance Telephone Co.	755,840	54,777,417
SM Investments Corp.	2,268,811	17,370,792
SM Prime Holdings Inc.	163,434,820	43,939,228

		394,898,992
RUSSIA—9.21%
Comstar United Telesystems GDR	265,765	2,976,568
JSC MMC Norilsk Nickel ADR	716,986	208,642,926
LUKOIL SP ADR	4,186,789	358,389,138
Mobile TeleSystems SP ADR	1,062,900	96,405,030
Novolipetsk Steel GDR Reg S	572,785	22,854,121
OAO Gazprom SP ADR	18,630,858	981,846,217
OAO NOVATEK SP GDR Reg S	568,061	36,753,547
OAO Tatneft SP ADR	396,816	48,312,348
Polyus Gold SP ADR	709,583	30,866,860
RAO Unified Energy System of Russia GDR(b)	629,924	77,480,652
Rostelecom SP ADR(a)	845,599	54,752,535
Sberbank GDR(a)	463,098	238,935,077
Surgutneftegaz SP ADR(a)	1,441,622	83,037,427
Vimpel-Communications SP ADR	5,425,743	182,304,965
VTB Bank OJSC GDR Reg S(a)(b)	5,255,450	47,824,595
Wimm-Bill-Dann Foods OJSC ADR	299,326	34,293,780

		2,505,675,786
SOUTH AFRICA—8.22%
African Bank Investments Ltd.(a)	10,870,137	55,855,818
African Rainbow Minerals Ltd.	294,069	6,478,148
Anglo Platinum Ltd.	499,117	71,294,562
AngloGold Ashanti Ltd.	1,193,991	59,368,020
ArcelorMittal South Africa Ltd.	3,807,544	77,436,351
Aveng Ltd.	1,941,564	16,565,880
AVI Ltd.	4,744,159	14,132,503
Barloworld Ltd.	2,476,734	41,539,104
Bidvest Group Ltd.	2,667,925	47,092,688
Ellerine Holdings Ltd.	516,097	6,149,661
FirstRand Ltd.	30,831,640	97,514,657
Foschini Ltd.	5,789,318	41,134,796
Gold Fields Ltd.	4,883,435	82,679,494
Grindrod Ltd.	1,690,717	6,093,570
Harmony Gold Mining Co. Ltd.(a)(b)	2,461,204	26,430,494
Impala Platinum Holdings Ltd.	4,452,382	155,138,274
Imperial Holdings Ltd.	2,552,995	38,645,608
Investec Ltd.	4,009,972	42,767,529
Kumba Iron Ore Ltd.	226,207	8,984,721
Liberty Group Ltd.	865,088	11,326,223
Metropolitan Holdings Ltd.	9,924,519	21,899,568
MTN Group Ltd.	12,324,964	249,481,821
Murray & Roberts Holdings Ltd.	1,607,330	22,852,921
Nampak Ltd.	7,898,063	25,572,633
Naspers Ltd.	4,065,097	107,641,125
Nedbank Group Ltd.	3,375,633	67,088,083
Network Healthcare Holdings Ltd.(b)	18,689,169	31,892,076
Pick’n Pay Stores Ltd.	5,346,887	28,867,015
Pretoria Portland Cement Co. Ltd.	4,293,268	28,610,208
Reunert Ltd.	1,668,170	18,809,934
Sanlam Ltd.	18,859,828	64,865,989
Sappi Ltd.	483,523	6,607,964
Sasol Ltd.	4,999,319	252,997,790
Shoprite Holdings Ltd.	12,326,097	73,437,082
SPAR Group Ltd. (The)	1,899,172	15,896,861
Standard Bank Group Ltd.	10,541,125	162,821,246

Steinhoff International Holdings Ltd.	1,985,261	5,572,253
Telkom South Africa Ltd.	1,430,342	30,615,242
Tiger Brands Ltd.	1,639,612	43,657,059
Truworths International Ltd.	9,837,821	41,390,413
Woolworths Holdings Ltd.	13,303,279	30,314,118

		2,237,519,502
SOUTH KOREA—13.05%
Daelim Industrial Co. Ltd.	199,100	35,015,144
Doosan Heavy Industries & Construction Co. Ltd.	231,790	35,228,356
Hyundai Development Co.	212,800	19,035,684
Hyundai Engineering & Construction Co. Inc.(b)	325,410	27,378,033
Hyundai Heavy Industries Co. Ltd.	375,500	191,592,032
Hyundai Merchant Marine Co. Ltd.	286,780	12,935,688
Kookmin Bank SP ADR	6,403,219	464,233,377
Korea Electric Power Corp. SP ADR	15,487,187	326,469,902
KT Corp. SP ADR	8,233,145	215,873,062
LG.Philips LCD Co. Ltd. ADR(a)(b)	7,227,298	202,942,528
NHN Corp.(b)	187,575	53,188,504
POSCO ADR	5,014,526	791,643,220
Samsung Electronics Co. Ltd. GDR(c)	2,628,250	801,616,250
Samsung Engineering Co. Ltd.	187,990	21,632,677
Samsung Heavy Industries Co. Ltd.	2,036,070	93,166,532
Shinhan Financial Group Co. Ltd. ADR	188,960	20,555,069
SK Telecom Co. Ltd. ADR	7,572,728	239,828,296

		3,552,334,354
TAIWAN—9.11%
Asia Cement Corp.	3,051,000	4,444,765
AU Optronics Corp. SP ADR	16,571,210	324,630,004
Catcher Technology Co. Ltd.	3,201,000	19,694,951
Cheng Shin Rubber Industry Co. Ltd.	3,051,000	5,182,407
Chunghwa Telecom Co. Ltd. ADR	25,091,727	500,078,119
CMC Magnetics Corp.(b)	8,136,000	3,001,004
Compal Communications Inc.	2,475,000	5,531,198
D-Link Corp.	1,718,000	3,115,213
Epistar Corp.	2,291,438	9,481,959
Evergreen Marine Corp. Ltd.	10,170,000	8,731,914
Far Eastern Textile Ltd.	5,085,000	6,139,134
Foxconn Technology Co. Ltd.	1,068,000	10,427,748
HannStar Display Corp.(b)	10,946,988	4,920,071
High Tech Computer Corp.	3,126,000	58,039,613
Hon Hai Precision Industry Co. Ltd.	5,085,000	32,468,849
Macronix International Co. Ltd.	21,957,000	11,093,519
MediaTek Inc.	3,145,000	40,942,905
MiTAC International Corp.	7,119,000	7,921,769
Mosel Vitelic Inc.	10,545,000	8,923,145
Siliconware Precision Industries Co. SP ADR(d)	42,871,481	410,280,073
Synnex Technology International Corp.	4,068,000	10,705,263
Taiwan Cement Corp.	7,119,000	10,382,151
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	62,531,102	620,308,532
Tatung Co. Ltd.(b)	14,763,000	7,458,834
U-Ming Marine Transport Corp.	2,034,000	5,447,201
Uni-President Enterprises Co.	6,102,000	7,896,550
United Microelectronics Corp. SP ADR(a)	83,995,945	293,145,848
Wintek Corp.	9,378,000	12,441,213
Yang Ming Marine Transport Corp.	14,763,000	11,485,689
Yuanta Financial Holding Co. Ltd.(b)	38,829,000	25,876,372

		2,480,196,013

THAILAND—1.94%
Aromatics Thailand PCL	11,755,600	22,401,542
Bangkok Bank PCL	7,865,600	26,724,101
Bangkok Expressway PCL	21,453,700	14,451,418
Banpu PCL	2,511,000	33,531,930
Charoen Pokphand Foods PCL	28,000	3,772
Electricity Generating PCL	3,378,700	11,579,266
IRPC PCL	76,682,000	13,819,638
Kasikornbank PCL	16,143,400	41,017,280
Krung Thai Bank PCL	13,064,100	3,898,291
Precious Shipping PCL	6,672,400	5,421,109
PTT Chemical PCL	7,153,968	25,363,060
PTT Exploration & Production PCL	18,122,300	81,382,365
PTT PCL	10,437,100	117,175,508
Ratchaburi Electricity Generating Holding PCL	38,402,400	53,324,849
Siam Cement PCL	2,511,000	17,507,822
Siam City Cement PCL	674,900	4,625,949
Siam Makro PCL(d)	12,817,800	36,543,842
Thai Airways International PCL	2,410,800	2,617,532
Thanachart Capital PCL	18,949,900	8,062,000
True Corp. PCL(b)	27,765,400	5,332,007
United Broadcasting Corp. PCL(b)(e)	5,658,800	3,009,333

		527,792,614
TURKEY—1.10%
Adana Cimento Sanayi TAS Class A(a)	4,326,560	27,901,446
Akbank TAS(a)	5,581,580	40,731,088
Akcansa Cimento Sanayi ve Ticaret AS(a)	597,709	3,905,271
Arcelik AS(a)	863,414	6,007,633
Dogan Yayin Holding AS(a)(b)	2,602,239	11,261,280
Eregli Demir ve Celik Fabrikalari TAS(a)	3,546,653	29,342,269
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,784,300	5,601,960
Migros Turk TAS(a)	733,293	13,004,511
Petkim Petrokimya Holding AS(b)	742,316	5,889,397
Tofas Turk Otomobil Fabrikasi AS(a)	6,550,870	31,962,242
Trakya Cam Sanayii AS(a)	281,906	679,350
Tupras-Turkiye Petrol Rafinerileri AS(a)	918,852	23,975,137
Turk Sise ve Cam Fabrikalari AS(a)	8,387,977	16,370,256
Turkiye Garanti Bankasi AS(a)	5,055,020	44,823,894
Yapi ve Kredi Bankasi AS(a)(b)	9,855,992	36,797,932

		298,253,666

TOTAL COMMON STOCKS
(Cost: $19,769,067,505)		24,686,531,817

Security	Shares	Value

PREFERRED STOCKS—8.70%

BRAZIL—8.70%
Aracruz Celulose SA SP ADR	783,421	60,025,717
Banco Bradesco SA SP ADR	12,948,484	416,293,761
Banco Itau Holding Financiera SA ADR	15,410,314	424,400,047
Brasil Telecom Participacoes SA ADR	881,121	60,471,334
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	1,016,444	33,562,981
Companhia de Bebidas das Americas ADR	1,460,897	109,684,147
Companhia Energetica de Minas Gerais SP ADR	584,618	12,247,747
Companhia Vale do Rio Doce SP ADR	17,570,918	508,326,658
Gerdau SA SP ADR	2,551,545	71,723,930
Net Servicos de Comunicacao SA ADR	1,771,584	26,148,580
Petroleo Brasileiro SA SP ADR	6,942,678	563,537,173

Tele Norte Leste Participacoes SA ADR	2,220,512	46,453,111
Votorantim Celulose e Papel SA SP ADR	1,087,833	36,137,812

		2,369,012,998

TOTAL PREFERRED STOCKS
(Cost: $1,590,583,446)		2,369,012,998

Security	Shares	Value
EXCHANGE-TRADED FUNDS—0.48%
iShares MSCI Malaysia Index Fund(a)(d)	1,099,526	13,744,075
iShares MSCI South Korea Index Fund(d)	786,739	52,184,398
iShares MSCI Taiwan Index Fund(a)(d)	4,054,377	64,545,682

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $112,044,117)		130,474,155

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.90%

MONEY MARKET FUNDS—6.90%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(f)	20,337,881	20,337,881
BGI Cash Premier Fund LLC
4.99%(d)(f)(g)	1,857,993,701	1,857,993,701

		1,878,331,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878,331,582)		1,878,331,582

TOTAL INVESTMENTS IN SECURITIES—106.80%
(Cost: $23,350,026,650)		29,064,350,552
Other Assets, Less Liabilities—(6.80)%		(1,851,719,245)

NET ASSETS—100.00%		$27,212,631,307

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—98.35%

AUSTRIA—1.60%
Andritz AG	22,359	$1,384,990
Bwin Interactive Entertainment AG(a)(b)	18,003	627,875
Erste Bank der Oesterreichischen Sparkassen AG	108,295	7,892,405
Flughafen Wien AG	6,162	697,361
Immoeast AG(a)	229,289	2,490,558
IMMOFINANZ AG	207,222	2,177,863
Mayr-Melnhof Karton AG	17,057	1,920,347
Meinl European Land Ltd.(a)	194,723	2,858,242
Oesterreichische Elektrizitaetswirtschafts AG Class A	49,423	3,351,604
OMV AG	93,298	6,648,800
Raiffeisen International Bank Holding AG	21,978	3,585,744
RHI AG(a)(b)	14,431	592,688
Telekom Austria AG	196,488	5,768,298
voestalpine AG	60,293	4,425,939
Wiener Staedtische Allgemeine Versicherung AG	17,640	1,320,019
Wienerberger AG	43,071	2,442,889

		48,185,622
BELGIUM—3.40%
AGFA-Gevaert NV	48,800	541,531
Barco NV	2,630	203,638
Belgacom SA	96,758	5,058,974
Cofinimmo SA	9,623	1,845,729
Colruyt SA	7,819	1,735,685
Compagnie Maritime Belge SA	9,987	896,130
Compagnie Nationale a Portefeuille SA	8,784	654,995
Delhaize Group	57,280	5,002,668
Dexia SA	304,504	8,326,980
Euronav SA	10,550	348,586
Fortis	1,220,994	32,815,842
Groupe Bruxelles Lambert SA	43,770	5,585,703
InBev	99,154	8,713,671
KBC Ancora SCA	6,832	763,559
KBC Group NV	106,300	14,823,083
Mobistar SA	14,262	1,257,953
NV Bekaert SA	8,955	1,242,822
Omega Pharma SA	9,634	679,488
SA D’Ieteren NV	1,515	587,571
Solvay SA	35,970	5,347,967
UCB SA	62,203	2,965,576
Umicore	14,004	3,287,896

		102,686,047
FINLAND—5.20%
Amer Sports OYJ(b)	94,717	2,590,135
Cargotec Corp. Class B	18,133	956,332
Elisa OYJ Class A	81,978	2,569,075
Fortum OYJ	263,489	11,363,077

Kesko OYJ Class B	31,620	1,856,537
Kone OYJ Class B	48,191	3,637,305
Konecranes OYJ	37,204	1,428,049
Metso OYJ	66,790	3,636,218
Neste Oil OYJ	74,192	2,609,309
Nokia OYJ	2,310,315	92,477,911
Nokian Renkaat OYJ	66,504	2,540,018
OKO Bank PLC Class A	73,503	1,456,534
Orion OYJ Class B	44,784	1,061,639
Outokumpu OYJ	67,738	2,189,431
Rautaruukki OYJ	45,841	2,172,047
Sampo OYJ Class A	231,718	6,809,348
SanomaWSOY OYJ Class B	24,622	703,673
Stora Enso OYJ Class R	322,569	5,331,418
TietoEnator OYJ(b)	11,958	257,496
UPM-Kymmene OYJ	305,176	6,463,956
Uponor OYJ	19,917	478,580
Wartsila OYJ Class B	35,965	2,760,981
YIT OYJ	62,640	1,471,138

		156,820,207
FRANCE—29.37%
Accor SA	118,831	10,090,549
Aeroports de Paris	20,043	2,294,769
Air France-KLM	76,386	2,755,988
Alcatel-Lucent	1,394,468	11,421,534
ALSTOM	64,787	14,566,099
ArcelorMittal	527,691	39,092,610
Atos Origin SA(a)	39,129	2,226,200
AXA	925,671	37,949,781
BNP Paribas	498,705	56,475,662
Bouygues SA	112,270	10,088,782
Business Objects SA(a)	60,960	3,718,794
Cap Gemini SA	78,239	4,568,459
Carrefour SA	348,462	27,062,933
Casino Guichard-Perrachon SA	28,095	3,104,078
Christian Dior SA	6,344	832,217
CNP Assurances SA	27,216	3,394,867
Compagnie de Saint-Gobain	162,099	16,001,264
Compagnie Generale de Geophysique-Veritas(a)	15,128	4,553,487
Compagnie Generale des Etablissements Michelin Class B	81,644	9,710,728
Credit Agricole SA	401,868	14,168,964
Dassault Systemes SA	27,298	1,607,182
Eiffage SA	11,224	1,256,230
Electricite de France	42,944	5,238,238
Essilor International SA	113,862	7,158,278
Eurazeo	6,344	904,665
European Aeronautic Defence and Space Co.(b)	191,825	6,177,653
France Telecom SA	1,072,313	40,845,161
Gaz de France	117,503	6,598,962
Gecina SA	6,640	1,135,470
Groupe Danone	257,105	22,741,616
Hermes International	37,880	4,903,554
Icade	22,086	1,621,271
Imerys SA	21,413	1,819,545
JCDecaux SA	27,328	1,061,802
Klepierre	42,776	2,219,582
Lafarge SA	87,403	13,967,422
Lagardere SCA	71,014	5,717,449
L’Air Liquide SA	144,108	20,983,670
Legrand SA	25,864	908,869
L’Oreal SA	150,273	20,939,491
LVMH Moet Hennessy Louis Vuitton SA	142,321	17,326,654

M6-Metropole Television	44,216	1,206,537
Natixis	136,152	2,761,937
Neopost SA	19,633	2,103,736
Neuf Cegetel	11,224	587,339
PagesJaunes SA	76,208	1,677,929
Pernod Ricard SA	48,919	10,867,801
PPR SA(b)	42,857	7,236,267
PSA Peugeot Citroen SA	85,598	6,671,751
Publicis Groupe SA	72,781	2,654,765
Renault SA	111,978	16,346,289
Safran SA	98,223	1,916,107
Sanofi-Aventis	594,423	56,722,772
Schneider Electric SA	126,431	17,700,787
SCOR SE	104,270	2,718,216
SES SA	72,712	1,830,425
Societe BIC	11,944	892,554
Societe des Autoroutes Paris-Rhin-Rhone	17,224	1,920,945
Societe Generale Class A	221,668	34,353,132
Societe Television Francaise 1	86,856	2,409,591
Sodexho Alliance SA	57,827	3,667,724
STMicroelectronics NV	403,923	6,219,504
Suez SA	606,246	40,471,660
Technip SA	58,019	4,746,145
Thales SA	65,234	3,915,370
Thomson	142,984	2,231,014
Total SA	1,265,330	102,579,488
Unibail-Rodamco	38,416	8,735,772
Valeo SA	39,073	1,978,689
Vallourec SA	28,434	8,067,315
Veolia Environnement	203,533	18,872,411
Vinci SA	235,189	18,804,252
Vivendi SA	679,612	31,313,674
Wendel	6,344	997,599
Zodiac SA	25,166	1,655,647

		886,045,673
GERMANY—23.97%
Adidas AG	121,569	8,113,897
Allianz SE	262,498	54,328,384
ALTANA AG	36,477	910,227
Arcandor AG(a)(b)	35,241	1,067,676
BASF AG	288,192	40,085,624
Bayer AG	426,994	35,311,835
Bayerische Motoren Werke AG	96,136	5,884,422
Beiersdorf AG	51,594	4,166,031
Bilfinger Berger AG	20,040	1,633,160
Celesio AG	41,458	2,404,955
Commerzbank AG	364,935	14,516,653
Continental AG	87,795	11,457,822
Daimler AG Registered	550,418	56,191,605
Deutsche Bank AG	296,655	39,098,610
Deutsche Boerse AG	121,247	22,819,622
Deutsche Lufthansa AG	123,243	3,337,646
Deutsche Post AG	463,032	15,774,944
Deutsche Postbank AG	49,288	4,336,503
Deutsche Telekom AG	1,628,980	36,105,584
Douglas Holding AG	17,127	1,051,098
E.ON AG	366,842	75,019,505
Fraport AG	4,880	377,854
Fresenius Medical Care AG & Co. KGaA	116,532	6,537,588
GEA Group AG(a)	86,376	3,139,246
Heidelberger Druckmaschinen AG	35,986	1,139,372
HeidelbergerCement AG	7,320	1,200,179
Henkel KGaA	64,180	3,260,491

Hochtief AG	26,406	3,495,769
Hypo Real Estate Holding AG	118,870	6,321,531
Infineon Technologies AG(a)(b)	428,218	5,122,762
IVG Immobilien AG	52,353	2,085,610
K+S AG	20,008	4,090,478
Linde AG	75,205	9,871,043
MAN AG	68,460	11,053,791
Merck KGaA	36,202	4,715,033
METRO AG	95,932	8,700,884
MLP AG	23,424	339,703
Muenchener Rueckversicherungs-Gesellschaft AG	120,969	22,110,312
Premiere AG(a)	25,864	406,599
Puma AG	4,401	1,775,404
Q-Cells AG(a)	26,840	3,794,728
QIAGEN NV(a)	80,106	1,697,907
Rheinmetall AG	18,792	1,557,108
RWE AG	264,825	36,298,989
Salzgitter AG	23,086	3,691,965
SAP AG	508,531	26,080,866
Siemens AG	495,401	75,422,524
SolarWorld AG	51,626	3,122,862
Suedzucker AG	71,208	1,558,433
ThyssenKrupp AG	208,958	12,360,776
TUI AG(a)(b)	133,532	3,761,335
Volkswagen AG	92,049	22,137,098
Wacker Chemie AG	3,416	953,997
Wincor Nixdorf AG	12,677	1,094,519

		722,892,559
GREECE—1.77%
Coca-Cola Hellenic Bottling Co. SA ADR	268,773	11,307,280
Hellenic Telecommunications Organization SA SP ADR	870,438	15,798,450
National Bank of Greece SA ADR	1,960,448	26,368,026

		53,473,756
IRELAND—1.80%
Allied Irish Banks PLC	517,141	11,614,007
Anglo Irish Bank Corp. PLC	223,992	3,912,561
Bank of Ireland	582,251	9,315,763
CRH PLC	320,098	12,136,377
DCC PLC	38,250	954,470
Elan Corp. PLC(a)	273,715	6,368,095
Greencore Group PLC	91,602	582,203
IAWS Group PLC	52,007	1,129,809
Irish Life & Permanent PLC	76,065	1,514,001
Kerry Group PLC Class A	69,242	2,019,525
Kingspan Group PLC	57,003	1,206,548
Paddy Power PLC	63,863	2,015,438
Ryanair Holdings PLC(a)	43,520	318,127
Smurfit Kappa Group PLC(a)	73,178	1,288,972

		54,375,896
ITALY—10.45%
Alleanza Assicurazioni SpA	221,118	2,925,981
Arnoldo Mondadori Editore SpA	474	3,973
Assicurazioni Generali SpA	601,000	27,656,276
Atlantia SpA	202,055	7,702,350
Autogrill SpA	76,629	1,345,259
Banca Carige SpA	172,752	864,687
Banca Monte dei Paschi di Siena SpA(b)	1,842,657	10,345,646
Banca Popolare di Milano Scrl	240,046	3,490,042
Banco Popolare SpA(a)	382,754	8,635,257
Bulgari SpA	67,354	997,554

Enel SpA	2,550,945	30,666,674
Eni SpA	1,529,264	54,704,074
Fiat SpA	399,389	11,003,784
Finmeccanica SpA	193,788	5,802,815
Fondiaria-Sai SpA	41,430	1,821,350
IFIL Investments SpA	66,368	687,773
Intesa Sanpaolo SpA	4,476,639	35,812,138
Italcementi SpA	63,852	1,327,148
Italcementi SpA RNC	43,432	653,455
Lottomatica SpA	53,701	1,833,470
Luxottica Group SpA	66,248	2,217,121
Mediaset SpA	447,008	4,379,739
Mediobanca SpA	278,904	6,300,500
Mediolanum SpA(b)	191,160	1,388,240
Parmalat SpA	860,247	3,327,250
Pirelli & C. SpA(a)	1,527,484	1,823,963
Prysmian SpA(a)	60,024	1,511,022
Saipem SpA	62,464	2,521,414
Seat Pagine Gialle SpA	2,168,524	1,031,314
Snam Rete Gas SpA	441,267	2,811,078
Telecom Italia SpA(b)	5,757,901	18,361,394
Terna SpA	899,526	3,531,988
UniCredito Italiano SpA	5,469,140	46,762,384
Unione di Banche Italiane ScpA	356,775	10,201,524
Unipol Gruppo Finanziario SpA	174,216	677,666

		315,126,303
NETHERLANDS—7.52%
Aegon NV	861,461	15,439,490
Akzo Nobel NV	155,516	11,961,566
ASML Holding NV(a)	246,234	8,576,842
Corio NV	23,012	1,957,107
Corporate Express NV(b)	47,422	421,827
Fugro NV	31,125	2,567,143
Hagemeyer NV(b)	246,279	1,684,593
Heineken NV	133,869	8,818,903
ING Groep NV	1,101,716	42,903,091
Koninklijke Ahold NV(a)	728,102	10,377,509
Koninklijke DSM NV	97,935	4,889,070
Koninklijke KPN NV	1,109,327	20,451,770
Koninklijke Philips Electronics NV	668,155	28,108,333
Oce NV	36,033	655,320
Randstad Holding NV	29,516	1,405,032
Reed Elsevier NV	409,394	7,559,687
SBM Offshore NV	84,370	2,942,498
TNT NV	235,832	9,689,186
TomTom NV(a)	28,792	2,738,599
Unilever NV	994,545	35,255,205
Vedior NV	92,839	2,316,653
Wereldhave NV	7,398	818,454
Wolters Kluwer NV	169,005	5,266,611

		226,804,489
PORTUGAL—1.04%
Banco BPI SA Registered	152,334	1,216,403
Banco Comercial Portugues SA Class R	1,345,422	5,904,884
Banco Espirito Santo SA	141,129	3,289,640
Brisa - Auto Estradas de Portugal SA	196,169	2,980,248
CIMPOR - Cimentos de Portugal SGPS SA	136,128	1,218,874
Energias de Portugal SA	1,150,338	7,784,094
Jeronimo Martins SGPS SA	98,051	790,144
Portugal Telecom SGPS SA	310,107	4,237,824
PT Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA(b)	105,481	1,467,791
Sonae Industria SGPS SA(a)	81,119	926,369

Sonae SGPS SA	522,358	1,571,823

		31,388,094
SPAIN—12.23%
Abertis Infraestructuras SA(b)	155,484	5,221,838
Acciona SA	16,694	5,684,995
Acerinox SA	96,252	2,603,855
Actividades de Construcciones y Servicios SA	111,057	7,167,770
Altadis SA	147,727	10,759,654
Antena 3 de Television SA(b)	47,008	722,437
Banco Bilbao Vizcaya Argentaria SA	2,157,761	53,875,254
Banco Popular Espanol SA	474,758	8,432,170
Banco Sabadell SA	270,352	3,154,848
Banco Santander SA	3,812,034	81,918,034
Bankinter SA	74,176	1,564,595
Cintra Concesiones de Infraestructuras de Transporte SA(b)	99,107	1,587,124
Cintra Concesiones de Infraestructuras de Transporte SA New(c)	8,776	140,541
Fomento de Construcciones y Contratas SA	22,994	1,949,163
Gamesa Corporacion Tecnologica SA	95,314	4,339,904
Gas Natural SDG SA	86,039	5,313,119
Gestevision Telecinco SA	51,106	1,385,544
Grupo Ferrovial SA(b)	35,964	3,090,840
Iberdrola SA	2,218,007	36,691,757
Iberia Lineas Aereas de Espana SA	242,333	1,145,381
Indra Sistemas SA	72,691	1,989,945
Industria de Diseno Textil SA	129,110	9,024,662
Mapfre SA	279,815	1,281,467
Promotora de Informaciones SA	21,926	381,381
Red Electrica de Espana SA	49,776	3,081,827
Repsol YPF SA	490,694	18,136,277
Sacyr Vallehermoso SA(b)	50,018	2,223,859
Sociedad General de Aguas de Barcelona SA Class A	39,225	1,587,957
Sogecable SA(a)(b)	24,964	886,038
Telefonica SA	2,552,269	85,828,834
Union Fenosa SA	69,697	4,839,014
Zardoya Otis SA	61,112	1,953,737
Zeltia SA(b)	83,028	843,359

		368,807,180

TOTAL COMMON STOCKS
(Cost: $2,256,938,722)		2,966,605,826

Security	Shares	Value

PREFERRED STOCKS—1.53%

GERMANY—1.09%
Bayerische Motoren Werke AG	13,664	695,165
Fresenius SE	18,544	1,539,553
Henkel KGaA	111,002	6,152,399
Porsche Automobil Holding SE	5,021	11,068,378
ProSiebenSat.1 Media AG	47,176	1,259,608
RWE AG	23,413	2,776,491
Volkswagen AG	62,956	9,581,989

		33,073,583
ITALY—0.44%
Intesa Sanpaolo SpA RNC	506,022	3,825,237
Istituto Finanziario Industriale SpA(a)	21,960	782,641
Telecom Italia SpA RNC	2,730,348	6,841,214

Unipol Gruppo Finanziario SpA	487,725	1,737,865

		13,186,957

TOTAL PREFERRED STOCKS
(Cost: $31,327,031)		46,260,540

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(e)	242,803	242,803
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	35,394,314	35,394,314

		35,637,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,637,117)		35,637,117

TOTAL INVESTMENTS IN SECURITIES—101.06%
(Cost: $2,323,902,870)		3,048,503,483
Other Assets, Less Liabilities—(1.06)%		(32,014,055)

NET ASSETS—100.00%		$3,016,489,428

ADR  -   American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.69%
JCDecaux SA	23,032	$894,885
PagesJaunes SA	45,157	994,256
Publicis Groupe SA	50,122	1,828,254

		3,717,395
AEROSPACE & DEFENSE—1.43%
European Aeronautic Defence and Space Co.(a)	115,616	3,723,370
Safran SA	59,456	1,159,851
Thales SA	31,592	1,896,164
Zodiac SA	14,275	939,138

		7,718,523
AIRLINES—0.30%
Air France-KLM	44,940	1,621,424

		1,621,424
APPAREL—0.59%
Hermes International	24,640	3,189,640

		3,189,640
AUTO MANUFACTURERS—2.56%
PSA Peugeot Citroen SA	54,239	4,227,541
Renault SA	65,934	9,624,893

		13,852,434
AUTO PARTS & EQUIPMENT—1.36%
Compagnie Generale des Etablissements Michelin Class B	51,129	6,081,277
Valeo SA	24,940	1,262,982

		7,344,259
BANKS—11.87%
BNP Paribas	300,323	34,009,966
Credit Agricole SA	235,156	8,291,073
Natixis	65,334	1,325,345
Societe Generale Class A	132,846	20,587,889

		64,214,273
BEVERAGES—1.28%
Pernod Ricard SA	31,236	6,939,362

		6,939,362
BUILDING MATERIALS—3.55%
Compagnie de Saint-Gobain	100,050	9,876,227
Imerys SA	11,231	954,341
Lafarge SA	52,494	8,388,795

		19,219,363
CHEMICALS—2.32%
L’Air Liquide SA	86,165	12,546,548

		12,546,548

COMMERCIAL SERVICES—0.17%
Societe des Autoroutes Paris-Rhin-Rhone	8,067	899,690

		899,690
COMPUTERS—0.79%
Atos Origin SA(b)	24,711	1,405,904
Cap Gemini SA	48,701	2,843,704

		4,249,608
COSMETICS & PERSONAL CARE—2.52%
Christian Dior SA	9,539	1,251,343
L’Oreal SA	88,979	12,398,601

		13,649,944
ELECTRIC—0.78%
Electricite de France	34,578	4,217,767

		4,217,767
ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Legrand SA	16,146	567,376

		567,376
ENGINEERING & CONSTRUCTION—3.87%
Aeroports de Paris	12,112	1,386,731
Bouygues SA	79,492	7,143,292
Eiffage SA	6,476	724,817
Vinci SA	145,986	11,672,134

		20,926,974
FOOD—5.92%
Carrefour SA	213,337	16,568,593
Casino Guichard-Perrachon SA	15,526	1,715,391
Groupe Danone	155,401	13,745,629

		32,029,613
FOOD SERVICE—0.40%
Sodexho Alliance SA	33,798	2,143,665

		2,143,665
GAS—0.73%
Gaz de France	70,148	3,939,508

		3,939,508
HAND & MACHINE TOOLS—2.02%
Schneider Electric SA	77,984	10,918,035

		10,918,035
HEALTH CARE - PRODUCTS—0.82%
Essilor International SA	70,459	4,429,618

		4,429,618
HOLDING COMPANIES - DIVERSIFIED—2.13%
LVMH Moet Hennessy Louis Vuitton SA	87,118	10,606,048
Wendel	5,759	905,607

		11,511,655
HOME FURNISHINGS—0.25%
Thomson	86,558	1,350,586

		1,350,586
HOUSEHOLD PRODUCTS & WARES—0.13%
Societe BIC	9,554	713,954

		713,954
INSURANCE—4.91%
AXA	560,582	22,982,209
CNP Assurances SA	15,927	1,986,700
SCOR SE	61,682	1,607,989

		26,576,898

INVESTMENT COMPANIES—0.11%
Eurazeo	4,247	605,629

		605,629
IRON & STEEL—4.41%
ArcelorMittal	321,938	23,849,936

		23,849,936
LODGING—1.13%
Accor SA	72,175	6,128,749

		6,128,749
MACHINERY—1.55%
ALSTOM	37,308	8,387,979

		8,387,979
MEDIA—4.54%
Lagardere SCA	45,423	3,657,077
M6-Metropole Television	24,288	662,755
Societe Television Francaise 1	42,313	1,173,863
Vivendi SA	414,123	19,081,053

		24,574,748
METAL FABRICATE & HARDWARE—0.89%
Vallourec SA	16,974	4,815,876

		4,815,876
OFFICE & BUSINESS EQUIPMENT—0.22%
Neopost SA	11,368	1,218,116

		1,218,116
OIL & GAS—11.99%
Compagnie Generale de Geophysique-Veritas(b)	9,084	2,734,260
Total SA	766,773	62,161,793

		64,896,053
OIL & GAS SERVICES—0.54%
Technip SA	35,992	2,944,264

		2,944,264
PHARMACEUTICALS—6.41%
Sanofi-Aventis	363,687	34,704,806

		34,704,806
REAL ESTATE—1.52%
Gecina SA	4,566	780,807
Icade	11,967	878,464
Klepierre	24,551	1,273,914
Unibail-Rodamco	23,296	5,297,495

		8,230,680
REAL ESTATE INVESTMENT TRUSTS—0.03%
Icade EMGP SA	1,002	154,432

		154,432
RETAIL—0.86%
PPR SA	27,426	4,630,792

		4,630,792
SEMICONDUCTORS—0.69%
STMicroelectronics NV	241,891	3,724,576

		3,724,576
SOFTWARE—0.60%
Business Objects SA(b)	34,027	2,075,778
Dassault Systemes SA	20,368	1,199,175

		3,274,953

TELECOMMUNICATIONS—6.16%
Alcatel-Lucent	821,433	6,728,032
France Telecom SA	649,315	24,732,868
Neuf Cegetel	10,890	569,861
SES SA	52,464	1,320,709

		33,351,470
WATER—6.69%
Suez SA	369,007	24,634,102
Veolia Environnement	124,600	11,553,421

		36,187,523

TOTAL COMMON STOCKS
(Cost: $505,349,661)		540,168,694

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.63%

MONEY MARKET FUNDS—0.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	6,719	6,719
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	3,410,000	3,410,000

		3,416,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,416,719)		3,416,719

TOTAL INVESTMENTS IN SECURITIES—100.46%
(Cost: $508,766,380)		543,585,413
Other Assets, Less Liabilities—(0.46)%		(2,491,416)

NET ASSETS—100.00%		$541,093,997

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—95.50%

AIRLINES—0.49%
Deutsche Lufthansa AG	351,194	$9,510,977

		9,510,977
APPAREL—1.26%
Adidas AG	310,455	20,720,741
Puma AG	9,707	3,915,893

		24,636,634
AUTO MANUFACTURERS—11.27%
Bayerische Motoren Werke AG	251,280	15,380,684
Daimler AG Registered	1,436,813	146,682,756
Volkswagen AG	239,012	57,480,604

		219,544,044
AUTO PARTS & EQUIPMENT—1.56%
Continental AG	233,155	30,428,253

		30,428,253
BANKS—8.34%
Commerzbank AG	953,812	37,941,435
Deutsche Bank AG	732,992	96,607,064
Deutsche Postbank AG	130,780	11,506,408
Hypo Real Estate Holding AG	310,189	16,495,915

		162,550,822
BIOTECHNOLOGY—0.15%
QIAGEN NV(a)(b)	136,630	2,895,976

		2,895,976
BUILDING MATERIALS—0.15%
HeidelbergerCement AG	18,360	3,010,284

		3,010,284
CHEMICALS—10.79%
ALTANA AG	51,630	1,288,347
BASF AG	746,010	103,765,117
Bayer AG	1,098,618	90,854,246
K+S AG	54,900	11,223,874
Wacker Chemie AG	11,520	3,217,227

		210,348,811
COMPUTERS—0.11%
Wincor Nixdorf AG	24,101	2,080,855

		2,080,855
COSMETICS & PERSONAL CARE—0.56%
Beiersdorf AG	134,436	10,855,227

		10,855,227

DIVERSIFIED FINANCIAL SERVICES—2.98%
Deutsche Boerse AG	304,898	57,384,159
MLP AG	53,100	770,075

		58,154,234
ELECTRIC—14.66%
E.ON AG	944,424	193,135,522
RWE AG	674,508	92,453,350

		285,588,872
ENERGY - ALTERNATE SOURCES—0.90%
Q-Cells AG(a)	70,920	10,026,904
SolarWorld AG	125,590	7,596,951

		17,623,855
ENGINEERING & CONSTRUCTION—2.01%
Bilfinger Berger AG	56,707	4,621,339
Fraport AG	25,020	1,937,276
Hochtief AG	63,055	8,347,561
Linde AG	184,091	24,162,891

		39,069,067
FOOD—1.21%
METRO AG	247,083	22,410,045
Suedzucker AG	52,900	1,157,750

		23,567,795
HEALTH CARE - PRODUCTS—0.83%
Fresenius Medical Care AG & Co. KGaA	289,437	16,237,771

		16,237,771
HOLDING COMPANIES - DIVERSIFIED—0.44%
GEA Group AG(a)	234,540	8,524,114

		8,524,114
HOUSEHOLD PRODUCTS & WARES—0.42%
Henkel KGaA	162,603	8,260,604

		8,260,604
INSURANCE—10.19%
Allianz SE	681,362	141,019,347
Muenchener Rueckversicherungs-Gesellschaft AG	314,851	57,547,421

		198,566,768
IRON & STEEL—2.17%
Salzgitter AG	62,055	9,923,976
ThyssenKrupp AG	545,424	32,264,205

		42,188,181
LEISURE TIME—0.46%
TUI AG(a)	319,851	9,009,576

		9,009,576
MACHINERY - DIVERSIFIED—1.79%
Heidelberger Druckmaschinen AG	87,709	2,777,001
MAN AG	170,171	27,476,405
Rheinmetall AG	54,775	4,538,664

		34,792,070
MANUFACTURING—10.09%
Siemens AG	1,291,108	196,565,257

		196,565,257

MEDIA—0.06%
Premiere AG(a)	73,762	1,159,588

		1,159,588
PHARMACEUTICALS—1.06%
Celesio AG	134,895	7,825,182
Merck KGaA	98,928	12,884,613

		20,709,795
REAL ESTATE—0.29%
IVG Immobilien AG	142,209	5,665,244

		5,665,244
RETAIL—0.23%
Arcandor AG(a)(b)	99,242	3,006,678
Douglas Holding AG	25,169	1,544,642

		4,551,320
SEMICONDUCTORS—0.70%
Infineon Technologies AG(a)	1,133,266	13,557,236

		13,557,236
SOFTWARE—3.54%
SAP AG	1,345,268	68,994,328

		68,994,328
TELECOMMUNICATIONS—4.70%
Deutsche Telekom AG	4,135,003	91,650,419

		91,650,419
TRANSPORTATION—2.09%
Deutsche Post AG	1,194,507	40,695,418

		40,695,418

TOTAL COMMON STOCKS
(Cost: $1,515,713,260)		1,860,993,395

Security	Shares	Value

PREFERRED STOCKS—4.40%

AUTO MANUFACTURERS—2.82%
Bayerische Motoren Werke AG	33,300	1,694,160
Porsche Automobil Holding SE	13,186	29,067,444
Volkswagen AG	158,792	24,168,359

		54,929,963
ELECTRIC—0.37%
RWE AG	60,302	7,151,070

		7,151,070

HEALTH CARE - SERVICES—0.25%
Fresenius SE	59,760	4,961,371

		4,961,371

HOUSEHOLD PRODUCTS & WARES—0.78%
Henkel KGaA	274,761	15,228,908

		15,228,908

MEDIA—0.18%
ProSiebenSat.1 Media AG	130,193	3,476,178

		3,476,178

TOTAL PREFERRED STOCKS
(Cost: $62,469,289)		85,747,490

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	83,693	83,693
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	3,330,214	3,330,214

		3,413,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,413,907)		3,413,907

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $1,581,596,456)		1,950,154,792
Other Assets, Less Liabilities—(0.08)%		(1,533,587)

NET ASSETS—100.00%		$1,948,621,205

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.68%

AIRLINES—1.09%
Cathay Pacific Airways Ltd.(a)	10,479,000	$27,525,310

		27,525,310
APPAREL—0.57%
Yue Yuen Industrial Holdings Ltd.(a)	4,491,000	14,305,855

		14,305,855
BANKS—10.71%
Bank of East Asia Ltd.	10,479,100	63,732,806
BOC Hong Kong (Holdings) Ltd.	28,443,000	74,346,218
Hang Seng Bank Ltd.(a)	5,988,000	114,062,270
Wing Hang Bank Ltd.	1,497,000	18,632,222

		270,773,516
CHEMICALS—0.97%
Kingboard Chemical Holdings Co. Ltd.	4,491,000	24,544,924

		24,544,924
DISTRIBUTION & WHOLESALE—7.71%
Esprit Holdings Ltd.	8,233,500	123,522,594
Li & Fung Ltd.	17,965,000	71,533,255

		195,055,849
DIVERSIFIED FINANCIAL SERVICES—9.88%
Hong Kong Exchanges and Clearing Ltd.(a)	8,233,500	250,006,345

		250,006,345
ELECTRIC—4.77%
CLP Holdings Ltd.	9,730,700	65,930,386
Hongkong Electric Holdings Ltd.	10,479,000	54,714,125

		120,644,511
ENGINEERING & CONSTRUCTION—3.89%
Cheung Kong Infrastructure Holdings Ltd.(a)	2,994,000	11,517,751
Hong Kong Aircraft Engineering Co. Ltd.	598,800	18,582,228
New World Development Co. Ltd.(a)	17,964,800	68,417,335

		98,517,314
FOOD—0.68%
Tingyi (Cayman Islands) Holding Corp.(a)	11,976,000	17,105,495

		17,105,495
FOREST PRODUCTS & PAPER—0.52%
Lee & Man Paper Manufacturing Ltd.	2,994,000	13,152,157

		13,152,157
GAS—3.15%
Hong Kong and China Gas Co. Ltd. (The)(a)	26,946,829	79,607,607

		79,607,607

HOLDING COMPANIES - DIVERSIFIED—13.84%
C C Land Holdings Ltd.	4,000,000	6,720,271
Hutchison Whampoa Ltd.	16,467,800	195,022,884
Melco International Development Ltd.(a)	5,988,000	9,568,002
NWS Holdings Ltd.	1,497,000	5,191,641
Swire Pacific Ltd. Class A(a)	5,988,000	80,605,030
Wharf Holdings Ltd. (The)	8,982,000	52,954,736

		350,062,564
INTERNET—2.21%
Tencent Holdings Ltd.	7,485,000	55,954,350

		55,954,350
LODGING—1.02%
Shangri-La Asia Ltd.(a)	8,984,000	25,790,891

		25,790,891
MANUFACTURING—0.29%
Fosun International Ltd.(b)	5,988,000	7,337,519

		7,337,519
MEDIA—0.48%
Television Broadcasts Ltd.	2,001,000	12,246,981

		12,246,981
REAL ESTATE—28.96%
Cheung Kong (Holdings) Ltd.	11,276,000	211,893,904
Chinese Estates Holdings Ltd.	2,994,000	5,837,712
Hang Lung Development Co. Ltd.	2,994,000	17,074,730
Hang Lung Properties Ltd.	16,467,000	74,663,485
Henderson Investment Ltd.	748,000	1,581,432
Henderson Land Development Co. Ltd.(a)	5,988,000	52,800,909
Hopewell Holdings Ltd.	4,491,000	20,478,139
Hysan Development Co. Ltd.(a)	4,491,000	12,748,362
Kerry Properties Ltd.	4,491,000	40,350,586
Shui On Land Ltd.	14,221,500	17,536,209
Shun Tak Holdings Ltd.(a)	8,983,000	13,615,151
Sino Land Co. Ltd.(a)	11,976,000	42,225,345
Sun Hung Kai Properties Ltd.	10,479,000	216,972,127
Wheelock and Co. Ltd.	1,497,000	4,807,075

		732,585,166
REAL ESTATE INVESTMENT TRUSTS—1.41%
Link REIT (The)	16,467,000	35,787,710

		35,787,710
RETAIL—1.48%
Belle International Holdings Ltd.(a)	14,970,000	19,689,778
Giordano International Ltd.(a)	5,988,000	2,838,097
Lifestyle International Holdings Ltd.	4,491,000	11,652,349
Parkson Retail Group Ltd.	300,000	3,179,027

		37,359,251
SEMICONDUCTORS—0.42%
ASM Pacific Technology Ltd.(a)	1,497,000	10,594,793

		10,594,793
TELECOMMUNICATIONS—2.95%
Foxconn International Holdings Ltd.(a)(b)	16,467,000	40,948,586
Hutchison Telecommunications International Ltd.	10,479,000	14,725,031
PCCW Ltd.(a)	31,437,576	18,978,679

		74,652,296

TRANSPORTATION—2.68%
MTR Corp. Ltd.(a)	11,227,583	37,855,994
Orient Overseas International Ltd.	1,497,200	11,451,982
Pacific Basin Shipping Ltd.	8,982,000	18,459,167

		67,767,143

TOTAL COMMON STOCKS
(Cost: $2,012,260,771)		2,521,377,547

Security	Shares	Value

SHORT-TERM INVESTMENTS—20.45%

MONEY MARKET FUNDS—20.45%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	1,556	1,556
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	517,275,355	517,275,355

		517,276,911

TOTAL SHORT-TERM INVESTMENTS
(Cost: $517,276,911)		517,276,911

TOTAL INVESTMENTS IN SECURITIES—120.13%
(Cost: $2,529,537,682)		3,038,654,458
Other Assets, Less Liabilities—(20.13)%		(509,284,180)

NET ASSETS—100.00%		$2,529,370,278

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—94.73%

AEROSPACE & DEFENSE—2.21%
Finmeccanica SpA	141,624	$4,240,809

		4,240,809
AUTO MANUFACTURERS—3.79%
Fiat SpA	263,628	7,263,358

		7,263,358
AUTO PARTS & EQUIPMENT—0.79%
Pirelli & C. SpA(a)	1,261,348	1,506,171

		1,506,171
BANKS—33.78%
Banca Monte dei Paschi di Siena SpA(b)	537,303	3,016,702
Banca Popolare di Milano Scrl	192,744	2,802,315
Banco Popolare SpA(a)	238,537	5,381,598
Intesa Sanpaolo SpA	2,546,104	20,368,278
UniCredito Italiano SpA	3,025,003	25,864,460
Unione di Banche Italiane ScpA	256,218	7,326,225

		64,759,578
BUILDING MATERIALS—0.12%
Italcementi SpA	10,998	228,591

		228,591
COMMERCIAL SERVICES—2.52%
Atlantia SpA	126,744	4,831,489

		4,831,489
DIVERSIFIED FINANCIAL SERVICES—2.94%
Mediobanca SpA	249,300	5,631,740

		5,631,740
ELECTRIC—10.48%
AEM SpA	642,672	2,707,403
Enel SpA	767,113	9,221,996
Terna SpA	2,077,777	8,158,389

		20,087,788
ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
Prysmian SpA(a)	51,372	1,293,220

		1,293,220
ENTERTAINMENT—0.41%
Lottomatica SpA	23,220	792,782

		792,782
FOOD—1.28%
Parmalat SpA	635,220	2,456,894

		2,456,894

HEALTH CARE - PRODUCTS—1.50%
Luxottica Group SpA	85,982	2,877,558

		2,877,558
HOLDING COMPANIES—DIVERSIFIED—0.28%
IFIL Investments SpA	52,632	545,426

		545,426
INSURANCE—7.50%
Assicurazioni Generali SpA	199,775	9,193,066
Fondiaria-Sai SpA	49,806	2,189,577
Mediolanum SpA	199,824	1,451,159
Unipol Gruppo Finanziario SpA	397,008	1,544,283

		14,378,085
MEDIA—2.26%
Arnoldo Mondadori Editore SpA(b)	48,170	403,733
Mediaset SpA	320,946	3,144,596
Seat Pagine Gialle SpA(b)	1,643,120	781,441

		4,329,770
OIL & GAS—16.30%
Eni SpA	873,650	31,251,775

		31,251,775
OIL & GAS SERVICES—1.08%
Saipem SpA	51,552	2,080,942

		2,080,942
RETAIL—0.98%
Autogrill SpA	59,816	1,050,099
Bulgari SpA	56,276	833,482

		1,883,581
TELECOMMUNICATIONS—5.84%
Telecom Italia SpA(b)	3,509,906	11,192,754

		11,192,754

TOTAL COMMON STOCKS
(Cost: $183,512,700)		181,632,311

Security	Shares	Value

PREFERRED STOCKS—5.06%

BANKS—0.85%
Intesa Sanpaolo SpA RNC	214,909	1,624,589

		1,624,589

HOLDING COMPANIES - DIVERSIFIED—0.09%
Istituto Finanziario Industriale SpA(a)	4,932	175,773

		175,773

INSURANCE—1.90%
Unipol Gruppo Finanziario SpA	1,023,689	3,647,615

		3,647,615

TELECOMMUNICATIONS—2.22%
Telecom Italia SpA RNC	1,694,061	4,244,673

		4,244,673

TOTAL PREFERRED STOCKS
(Cost: $9,822,481)		9,692,650

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.82%

MONEY MARKET FUNDS—1.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	1,174	1,174
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	3,487,207	3,487,207

		3,488,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,488,381)		3,488,381

TOTAL INVESTMENTS IN SECURITIES—101.61%
(Cost: $196,823,562)		194,813,342
Other Assets, Less Liabilities—(1.61)%		(3,084,238)

NET ASSETS—100.00%		$191,729,104

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.46%

ADVERTISING—0.23%
Asatsu-DK Inc.	128,100	$3,753,212
Dentsu Inc.	6,405	16,398,647
Hakuhodo DY Holdings Inc.	89,670	5,222,161

		25,374,020
AGRICULTURE—0.91%
Japan Tobacco Inc.	17,382	98,407,897

		98,407,897
AIRLINES—0.15%
All Nippon Airways Co. Ltd.(a)	2,562,000	9,977,769
Japan Airlines Corp.(a)(b)	2,562,000	6,120,622

		16,098,391
APPAREL—0.22%
ASICS Corp.	461,000	6,632,914
Gunze Ltd.	1,281,000	5,358,432
Onward Holdings Co. Ltd.	1,105,000	11,983,908

		23,975,254
AUTO MANUFACTURERS—8.28%
Hino Motors Ltd.(a)	1,281,000	7,852,874
Honda Motor Co. Ltd.	5,892,600	199,740,149
Isuzu Motors Ltd.	1,687,000	7,847,573
Mitsubishi Motors Corp.(b)	4,301,000	8,142,529
Nissan Motor Co. Ltd.	8,583,000	97,881,406
Suzuki Motor Corp.	127,600	4,152,680
Toyota Motor Corp.	10,120,400	569,315,270

		894,932,481
AUTO PARTS & EQUIPMENT—1.89%
Aisin Seiki Co. Ltd.	768,800	30,980,717
Bridgestone Corp.	2,305,800	43,964,543
Denso Corp.	1,922,200	78,499,581
JTEKT Corp.	384,300	6,610,272
NGK Spark Plug Co. Ltd.	629,000	11,102,835
NHK Spring Co. Ltd.	406,000	4,070,065
NOK Corp.	384,300	7,777,809
Sumitomo Rubber Industries Inc.	384,300	3,741,663
Tokai Rika Co. Ltd.	128,100	3,857,147
Toyoda Gosei Co. Ltd.	256,200	9,169,385
Toyota Boshoku Corp.	128,100	4,272,887

		204,046,904
BANKS—9.85%
Bank of Kyoto Ltd. (The)	1,281,000	16,340,906
Bank of Yokohama Ltd. (The)	5,124,000	39,772,495
Chiba Bank Ltd. (The)	2,562,000	21,918,756
Chuo Mitsui Trust Holdings Inc.	2,567,000	21,753,257

Fukuoka Financial Group Inc.	2,568,000	16,552,806
Gunma Bank Ltd.	1,281,000	9,365,707
Hachijuni Bank Ltd. (The)	1,281,000	10,127,897
Hiroshima Bank Ltd. (The)	1,281,000	7,529,520
Hokuhoku Financial Group Inc.	5,129,000	16,599,603
Joyo Bank Ltd. (The)	2,562,000	15,359,297
Mitsubishi UFJ Financial Group Inc.	32,025,080	314,404,436
Mizuho Financial Group Inc.	35,868	192,395,402
Nishi-Nippon City Bank Ltd. (The)	2,562,000	7,136,876
Resona Holdings Inc.(a)	20,496	39,726,302
Sapporo Hokuyo Holdings Inc.	1,281	13,280,595
77 Bank Ltd. (The)	1,281,000	8,649,709
Shinsei Bank Ltd.(a)	5,124,000	18,292,576
Shizuoka Bank Ltd. (The)	2,562,000	30,325,950
Sumitomo Mitsui Financial Group Inc.	24,719	211,924,895
Sumitomo Trust and Banking Co. Ltd. (The)	5,124,000	42,451,711
Suruga Bank Ltd.	776,000	9,877,954

		1,063,786,650
BEVERAGES—0.79%
Asahi Breweries Ltd.	1,281,000	22,253,658
Coca-Cola West Japan Co. Ltd.	256,200	5,831,914
ITO EN Ltd.(a)	256,200	6,062,881
Kirin Holdings Co. Ltd.	2,562,000	40,396,105
Sapporo Holdings Ltd.(a)	1,281,000	10,439,702

		84,984,260
BUILDING MATERIALS—1.44%
Asahi Glass Co. Ltd.	3,843,000	53,353,347
Daikin Industries Ltd.	903,700	46,356,123
JS Group Corp.	1,024,800	16,435,602
Matsushita Electric Works Ltd.	1,281,000	13,349,885
Nippon Sheet Glass Co. Ltd.	2,562,000	13,973,496
Sumitomo Osaka Cement Co. Ltd.	1,281,000	2,540,635
Taiheiyo Cement Corp.	3,843,000	9,319,514

		155,328,602
CHEMICALS—3.97%
Asahi Kasei Corp.	5,124,000	36,862,312
Daicel Chemical Industries Ltd.	1,281,000	7,575,714
Dainippon Ink and Chemicals Inc.	2,562,000	12,841,758
Denki Kagaku Kogyo Kabushiki Kaisha	2,562,000	13,280,596
Hitachi Chemical Co. Ltd.	256,200	6,051,332
JSR Corp.	640,500	15,445,909
Kaneka Corp.	1,281,000	10,578,282
Mitsubishi Chemical Holdings Corp.	4,483,500	35,811,413
Mitsubishi Gas Chemical Co. Inc.	1,281,000	13,234,401
Mitsui Chemicals Inc.	2,562,000	18,662,123
Nippon Kayaku Co. Ltd.	1,281,000	10,416,606
Nissan Chemical Industries Ltd.	1,103,000	15,104,413
Nitto Denko Corp.	640,500	33,143,746
Shin-Etsu Chemical Co. Ltd.	1,537,200	91,047,140
Showa Denko K.K.	3,843,000	13,234,401
Sumitomo Chemical Co. Ltd.	5,124,000	43,606,545
Taiyo Nippon Sanso Corp.	1,281,000	12,610,791
Tokuyama Corp.(a)	908,000	9,454,496
Tosoh Corp.	2,562,000	12,518,404
Ube Industries Ltd.	3,851,000	13,991,012
Zeon Corp.	566,000	3,745,269

		429,216,663
COMMERCIAL SERVICES—0.84%
Benesse Corp.	256,200	10,601,379

Dai Nippon Printing Co. Ltd.	2,562,000	37,370,439
Goodwill Group Inc. (The)(a)(b)	5,124	1,281,866
Kamigumi Co. Ltd.	1,281,000	9,977,769
KK DaVinci Advisors(b)	3,843	3,810,953
TIS Inc.	128,600	2,538,959
Toppan Printing Co. Ltd.	2,562,000	25,152,292

		90,733,657
COMPUTERS—0.99%
CSK Holdings Corp.	256,200	8,407,194
Fujitsu Ltd.	6,405,000	44,865,315
Itochu Techno-Science Corp.	128,100	4,573,144
Meitec Corp.(a)	128,100	4,284,435
Obic Co. Ltd.	12,810	2,437,855
Otsuka Corp.	62,000	5,527,879
TDK Corp.	512,400	36,354,186

		106,450,008
COSMETICS & PERSONAL CARE—1.00%
Aderans Holdings Co. Ltd.(a)	128,100	2,038,283
Kao Corp.	2,211,000	66,972,819
Shiseido Co. Ltd.	1,281,000	30,660,852
Uni-Charm Corp.	128,100	8,291,711

		107,963,665
DISTRIBUTION & WHOLESALE—4.42%
Canon Marketing Japan Inc.	128,100	2,615,700
Hitachi High-Technologies Corp.	128,100	2,863,989
ITOCHU Corp.	5,124,000	53,769,087
Marubeni Corp.	5,128,000	39,063,872
Mitsubishi Corp.	4,995,900	143,222,556
Mitsui & Co. Ltd.	6,405,000	146,086,544
Sojitz Corp.	3,586,800	14,033,547
Sumitomo Corp.	3,843,000	57,164,300
Toyota Tsusho Corp.	640,500	18,535,091

		477,354,686
DIVERSIFIED FINANCIAL SERVICES—2.97%
Acom Co. Ltd.(a)	269,010	6,632,791
AEON Credit Service Co. Ltd.	385,170	6,385,644
AIFUL Corp.(a)	256,200	5,000,433
Credit Saison Co. Ltd.	640,500	18,304,124
Daiwa Securities Group Inc.	5,124,000	51,459,419
Mitsubishi UFJ Lease & Finance Co. Ltd.	115,290	4,053,469
Nikko Cordial Corp.(a)	1,281,000	19,054,767
Nomura Holdings Inc.	6,661,200	119,382,156
ORIX Corp.	320,250	65,219,270
Promise Co. Ltd.(a)	320,450	9,013,333
Shinko Securities Co. Ltd.	1,281,000	5,681,785
Takefuji Corp.	422,850	10,845,240

		321,032,431
ELECTRIC—3.48%
Chubu Electric Power Co. Inc.	2,433,900	67,361,488
Electric Power Development Co. Ltd.	640,500	23,154,429
Hokkaido Electric Power Co. Inc.	640,500	14,117,850
Kansai Electric Power Co. Inc. (The)	2,818,200	72,408,114
Kyushu Electric Power Co. Inc.	1,409,100	38,236,565
Tohoku Electric Power Co. Inc.	1,665,400	38,360,127
Tokyo Electric Power Co. Inc. (The)	4,483,500	122,470,182

		376,108,755

ELECTRICAL COMPONENTS & EQUIPMENT—4.13%
Casio Computer Co. Ltd.	896,700	11,406,299
Fujikura Ltd.	1,281,000	6,328,491
Furukawa Electric Co. Ltd. (The)	2,562,000	11,017,120
Hitachi Cable Ltd.	1,281,000	8,257,066
Hitachi Ltd.	12,810,000	89,846,112
Mitsubishi Electric Corp.	7,686,000	87,998,377
SANYO Electric Co. Ltd.(a)(b)	5,279,000	10,136,822
Sharp Corp.	3,843,000	63,053,956
Stanley Electric Co. Ltd.	513,600	12,594,023
Sumitomo Electric Industries Ltd.	2,818,200	43,444,868
Toshiba Corp.	11,529,000	93,749,452
Ushio Inc.	384,300	8,297,485

		446,130,071
ELECTRONICS—4.50%
Advantest Corp.	512,400	14,550,913
Alps Electric Co. Ltd.	640,500	8,037,647
Fanuc Ltd.	640,500	66,691,683
Hirose Electric Co. Ltd.	128,100	14,389,235
IBIDEN Co. Ltd.	512,400	40,326,815
Keyence Corp.	128,192	29,769,898
Kyocera Corp.	640,500	57,453,009
Mabuchi Motor Co. Ltd.	128,100	8,326,356
Minebea Co. Ltd.	1,281,000	7,956,808
Mitsumi Electric Co. Ltd.	128,100	4,988,884
Murata Manufacturing Co. Ltd.	768,600	44,830,670
NEC Corp.	7,686,000	35,961,541
NGK Insulators Ltd.	1,281,000	39,379,851
Nippon Electric Glass Co. Ltd.	1,281,500	21,384,327
Omron Corp.	896,700	23,119,784
Secom Co. Ltd.	768,600	42,682,678
Tokyo Seimitsu Co. Ltd.(a)	128,100	3,245,085
Yaskawa Electric Corp.	1,142,000	14,979,581
Yokogawa Electric Corp.	768,600	8,564,251

		486,639,016
ENGINEERING & CONSTRUCTION—0.87%
Chiyoda Corp.	609,000	7,894,902
JGC Corp.	1,202,000	22,214,109
Kajima Corp.	3,843,000	12,610,791
Nishimatsu Construction Co. Ltd.(a)	1,281,000	3,614,632
Obayashi Corp.	2,562,000	12,957,242
Okumura Corp.(a)	1,281,000	5,855,011
Shimizu Corp.	2,562,000	11,040,217
Taisei Corp.	3,843,000	11,363,570
Toda Corp.	1,281,000	6,825,071

		94,375,545
ENTERTAINMENT—0.25%
Oriental Land Co. Ltd.	256,200	15,567,168
Toho Co. Ltd.	513,600	11,505,937

		27,073,105
ENVIRONMENTAL CONTROL—0.07%
Kurita Water Industries Ltd.	256,200	7,529,520

		7,529,520
FOOD—0.93%
Ajinomoto Co. Inc.	2,562,000	28,085,571
Kikkoman Corp.(a)	1,281,000	17,588,127
Meiji Dairies Corp.(a)	1,281,000	6,467,073

Meiji Seika Kaisha Ltd.(a)	1,281,000	5,647,140
Nichirei Corp.	1,281,000	5,346,883
Nippon Meat Packers Inc.(a)	1,118,000	10,975,902
Nisshin Seifun Group Inc.	642,500	6,354,045
Nissin Food Products Co. Ltd.(a)	385,100	13,747,992
Yakult Honsha Co. Ltd.(a)	256,200	6,282,299

		100,495,032
FOREST PRODUCTS & PAPER—0.22%
Nippon Paper Group Inc.	3,843	11,224,990
Oji Paper Co. Ltd.	2,562,000	12,264,340

		23,489,330
GAS—0.70%
Osaka Gas Co. Ltd.	7,686,000	30,556,917
Tokyo Gas Co. Ltd.	8,967,000	44,622,799

		75,179,716
HAND & MACHINE TOOLS—0.93%
Fuji Electric Holdings Co. Ltd.	2,562,000	9,446,545
Makita Corp.	384,300	17,080,000
Nidec Corp.	433,100	32,484,940
OSG Corp.(a)	256,200	2,852,441
SMC Corp.	256,200	29,609,953
THK Co. Ltd.	513,000	9,365,111

		100,838,990
HEALTH CARE - PRODUCTS—0.80%
Hoya Pentax HD Corp.	1,537,200	53,491,926
Terumo Corp.	640,500	32,450,845

		85,942,771
HOME BUILDERS—0.46%
Daiwa House Industry Co. Ltd.	1,281,000	16,999,162
Haseko Corp.(b)	3,843,000	7,621,907
Sekisui Chemical Co. Ltd.	1,281,000	8,753,644
Sekisui House Ltd.	1,281,000	16,352,454

		49,727,167
HOME FURNISHINGS—3.56%
Matsushita Electric Industrial Co. Ltd.	7,686,015	154,863,588
Pioneer Corp.	640,900	6,049,333
Sony Corp.	3,843,000	208,216,633
Yamaha Corp.	640,500	15,503,651

		384,633,205
HOUSEWARES—0.09%
TOTO Ltd.(a)	1,281,000	10,220,284

		10,220,284
INSURANCE—2.11%
Millea Holdings Inc.	2,818,200	98,830,723
Mitsui Sumitomo Insurance Co. Ltd.	4,589,000	49,851,206
Sompo Japan Insurance Inc.	2,562,000	24,759,649
Sony Financial Holdings Inc.(b)	2,562	9,700,609
T&D Holdings Inc.	768,600	44,414,929

		227,557,116
INTERNET—1.41%
Access Co. Ltd.(a)(b)	995	3,991,661
eAccess Ltd.	3,843	2,075,237
Matsui Securities Co. Ltd.	384,300	3,163,091
Rakuten Inc.	25,575	13,095,876

SBI E*Trade Securities Co. Ltd.	5,124	5,173,658
SBI Holdings Inc.	35,868	10,686,837
SoftBank Corp.	2,819,000	64,677,530
Trend Micro Inc.	533,500	21,498,716
Yahoo! Japan Corp.	57,645	27,698,702

		152,061,308
IRON & STEEL—3.46%
Daido Steel Co. Ltd.(a)	1,281,000	9,411,900
JFE Holdings Inc.	2,049,850	111,801,600
Kobe Steel Ltd.	10,248,000	33,536,389
Nippon Steel Corp.	21,777,000	130,554,023
Nisshin Steel Co. Ltd.	3,851,000	14,303,466
Sumitomo Metal Industries Ltd.	15,372,000	67,627,099
Tokyo Steel Manufacturing Co. Ltd.	513,000	6,553,266

		373,787,743
LEISURE TIME—0.55%
Namco Bandai Holdings Inc.	768,698	12,653,978
Round One Corp.	1,281	3,094,956
Sankyo Co. Ltd.	256,200	11,548,343
Sega Sammy Holdings Inc.	128,100	1,630,626
Shimano Inc.	256,200	9,654,415
Yamaha Motor Co. Ltd.	768,800	20,931,044

		59,513,362
MACHINERY—0.35%
Hitachi Construction Machinery Co. Ltd.	387,300	13,861,447
Japan Steel Works Ltd. (The)	1,281,000	18,696,768
Okuma Corp.	493,000	5,653,333

		38,211,548
MACHINERY - CONSTRUCTION & MINING—0.97%
Komatsu Ltd.	3,458,700	104,454,767

		104,454,767
MACHINERY - DIVERSIFIED—0.97%
Amada Co. Ltd.	1,281,000	11,663,827
Ebara Corp.(a)	1,281,000	4,619,337
Kubota Corp.(a)	3,843,000	28,408,925
Sumitomo Heavy Industries Ltd.	2,562,000	27,577,445
Toyota Industries Corp.	768,600	32,150,588

		104,420,122
MANUFACTURING—2.84%
FUJIFILM Holdings Corp.	1,921,500	84,880,325
Glory Ltd.	128,100	3,452,955
IHI Corp.	5,130,000	11,700,608
Kawasaki Heavy Industries Ltd.	5,124,000	16,814,388
Konica Minolta Holdings Inc.	1,921,500	36,377,282
Mitsubishi Heavy Industries Ltd.	12,810,000	61,783,638
Nikon Corp.	1,281,000	39,841,785
Olympus Corp.	1,281,000	52,429,480

		307,280,461
MEDIA—0.09%
Fuji Television Network Inc.	1,655	2,700,518
Jupiter Telecommunications Co. Ltd.(b)	5,124	4,134,307
Tokyo Broadcasting System Inc.(a)	128,100	2,979,473

		9,814,298
METAL FABRICATE & HARDWARE—0.33%
NSK Ltd.	2,562,000	24,597,971

NTN Corp.	1,281,000	11,213,441

		35,811,412
MINING—0.90%
Dowa Holdings Co. Ltd.	1,281,000	8,949,966
Mitsubishi Materials Corp.	3,843,000	19,262,637
Mitsui Mining & Smelting Co. Ltd.	2,562,000	10,924,732
Nippon Light Metal Co. Ltd.	1,281,000	2,263,475
OSAKA Titanium technologies Co. Ltd.(a)	78,400	6,028,866
Sumitomo Metal Mining Co. Ltd.	2,208,000	45,384,178
Toho Titanium Co. Ltd.(a)	128,100	4,249,790

		97,063,644
OFFICE & BUSINESS EQUIPMENT—2.48%
Canon Inc.	3,971,150	207,999,833
Ricoh Co. Ltd.	2,562,000	48,272,076
Seiko Epson Corp.	512,400	11,363,570

		267,635,479
OIL & GAS—1.12%
Cosmo Oil Co. Ltd.	355,000	1,452,964
Idemitsu Kosan Co. Ltd.	25,000	2,812,711
INPEX Holdings Inc.	3,260	33,209,826
Japan Petroleum Exploration Co. Ltd.	5,000	392,608
Nippon Mining Holdings Inc.	3,202,500	23,558,620
Nippon Oil Corp.	5,124,500	42,317,259
Showa Shell Sekiyu K.K.	384,300	4,379,132
TonenGeneral Sekiyu K.K.	1,281,000	13,361,433

		121,484,553
PACKAGING & CONTAINERS—0.10%
Toyo Seikan Kaisha Ltd.	640,500	11,213,441

		11,213,441
PHARMACEUTICALS—4.96%
Alfresa Holdings Corp.	128,100	7,390,940
Astellas Pharma Inc.	1,922,030	85,596,829
Chugai Pharmaceutical Co. Ltd.	1,024,800	17,886,074
Daiichi Sankyo Co. Ltd.	2,690,169	84,154,938
Eisai Co. Ltd.	1,024,800	45,269,506
Kyowa Hakko Kogyo Co. Ltd.(a)	1,274,000	14,413,973
Mediceo Paltac Holdings Co. Ltd.	512,400	7,086,064
Mitsubishi Tanabe Pharma Corp.	1,281,000	12,333,631
Santen Pharmaceutical Co. Ltd.	128,100	3,135,375
Shionogi & Co. Ltd.	1,281,000	24,597,971
Suzuken Co. Ltd.	256,200	8,453,387
Taisho Pharmaceutical Co. Ltd.	1,044,000	20,470,588
Takeda Pharmaceutical Co. Ltd.	3,202,500	204,983,097

		535,772,373
REAL ESTATE—2.92%
AEON Mall Co. Ltd.	128,100	3,383,665
Daito Trust Construction Co. Ltd.	384,300	18,431,156
Leopalace21 Corp.	512,400	14,966,653
Mitsubishi Estate Co. Ltd.	4,142,000	110,901,420
Mitsui Fudosan Co. Ltd.	3,416,000	87,459,455
NTT Urban Development Corp.	3,843	7,691,197
Sumitomo Realty & Development Co. Ltd.	1,281,000	38,686,951
Tokyo Tatemono Co. Ltd.	1,281,000	15,035,943
Tokyu Land Corp.	1,281,000	12,021,826
Urban Corp.	412,000	6,648,456

		315,226,722

REAL ESTATE INVESTMENT TRUSTS—0.45%
Japan Real Estate Investment Corp.	1,281	16,167,681
Japan Retail Fund Investment Corp.	1,281	8,372,549
Nippon Building Fund Inc.	1,284	18,404,868
Nomura Real Estate Office Fund Inc.	520	5,344,151

		48,289,249
RETAIL—2.82%
AEON Co. Ltd.	2,177,700	33,256,920
Aoyama Trading Co. Ltd.	256,200	6,524,814
Autobacs Seven Co. Ltd.	128,100	2,760,054
Citizen Watch Co. Ltd.	1,409,100	15,065,969
EDION Corp.	256,200	3,187,343
FamilyMart Co. Ltd.	256,200	7,598,810
Fast Retailing Co. Ltd.(a)	237,300	15,616,768
Isetan Co. Ltd.	768,600	11,190,345
J Front Retailing Co. Ltd.(b)	1,846,000	16,791,652
Lawson Inc.	256,200	9,354,158
Marui Group Co. Ltd.(a)	1,152,900	11,796,633
Mitsukoshi Ltd.(a)	1,281,000	6,236,105
Nitori Co. Ltd.	128,100	6,270,751
Ryohin Keikaku Co. Ltd.	128,100	7,922,164
Seven & I Holdings Co. Ltd.	3,074,480	76,913,969
Shimachu Co. Ltd.	128,600	3,814,235
Shimamura Co. Ltd.	47,700	4,876,430
Takashimaya Co. Ltd.	1,281,000	15,821,231
UNY Co. Ltd.	1,245,000	11,010,548
USS Co. Ltd.	89,670	5,788,030
Yamada Denki Co. Ltd.	281,820	32,545,542

		304,342,471
SEMICONDUCTORS—1.02%
Elpida Memory Inc.(b)	384,300	12,887,951
NEC Electronics Corp.(a)(b)	128,100	3,579,986
Rohm Co. Ltd.	384,700	35,235,989
Sanken Electric Co. Ltd.(a)	332,000	1,765,878
Shinko Electric Industries Co. Ltd.	256,200	5,566,302
Sumco Corp.	384,300	11,883,245
Tokyo Electron Ltd.	640,552	39,325,302

		110,244,653
SHIPBUILDING—0.11%
Mitsui Engineering & Shipbuilding Co. Ltd.	2,562,000	11,640,730

		11,640,730
SOFTWARE—0.26%
Fuji Soft ABC Inc.(a)	128,100	2,165,314
Konami Corp.	385,100	11,421,943
Nomura Research Institute Ltd.	256,200	9,076,998
Oracle Corp.	128,100	5,774,172

		28,438,427
STORAGE & WAREHOUSING—0.04%
Mitsubishi Logistics Corp.	319,000	3,859,346

		3,859,346
TELECOMMUNICATIONS—2.59%
Hikari Tsushin Inc.	128,100	3,914,888
KDDI Corp.	8,967	63,538,986
Nippon Telegraph and Telephone Corp.	19,215	87,478,702
NTT Data Corp.	5,124	23,327,654
NTT DoCoMo Inc.	62,769	99,027,045
Oki Electric Industry Co. Ltd.(a)(b)	1,286,000	2,179,563

		279,466,838

TEXTILES—0.97%
Kuraray Co. Ltd.	1,281,000	15,751,941
Mitsubishi Rayon Co. Ltd.	2,562,000	13,811,819
Nisshinbo Industries Inc.	1,281,000	17,056,903
Teijin Ltd.	3,843,000	16,629,614
Toray Industries Inc.	5,124,000	41,389,263

		104,639,540
TOYS, GAMES & HOBBIES—2.16%
Nintendo Co. Ltd.	384,300	233,853,955

		233,853,955
TRANSPORTATION—4.50%
Central Japan Railway Co.	5,952	62,779,716
East Japan Railway Co.	12,810	106,013,793
Hankyu Hanshin Holdings Inc.	3,848,800	17,869,119
Kawasaki Kisen Kaisha Ltd.	2,562,000	30,372,143
Keihin Electric Express Railway Co. Ltd.(a)	1,285,000	8,329,186
Keio Corp.	2,562,000	16,075,294
Kintetsu Corp.(a)	6,409,000	21,262,222
Mitsui O.S.K. Lines Ltd.	3,843,000	57,198,945
Nippon Express Co. Ltd.	3,843,000	19,539,797
Nippon Yusen Kabushiki Kaisha	3,843,000	33,120,649
Odakyu Electric Railway Co. Ltd.	1,281,000	9,284,868
Seino Holdings Co. Ltd.	1,243,000	9,087,879
Tobu Railway Co. Ltd.	3,843,000	18,604,382
Tokyu Corp.	3,843,000	26,815,253
West Japan Railway Co.	6,405	31,353,753
Yamato Holdings Co. Ltd.	1,281,000	17,876,836

		485,583,835
VENTURE CAPITAL—0.04%
JAFCO Co. Ltd.	128,100	4,792,563

		4,792,563

TOTAL COMMON STOCKS
(Cost: $9,268,318,744)		10,744,528,032

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.11%

MONEY MARKET FUNDS—2.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	1,225,764	1,225,764
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	226,471,105	226,471,105

		227,696,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,696,869)		227,696,869

TOTAL INVESTMENTS IN SECURITIES—101.57%
(Cost: $9,496,015,613)		10,972,224,901
Other Assets, Less Liabilities—(1.57)%		(170,064,274)

NET ASSETS—100.00%		$10,802,160,627

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—98.67%

AGRICULTURE—11.99%
British American Tobacco (Malaysia) Bhd	1,571,000	$18,794,100
IOI Corp. Bhd	41,032,030	82,320,167
Kuala Lumpur Kepong Bhd	5,240,600	24,610,337

		125,724,604
AIRLINES—1.11%
AirAsia Bhd(a)	10,258,000	5,609,963
Malaysian Airline System Bhd(a)	4,125,500	6,008,307

		11,618,270
AUTO MANUFACTURERS—0.68%
DRB-Hicom Bhd	7,236,800	3,549,033
Proton Holdings Bhd(a)	3,345,000	3,579,135

		7,128,168
AUTO PARTS & EQUIPMENT—1.23%
UMW Holdings Bhd	2,899,000	12,924,655

		12,924,655
BANKS—24.94%
Alliance Financial Group Bhd	2,322,000	2,056,640
AMMB Holdings Bhd	17,059,500	20,383,173
Bumiputra-Commerce Holdings Bhd	31,108,532	98,933,361
Hong Leong Bank Bhd	5,798,000	10,770,545
Malayan Banking Bhd	23,972,500	81,226,483
Public Bank Bhd	12,822,500	40,778,942
RHB Capital Bhd	4,303,300	7,418,380

		261,567,524
BEVERAGES—0.23%
Guinness Anchor Bhd	1,545,000	2,410,834

		2,410,834
BUILDING MATERIALS—0.61%
Lafarge Malayan Cement Bhd	4,070,060	6,411,448

		6,411,448
COMMERCIAL SERVICES—1.74%
PLUS Expressways Bhd	18,509,000	18,264,194

		18,264,194
DIVERSIFIED FINANCIAL SERVICES—2.08%
Bursa Malaysia Bhd	3,791,000	15,098,648
Hong Leong Credit Bhd	2,564,500	4,497,117
TA Enterprise Bhd	6,244,000	2,264,134

		21,859,899
ELECTRIC—4.42%
Tenaga Nasional Bhd	16,056,050	44,142,804

YTL Power International Bhd	2,822,000	2,197,545

		46,340,349
ENGINEERING & CONSTRUCTION—7.98%
Gamuda Bhd	19,401,000	25,256,763
IJM Corp. Bhd	7,359,000	18,154,169
Malaysian Resources Corp. Bhd(a)	8,638,000	6,315,791
MMC Corp. Bhd	3,679,500	9,459,853
YTL Corp. Bhd	10,369,588	24,502,370

		83,688,946
ENTERTAINMENT—3.55%
Berjaya Sports Toto Bhd	9,143,000	13,533,108
Magnum Corp. Bhd	9,812,000	9,565,570
Tanjong PLC	2,787,500	14,167,410

		37,266,088
FOOD—1.64%
PPB Group Bhd	5,798,066	17,233,069

		17,233,069
GAS—1.88%
Petronas Gas Bhd	6,021,000	19,685,243

		19,685,243
HOLDING COMPANIES - DIVERSIFIED—10.14%
Mulpha International Bhd(a)	7,195,200	3,165,075
Multi-Purpose Holdings Bhd	6,374,100	3,883,758
Sime Darby Bhd(a)	27,749,225	90,724,172
UEM World Bhd	7,693,500	8,597,878

		106,370,883
LODGING—8.90%
Genting Bhd	22,746,000	53,408,649
Resorts World Bhd	35,345,500	39,920,612

		93,329,261
MEDIA—1.43%
Astro All Asia Networks PLC	4,683,000	4,314,846
Media Prima Bhd	7,586,500	5,434,229
Star Publications (Malaysia) Bhd	5,177,560	5,232,190

		14,981,265
METAL FABRICATE & HARDWARE—0.73%
KNM Group Bhd	3,908,800	7,609,642

		7,609,642
OIL & GAS—1.13%
Petronas Dagangan Bhd	3,010,500	7,695,140
Shell Refining Co. (FOM) Bhd	1,271,700	4,157,735

		11,852,875
OIL & GAS SERVICES—0.30%
Scomi Group Bhd	7,686,000	3,198,217

		3,198,217
REAL ESTATE—2.77%
IGB Corp. Bhd	9,143,000	6,250,230
IOI Properties Bhd	866,250	3,527,307
KLCC Property Holdings Bhd	5,129,000	5,427,029
SP Setia Bhd	6,132,500	13,852,578

		29,057,144

SEMICONDUCTORS—0.16%
Malaysian Pacific Industries Bhd	669,000	1,710,031

		1,710,031
TELECOMMUNICATIONS—4.65%
DiGi.Com Bhd	1,083,000	8,288,676
Telekom Malaysia Bhd	12,599,500	40,444,227

		48,732,903
TRANSPORTATION—4.38%
Malaysian Bulk Carriers Bhd	2,453,050	3,295,523
MISC Bhd	13,714,500	39,743,313
Pos Malaysia Bhd(a)	3,640,300	2,910,509

		45,949,345

TOTAL COMMON STOCKS
(Cost: $673,599,524)		1,034,914,857

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.42%

MONEY MARKET FUNDS—0.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	4,435,518	4,435,518

		4,435,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,435,518)		4,435,518

TOTAL INVESTMENTS IN SECURITIES—99.09%
(Cost: $678,035,042)		1,039,350,375
Other Assets, Less Liabilities—0.91%		9,554,763

NET ASSETS—100.00%		$1,048,905,138

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

BANKS—0.25%
Banco Compartamos SA de CV(a)	700,800	$3,133,031

		3,133,031
BEVERAGES—7.18%
Coca-Cola FEMSA SAB de CV SP ADR	236,037	10,699,557
Fomento Economico Mexicano SAB(b)	18,441,908	59,599,841
Grupo Continental SAB de CV	147,200	313,223
Grupo Modelo SAB de CV Series C(b)	4,582,600	20,137,886

		90,750,507
BUILDING MATERIALS—12.44%
Cemex SA de CV Series CPO(a)(b)	55,034,703	157,237,676

		157,237,676
DIVERSIFIED FINANCIAL SERVICES—3.92%
Grupo Financiero Banorte SAB de CV Series O(b)	11,409,900	49,595,049

		49,595,049
ENGINEERING & CONSTRUCTION—5.38%
Carso Infraestructura y Construccion SAB de CV(a)(b)	7,489,800	6,809,660
Empresas ICA SAB de CV(a)(b)	3,591,674	21,291,837
Grupo Aeroportuario del Centro Norte SAB de CV	408,200	1,386,683
Grupo Aeroportuario del Pacifico SA de CV Class H(b)	4,095,300	18,835,191
Grupo Aeroportuario del Sureste SA de CV ADR	303,201	18,192,060
Promotora y Operadora de Infraestructura SA de CV(a)	438,000	1,459,356

		67,974,787
ENVIRONMENTAL CONTROL—0.01%
Promotora Ambiental SAB de CV(a)	43,800	139,580

		139,580
FOOD—2.16%
Alsea SAB de CV	1,160,700	1,514,726
Gruma SAB de CV Class B	156,700	492,170
Grupo Bimbo SAB de CV Series A(b)	4,577,100	25,326,048

		27,332,944
FOREST PRODUCTS & PAPER—1.68%
Kimberly-Clark de Mexico SA de CV Class A(b)	5,124,600	21,244,255

		21,244,255
HOLDING COMPANIES - DIVERSIFIED—3.97%
Alfa SAB de CV Class A(b)	2,873,300	19,004,395
Grupo Carso SA de CV Series A1(b)	8,832,230	31,204,163

		50,208,558
HOME BUILDERS—3.52%
Consorcio ARA SAB de CV(b)	5,715,900	5,548,551
Corporacion Geo SAB de CV Series B(a)(b)	3,285,000	9,346,237
Desarrolladora Homex SAB de CV(a)(b)	1,701,630	14,003,661
Sare Holding SA de CV Class B(a)	265,200	377,507
Urbi Desarrollos Urbanos SA de CV(a)(b)	4,467,600	15,189,052

		44,465,008

HOUSEWARES—0.05%
Vitro SAB de CV Series A	376,000	692,344

		692,344
MACHINERY—0.03%
Industrias CH SA de CV Class B(a)	118,300	435,661

		435,661
MEDIA—4.88%
Grupo Televisa SA Series CPO(b)	12,548,799	60,780,220
TV Azteca SA de CV	1,740,300	963,743

		61,743,963
MINING—6.48%
Grupo Mexico SA de CV Series B(b)	8,672,400	60,848,887
Industrias Penoles SAB de CV(b)	876,000	21,027,121

		81,876,008
RETAIL—7.15%
Controladora Comercial Mexicana SA de CV(b)	4,839,900	13,183,403
Grupo Elektra SA de CV	304,500	7,202,820
Grupo Famsa SAB de CV Class A(a)	678,900	2,788,224
Organizacion Soriana SAB de CV Class B(b)	2,496,690	6,897,035
Wal-Mart de Mexico SAB de CV Series V(b)	16,644,000	60,285,740

		90,357,222
TELECOMMUNICATIONS—40.66%
America Movil SAB de CV Series L(b)	101,835,040	313,768,789
Axtel SAB de CV(a)	1,368,100	3,316,972
Carso Global Telecom SAB de CV Class A1(a)(b)	9,261,231	43,019,714
Grupo Iusacell SA de CV(a)	442,800	5,775,741
Telefonos de Mexico SA de CV Series L(b)	79,454,400	148,053,943

		513,935,159

TOTAL COMMON STOCKS
(Cost: $1,331,347,632)		1,261,121,752

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.22%

MONEY MARKET FUNDS—5.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	541,217	541,217
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	65,386,958	65,386,958

		65,928,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,928,175)		65,928,175

TOTAL INVESTMENTS IN SECURITIES—104.98%
(Cost: $1,397,275,807)		1,327,049,927
Other Assets, Less Liabilities—(4.98)%		(62,920,891)

NET ASSETS—100.00%		$1,264,129,036

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.77%

BEVERAGES—4.85%
Heineken NV	195,285	$12,864,811

		12,864,811
CHEMICALS—8.18%
Akzo Nobel NV	166,181	12,781,868
Koninklijke DSM NV	178,433	8,907,657

		21,689,525
COMMERCIAL SERVICES—2.56%
Randstad Holding NV	57,519	2,738,041
Vedior NV	162,100	4,044,954

		6,782,995
DISTRIBUTION & WHOLESALE—1.32%
Corporate Express NV(a)	123,739	1,100,680
Hagemeyer NV(a)	350,604	2,398,195

		3,498,875
ELECTRONICS—10.58%
Koninklijke Philips Electronics NV	666,710	28,047,544

		28,047,544
FOOD—17.76%
Koninklijke Ahold NV(b)	892,295	12,717,723
Unilever NV	968,956	34,348,112

		47,065,835
INSURANCE—21.24%
Aegon NV	701,142	12,566,181
ING Groep NV(a)	1,122,754	43,722,354

		56,288,535
MEDIA—8.48%
Reed Elsevier NV	707,505	13,064,471
Wolters Kluwer NV	302,184	9,416,795

		22,481,266
OFFICE & BUSINESS EQUIPMENT—0.66%
Oce NV	96,257	1,750,593

		1,750,593
OIL & GAS SERVICES—2.98%
Fugro NV	47,411	3,910,388
SBM Offshore NV	114,025	3,976,749

		7,887,137
REAL ESTATE INVESTMENT TRUSTS—4.64%
Corio NV	84,031	7,146,604
Wereldhave NV	46,540	5,148,807

		12,295,411

SEMICONDUCTORS—4.22%
ASML Holding NV(b)	321,310	11,191,896

		11,191,896
SOFTWARE—0.67%
TomTom NV(b)	18,511	1,760,705

		1,760,705
TELECOMMUNICATIONS—6.64%
Koninklijke KPN NV	954,573	17,598,695

		17,598,695
TRANSPORTATION—4.99%
TNT NV	321,883	13,224,602

		13,224,602

TOTAL COMMON STOCKS
(Cost: $253,965,454)		264,428,425

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.92%

MONEY MARKET FUNDS—0.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	181,640	181,640
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	2,264,598	2,264,598

		2,446,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,446,238)		2,446,238

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $256,411,692)		266,874,663
Other Assets, Less Liabilities—(0.69)%		(1,824,575)

NET ASSETS—100.00%		$265,050,088

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.54%

AUSTRALIA—64.18%
A.B.C. Learning Centres Ltd.(a)	1,145,202	$5,327,416
AGL Energy Ltd.	1,270,438	14,415,472
Alumina Ltd.	3,013,085	17,241,077
Amcor Ltd.	2,681,570	16,245,326
AMP Ltd.	5,635,096	50,534,504
Ansell Ltd.	296,322	3,019,014
Aristocrat Leisure Ltd.(a)	1,025,468	9,958,024
Asciano Group(b)	1,681,778	11,051,118
ASX Ltd.	514,568	25,666,734
Australia and New Zealand Banking Group Ltd.	5,696,404	141,867,255
AXA Asia Pacific Holdings Ltd.	2,547,950	18,004,722
Babcock & Brown Ltd.	695,086	15,940,054
Bendigo Bank Ltd.(a)	758,490	11,611,696
BHP Billiton Ltd.	10,101,998	383,992,218
Billabong International Ltd.	511,406	6,779,789
BlueScope Steel Ltd.	2,231,716	19,441,237
Boral Ltd.	1,816,184	10,295,954
Brambles Ltd.	4,253,046	46,490,828
Caltex Australia Ltd.	396,406	7,747,850
Centro Properties Group	2,592,228	12,586,190
Centro Retail Group	3,373,822	4,207,170
CFS Retail Property Trust	4,248,220	8,904,388
Challenger Financial Services Group Ltd.	1,084,156	5,311,905
Coca-Cola Amatil Ltd.	1,562,306	13,817,034
Cochlear Ltd.	168,433	11,233,235
Commonwealth Bank of Australia	3,948,078	208,278,723
Commonwealth Property Office Fund	2,451,181	3,446,841
Computershare Ltd.	1,498,640	13,452,782
CSL Ltd.	1,677,848	51,743,202
CSR Ltd.	2,761,622	7,424,831
DB RREEF Trust	8,674,022	15,419,323
Downer EDI Ltd.	420,337	1,836,425
Fortescue Metals Group Ltd.(b)	374,401	18,741,406
Foster’s Group Ltd.	5,872,231	32,718,427
Futuris Corp. Ltd.	1,074,448	2,014,513
Goodman Fielder Ltd.	3,270,968	5,655,510
Goodman Group	4,418,823	24,112,404
GPT Group	6,202,326	23,751,510
Harvey Norman Holdings Ltd.	1,689,673	10,684,580
Iluka Resources Ltd.(a)	128,270	490,069
ING Industrial Fund(a)	1,598,153	3,787,929
Insurance Australia Group Ltd.	5,316,138	20,969,102
James Hardie Industries NV	1,463,532	8,154,391
John Fairfax Holdings Ltd.	3,713,253	15,566,164
Leighton Holdings Ltd.(a)	428,596	23,027,306
Lend Lease Corp. Ltd.	1,081,798	18,369,449
Lion Nathan Ltd.(a)	783,904	6,399,018
Macquarie Airports	2,125,308	8,157,561
Macquarie Communications Infrastructure Group	698,613	3,305,515

Macquarie Group Ltd.(a)	806,712	57,290,524
Macquarie Infrastructure Group	8,192,037	23,329,021
Macquarie Office Trust	5,843,822	7,881,621
Mirvac Group	3,077,714	15,651,099
National Australia Bank Ltd.	4,921,932	166,718,240
Newcrest Mining Ltd.	1,335,414	39,871,915
OneSteel Ltd.	2,080,804	12,219,347
Orica Ltd.	926,170	22,902,169
Origin Energy Ltd.	2,577,680	19,833,392
Oxiana Ltd.	3,976,112	13,819,741
Pacific Brands Ltd.	685,844	1,892,469
Paladin Resources Ltd.(a)(b)	1,622,828	9,759,558
PaperlinX Ltd.	617,562	1,327,198
Perpetual Ltd.(a)	102,704	6,174,720
Publishing and Broadcasting Ltd.	1,378,958	25,366,649
Qantas Airways Ltd.	2,996,232	15,501,725
QBE Insurance Group Ltd.	2,604,018	74,663,050
Rio Tinto Ltd.(a)	868,006	111,457,210
Santos Ltd.	1,717,934	21,726,574
Sonic Healthcare Ltd.	940,120	13,910,027
St. George Bank Ltd.	847,046	27,065,976
Stockland	4,339,768	34,581,198
Suncorp-Metway Ltd.	2,782,293	45,965,128
Symbion Health Ltd.	1,128,749	4,042,976
Tabcorp Holdings Ltd.	1,454,886	19,647,927
Tattersall’s Ltd.	3,109,416	10,999,870
Telstra Corp. Ltd.	8,853,127	36,564,725
Telstra Corp. Ltd. Instalment Receipts	4,569,214	12,729,191
Toll Holdings Ltd.	1,685,184	20,433,065
Transurban Group	3,298,318	20,973,463
Wesfarmers Ltd.(a)	1,627,368	62,506,378
Westfield Group	5,299,212	95,794,576
Westpac Banking Corp.	5,678,868	142,284,333
Woodside Petroleum Ltd.	1,428,686	61,268,565
Woolworths Ltd.	3,704,942	110,914,626
WorleyParsons Ltd.	452,139	20,025,576
Zinifex Ltd.	1,464,580	18,703,765

		2,804,994,778
HONG KONG—23.36%
ASM Pacific Technology Ltd.(a)	524,000	3,708,531
Bank of East Asia Ltd.	4,244,400	25,814,003
Belle International Holdings Ltd.	6,388,000	8,402,024
BOC Hong Kong (Holdings) Ltd.	11,305,000	29,549,766
C C Land Holdings Ltd.	2,620,000	4,401,778
Cathay Pacific Airways Ltd.	4,193,000	11,013,801
Cheung Kong (Holdings) Ltd.	4,716,000	88,621,111
Cheung Kong Infrastructure Holdings Ltd.(a)	1,310,000	5,039,497
Chinese Estates Holdings Ltd.	1,572,000	3,065,091
CLP Holdings Ltd.	4,020,500	27,240,909
Esprit Holdings Ltd.(a)	3,144,000	47,167,673
Foxconn International Holdings Ltd.(a)(b)	6,289,000	15,638,893
Genting International PLC(b)	7,074,000	3,520,498
Giordano International Ltd.(a)	2,624,000	1,243,682
Hang Lung Development Co. Ltd.	1,310,000	7,470,907
Hang Lung Properties Ltd.(a)	6,288,736	28,513,934
Hang Seng Bank Ltd.(a)	2,340,800	44,588,671
Henderson Investment Ltd.	1,572,000	3,323,544
Henderson Land Development Co. Ltd.(a)	2,621,000	23,111,420
Hong Kong Aircraft Engineering Co. Ltd.	209,600	6,504,401
Hong Kong and China Gas Co. Ltd. (The)(a)	10,742,419	31,735,767
Hong Kong Exchanges and Clearing Ltd.	3,275,000	99,443,831
Hongkong Electric Holdings Ltd.(a)	4,061,500	21,206,357
Hopewell Holdings Ltd.	1,947,000	8,877,964

Hutchison Telecommunications International Ltd.	4,455,000	6,260,141
Hutchison Whampoa Ltd.	6,550,000	77,569,553
Hysan Development Co. Ltd.	1,834,000	5,206,078
Kerry Properties Ltd.	1,771,000	15,912,021
Kingboard Chemical Holdings Co. Ltd.	1,834,000	10,023,467
Lee & Man Paper Manufacturing Ltd.	1,050,000	4,612,480
Li & Fung Ltd.(a)	6,771,600	26,963,239
Lifestyle International Holdings Ltd.	2,227,000	5,778,175
Link REIT (The)	6,614,500	14,375,285
Melco International Development Ltd.(a)	2,116,000	3,381,077
MTR Corp. Ltd.(a)	4,257,500	14,354,995
New World Development Co. Ltd.(a)	7,336,941	27,942,084
Noble Group Ltd.	3,098,000	4,753,800
NWS Holdings Ltd.	1,310,000	4,543,119
Orient Overseas International Ltd.	635,000	4,857,072
Pacific Basin Shipping Ltd.	3,930,000	8,076,656
Parkson Retail Group Ltd.	393,000	4,164,526
PCCW Ltd.(a)	12,894,845	7,784,542
Shangri-La Asia Ltd.(a)	3,146,000	9,031,405
Shui On Land Ltd.	5,502,000	6,784,391
Shun Tak Holdings Ltd.(a)	3,168,000	4,801,603
Sino Land Co. Ltd.(a)	4,188,000	14,766,178
Sun Hung Kai Properties Ltd.(a)	4,193,000	86,817,838
Swire Pacific Ltd. Class A	2,489,000	33,504,663
Television Broadcasts Ltd.	877,000	5,367,617
Tencent Holdings Ltd.	2,620,000	19,585,892
Tingyi (Cayman Islands) Holding Corp.	5,320,000	7,598,633
Wharf Holdings Ltd. (The)	3,668,000	21,625,247
Wheelock and Co. Ltd.	1,310,000	4,206,592
Wing Hang Bank Ltd.	524,000	6,521,900
Yue Yuen Industrial Holdings Ltd.(a)	1,441,000	4,590,233

		1,020,964,555
NEW ZEALAND—1.30%
Auckland International Airport Ltd.	3,050,016	6,640,757
Contact Energy Ltd.	865,660	5,773,827
Fisher & Paykel Appliances Holdings Ltd.(a)	289,421	758,845
Fisher & Paykel Healthcare Corp. Ltd.	1,151,505	2,780,824
Fletcher Building Ltd.	1,570,374	14,266,538
Kiwi Income Property Trust	1,228,336	1,299,551
Sky City Entertainment Group Ltd.	1,193,856	4,384,142
Sky Network Television Ltd.	490,726	2,091,756
Telecom Corp. of New Zealand Ltd.	5,395,443	17,869,319
Vector Ltd.	465,600	849,546

		56,715,105
SINGAPORE—10.70%
Allgreen Properties Ltd.(a)	2,097,000	2,333,623
Ascendas Real Estate Investment Trust	2,883,000	4,643,090
CapitaCommercial Trust(a)	2,620,000	4,074,650
CapitaLand Ltd.	4,717,000	22,822,879
CapitaMall Trust Management Ltd.	3,192,622	7,105,749
City Developments Ltd.	1,573,000	15,656,610
ComfortDelGro Corp. Ltd.	5,628,000	7,430,088
COSCO Corp. (Singapore) Ltd.	2,359,104	11,577,424
DBS Group Holdings Ltd.	3,484,000	48,403,940
Fraser and Neave Ltd.	2,489,150	9,978,967

Haw Par Corp. Ltd.	262,397	1,251,453
Jardine Cycle & Carriage Ltd.	404,000	5,836,253
Keppel Corp. Ltd.	3,406,000	31,546,846
Keppel Land Ltd.(a)	1,049,000	5,438,051
Neptune Orient Lines Ltd.(a)	1,398,000	4,019,824
Olam International Ltd.	1,884,000	4,010,866
Oversea-Chinese Banking Corp.	7,745,600	45,507,240
Parkway Holdings Ltd.(a)	1,835,251	4,820,428
SembCorp Industries Ltd.	2,665,240	10,316,464
SembCorp Marine Ltd.	2,609,200	7,935,359
Singapore Airlines Ltd.	1,604,800	19,855,483
Singapore Exchange Ltd.	2,358,000	22,981,026
Singapore Land Ltd.	365,000	1,993,088
Singapore Petroleum Co. Ltd.	536,000	2,815,690
Singapore Post Ltd.	1,834,000	1,381,759
Singapore Press Holdings Ltd.(a)	4,522,517	14,191,966
Singapore Technologies Engineering Ltd.(a)	4,020,000	10,503,266
Singapore Telecommunications Ltd.	24,209,328	64,926,347
SMRT Corp. Ltd.	1,573,000	1,750,496
United Overseas Bank Ltd.	3,740,000	51,185,070
UOL Group Ltd.	1,536,000	4,798,839
Venture Corp. Ltd.	786,695	6,851,465
Wilmar International Ltd.	1,310,000	3,947,883
Wing Tai Holdings Ltd.(a)	786,066	1,428,964
Yanlord Land Group Ltd.	1,572,000	4,063,784

		467,384,930

TOTAL COMMON STOCKS
(Cost: $2,864,230,678)		4,350,059,368

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.25%

MONEY MARKET FUNDS—8.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	1,706,129	1,706,129
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	359,072,614	359,072,614

		360,778,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $360,778,743)		360,778,743

TOTAL INVESTMENTS IN SECURITIES—107.79%
(Cost: $3,225,009,421)		4,710,838,111
Other Assets, Less Liabilities—(7.79)%		(340,530,014)

NET ASSETS—100.00%		$4,370,308,097

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

AGRICULTURE—0.84%
Wilmar International Ltd.	5,619,000	$16,933,707

		16,933,707
AIRLINES—4.25%
Singapore Airlines Ltd.	6,964,467	86,168,280

		86,168,280
BANKS—29.75%
DBS Group Holdings Ltd.	14,303,000	198,714,567
Oversea-Chinese Banking Corp.	32,497,000	190,927,596
United Overseas Bank Ltd.	15,554,000	212,869,673

		602,511,836
BEVERAGES—2.24%
Fraser and Neave Ltd.	11,312,000	45,349,646

		45,349,646
DISTRIBUTION & WHOLESALE—1.01%
Jardine Cycle & Carriage Ltd.	1,414,000	20,426,888

		20,426,888
DIVERSIFIED FINANCIAL SERVICES—4.76%
Singapore Exchange Ltd.	9,904,000	96,524,210

		96,524,210
ELECTRONICS—1.22%
Venture Corp. Ltd.	2,828,522	24,634,095

		24,634,095
ENGINEERING & CONSTRUCTION—4.50%
SembCorp Industries Ltd.	11,160,000	43,197,512
Singapore Technologies Engineering Ltd.	18,382,000	48,027,621

		91,225,133
FOOD—0.89%
Olam International Ltd.(a)	8,484,000	18,061,669

		18,061,669
HEALTH CARE - SERVICES—1.10%
Parkway Holdings Ltd.(a)	8,484,500	22,285,191

		22,285,191
HOLDING COMPANIES - DIVERSIFIED—7.86%
Haw Par Corp. Ltd.(a)	1,414,000	6,743,805
Keppel Corp. Ltd.	14,121,000	130,790,669
Noble Group Ltd.	14,140,000	21,697,460

		159,231,934

MEDIA—3.07%
Singapore Press Holdings Ltd.	19,802,000	62,140,024

		62,140,024
OIL & GAS—0.73%
Singapore Petroleum Co. Ltd.	2,828,000	14,855,918

		14,855,918
REAL ESTATE—14.14%
Allgreen Properties Ltd.(a)	9,898,000	11,014,882
CapitaCommercial Trust(a)	12,726,000	19,791,602
CapitaLand Ltd.	19,796,000	95,781,579
City Developments Ltd.	7,070,000	70,370,140
Genting International PLC(b)	30,963,000	15,409,269
Keppel Land Ltd.(a)	4,242,000	21,990,669
Singapore Land Ltd.(a)	1,414,000	7,721,168
UOL Group Ltd.	7,070,000	22,088,405
Wing Tai Holdings Ltd.(a)	4,248,100	7,722,483
Yanlord Land Group Ltd.	5,619,000	14,525,702

		286,415,899
REAL ESTATE INVESTMENT TRUSTS—2.57%
Ascendas Real Estate Investment Trust(a)	12,726,000	20,495,303
CapitaMall Trust Management Ltd.	14,140,000	31,471,090

		51,966,393
SHIPBUILDING—1.68%
SembCorp Marine Ltd.(a)	11,160,000	33,940,902

		33,940,902
TELECOMMUNICATIONS—13.66%
Singapore Telecommunications Ltd.	103,197,568	276,762,788

		276,762,788
TRANSPORTATION—5.54%
ComfortDelGro Corp. Ltd.	25,452,000	33,601,742
COSCO Corp. (Singapore) Ltd.	9,898,000	48,574,944
Neptune Orient Lines Ltd.(a)	5,656,000	16,263,321
Singapore Post Ltd.	9,940,000	7,488,924
SMRT Corp. Ltd.	5,674,000	6,314,249

		112,243,180

TOTAL COMMON STOCKS
(Cost: $1,697,270,214)		2,021,677,693

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.51%

MONEY MARKET FUNDS—3.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	716,784	716,784
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	70,371,861	70,371,861

		71,088,645

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,088,645)	71,088,645

TOTAL INVESTMENTS IN SECURITIES—103.32%
(Cost: $1,768,358,859)	2,092,766,338
Other Assets, Less Liabilities—(3.32)%	(67,217,844)

NET ASSETS—100.00%	$2,025,548,494

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

BANKS—13.71%
Absa Group Ltd.	435,450	$8,167,390
FirstRand Ltd.	9,412,080	29,768,632
Nedbank Group Ltd.	686,540	13,644,449
Standard Bank Group Ltd.	4,110,360	63,489,802

		115,070,273
BUILDING MATERIALS—1.42%
Pretoria Portland Cement Co. Ltd.	1,788,480	11,918,376

		11,918,376
DIVERSIFIED FINANCIAL SERVICES—2.26%
African Bank Investments Ltd.	1,504,320	7,729,896
Investec Ltd.	591,129	6,304,564
RMB Holdings Ltd.	988,930	4,946,287

		18,980,747
ELECTRONICS—0.80%
Reunert Ltd.	597,360	6,735,706

		6,735,706
ENGINEERING & CONSTRUCTION—3.02%
Aveng Ltd.	1,319,520	11,258,455
Murray & Roberts Holdings Ltd.	992,760	14,115,002

		25,373,457
FOOD—3.15%
Shoprite Holdings Ltd.	1,445,280	8,610,767
SPAR Group Ltd. (The)	381,849	3,196,235
Tiger Brands Ltd.	549,795	14,639,093

		26,446,095
FOREST PRODUCTS & PAPER—1.11%
Sappi Ltd.	682,920	9,332,980

		9,332,980
HEALTH CARE - PRODUCTS—0.46%
Aspen Pharmacare Holdings Ltd.(a)	732,258	3,877,943

		3,877,943
HEALTH CARE - SERVICES—0.83%
Network Healthcare Holdings Ltd.(a)	4,084,623	6,970,193

		6,970,193
HOLDING COMPANIES - DIVERSIFIED—6.97%
AVI Ltd.	552,000	1,644,368
Barloworld Ltd.	677,880	11,369,218
Bidvest Group Ltd.	896,765	15,829,183
Imperial Holdings Ltd.	609,014	9,218,865
Remgro Ltd.	674,220	20,419,759

		58,481,393

HOME FURNISHINGS—1.29%
Lewis Group Ltd.	229,042	1,617,302
Steinhoff International Holdings Ltd.	3,266,160	9,167,494

		10,784,796
INSURANCE—3.99%
Liberty Group Ltd.	396,060	5,185,442
Metropolitan Holdings Ltd.	943,800	2,082,601
Sanlam Ltd.	7,615,080	26,191,103

		33,459,146
IRON & STEEL—2.87%
ArcelorMittal South Africa Ltd.	668,520	13,596,100
Kumba Iron Ore Ltd.	263,040	10,447,692

		24,043,792
MEDIA—3.72%
Naspers Ltd.	1,178,679	31,210,654

		31,210,654
MINING—22.87%
African Rainbow Minerals Ltd.	338,310	7,452,749
Anglo Platinum Ltd.	240,612	34,369,350
AngloGold Ashanti Ltd.	713,360	35,469,925
Exxaro Resources Ltd.	356,150	5,448,279
Gold Fields Ltd.	2,061,360	34,900,066
Harmony Gold Mining Co. Ltd.(a)	1,131,120	12,146,925
Impala Platinum Holdings Ltd.	1,783,080	62,129,429

		191,916,723
OIL & GAS—11.95%
Sasol Ltd.	1,981,440	100,273,646

		100,273,646
PACKAGING & CONTAINERS—0.35%
Nampak Ltd.	893,160	2,891,906

		2,891,906
REAL ESTATE—0.20%
Fountainhead Property Trust	1,717,680	1,705,614

		1,705,614
RETAIL—4.27%
Ellerine Holdings Ltd.	207,960	2,477,990
Foschini Ltd.	686,599	4,878,487
JD Group Ltd.	598,080	4,751,031
Massmart Holdings Ltd.	668,520	7,179,134
Pick’n Pay Stores Ltd.	746,867	4,032,219
Truworths International Ltd.	1,510,659	6,355,757
Woolworths Holdings Ltd.	2,684,400	6,116,929

		35,791,547
TELECOMMUNICATIONS—14.42%
MTN Group Ltd.	4,945,560	100,107,985
Telkom South Africa Ltd.	974,400	20,856,195

		120,964,180
TRANSPORTATION—0.34%
Grindrod Ltd.	553,200	1,993,807
Super Group Ltd.	484,920	834,624

		2,828,431

TOTAL COMMON STOCKS
(Cost: $752,277,680)		839,057,598

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	191,103	191,103

		191,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,103)		191,103

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $752,468,783)		839,248,701
Other Assets, Less Liabilities—(0.02)%		(200,824)

NET ASSETS—100.00%		$839,047,877

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—97.91%

ADVERTISING—0.10%
Cheil Communications Inc.	12,300	$3,525,159

		3,525,159
AEROSPACE & DEFENSE—0.34%
Hyundai Merchant Marine Co. Ltd.(a)	280,000	12,629,865

		12,629,865
AGRICULTURE—1.72%
KT&G Corp.	766,529	63,908,622

		63,908,622
AIRLINES—0.69%
Asiana Airlines Inc.	371,290	3,490,606
Korean Air Co. Ltd.	259,972	21,900,697

		25,391,303
APPAREL—0.09%
LG Fashion Corp.(a)	98,614	3,420,417

		3,420,417
AUTO MANUFACTURERS—2.61%
Hyundai Motor Co. Ltd.(a)	1,080,710	81,304,025
Kia Motors Corp.(a)(b)	1,388,800	15,302,958

		96,606,983
AUTO PARTS & EQUIPMENT—1.34%
Hankook Tire Co. Ltd.(a)	658,420	11,650,920
Hyundai Mobis	405,406	37,937,358

		49,588,278
BANKS—6.35%
Daegu Bank(a)	896,000	14,104,109
Industrial Bank of Korea	506,280	8,821,358
Kookmin Bank	2,385,439	171,951,528
Korea Exchange Bank(a)	1,769,600	27,663,508
Pusan Bank	806,400	12,606,155

		235,146,658
BEVERAGES—0.43%
Hite Brewery Co. Ltd.(a)	89,600	12,985,507
Lotte Chilsung Beverage Co. Ltd.(a)	2,500	2,800,847

		15,786,354
CHEMICALS—3.17%
DC Chemical Co. Ltd.	69,490	21,047,289
Hanwha Chemical Corp.	369,600	8,787,103
Honam Petrochemical Corp.(a)	100,800	13,186,126
KCC Corp.(a)	33,600	19,514,737
Korea Zinc Co. Ltd.(a)	79,500	11,608,044
LG Chem Ltd.(a)	373,015	39,765,590
Samsung Fine Chemicals Co. Ltd.(a)	70,500	3,516,772

		117,425,661

COMMERCIAL SERVICES—0.13%
S1 Corp.(a)	85,010	4,992,717

		4,992,717
COSMETICS & PERSONAL CARE—0.59%
AmorePacific Corp.(a)	24,150	19,977,528
Pacific Corp.(a)	11,209	2,038,221

		22,015,749
DISTRIBUTION & WHOLESALE—3.37%
Daewoo International Corp.(a)	324,800	13,346,013
Hanwha Corp.	313,600	23,762,992
Hyosung Corp.(a)	155,705	10,192,706
LG International Corp.(a)	134,235	3,038,376
Samsung Corp.(a)	949,620	66,699,684
SK Networks Co. Ltd.(b)	287,890	7,719,571

		124,759,342
DIVERSIFIED FINANCIAL SERVICES—9.30%
Daewoo Securities Co. Ltd.(a)	811,910	20,801,255
Daishin Securities Co. Ltd.(a)	168,930	5,593,405
Hana Financial Group Inc.	822,011	38,684,445
Hyundai Securities Co. Ltd.(a)	943,927	17,932,717
Korea Investment Holdings Co. Ltd.(a)	280,005	22,038,064
Mirae Asset Securities Co. Ltd.(a)	145,604	24,816,618
Samsung Card Co. Ltd.(b)	205,489	12,603,950
Samsung Securities Co.(a)	383,000	37,254,302
Shinhan Financial Group Ltd.	2,289,210	124,506,781
Tong Yang Investment Bank(a)	533,012	9,605,384
Woori Finance Holdings Co. Ltd.	754,460	14,497,033
Woori Investment & Securities Co. Ltd.(a)	622,610	16,221,723

		344,555,677
ELECTRIC—2.06%
Korea Electric Power Corp.	1,823,220	76,400,469

		76,400,469
ELECTRICAL COMPONENTS & EQUIPMENT—15.37%
LG Electronics Inc.(a)	665,216	69,182,753
LS Cable Ltd.	135,500	15,445,367
Samsung Electronics Co. Ltd.	776,100	476,031,591
Taihan Electric Wire Co. Ltd.	129,060	8,672,653

		569,332,364
ELECTRONICS—2.27%
Hyundai Autonet Co. Ltd.(a)	416,090	2,755,413
LG.Philips LCD Co. Ltd.(a)(b)	739,200	41,568,214
Samsung Electro-Mechanics Co. Ltd.(a)	436,630	22,941,857
Samsung SDI Co. Ltd.(a)	246,400	16,932,226

		84,197,710
ENGINEERING & CONSTRUCTION—5.98%
Daelim Industrial Co. Ltd.	190,400	33,485,100
Daewoo Engineering & Construction Co. Ltd.(a)(c)	1,128,880	31,863,301
Doosan Heavy Industries & Construction Co. Ltd.(a)	212,800	32,342,181
GS Engineering & Construction Corp.	248,600	43,585,627
Hanjin Heavy Industries & Construction Co. Ltd.(a)(b)	226,906	18,991,969
Hanjin Heavy Industries & Construction Holdings Co. Ltd.(a)	6,473	295,138
Hyundai Engineering & Construction Co. Inc.(a)(b)	313,600	26,384,411
Kumho Industrial Co. Ltd.	119,130	8,652,008

Samsung Engineering Co. Ltd.	225,330	25,929,523

		221,529,258
ENVIRONMENTAL CONTROL—0.28%
Woongjin Coway Co. Ltd.(a)	313,600	10,366,520

		10,366,520
FOOD—0.68%
CJ CheilJedang Corp.(a)(b)	45,321	13,874,529
Lotte Confectionery Co. Ltd.(a)	3,500	5,418,227
Nong Shim Co. Ltd.(a)	12,302	2,377,198
Orion Corp.(a)	12,309	3,674,727

		25,344,681
GAS—0.30%
Korea Gas Corp.	138,980	10,938,555

		10,938,555
HOLDING COMPANIES - DIVERSIFIED—0.83%
GS Holdings Corp.	129,060	8,714,685
LG Corp.	258,110	21,968,001

		30,682,686
HOME BUILDERS—1.09%
Hyundai Development Co.(a)	451,307	40,370,946

		40,370,946
HOUSEHOLD PRODUCTS & WARES—0.46%
LG Household & Health Care Ltd.(a)	79,500	16,872,659

		16,872,659
INSURANCE—2.31%
Dongbu Insurance Co. Ltd.	259,800	13,171,210
Hyundai Marine & Fire Insurance Co. Ltd.(a)	286,270	6,370,879
Korean Reinsurance Co.(a)	294,160	4,199,320
Samsung Fire & Marine Insurance Co. Ltd.(a)	248,600	61,802,529

		85,543,938
INTERNET—2.42%
Daum Communications Corp.(a)(b)	41,609	3,907,267
LG Dacom Corp.	228,330	6,122,511
NCsoft Corp.(a)(b)	61,510	3,295,357
NHN Corp.(a)(b)	269,461	76,407,983

		89,733,118
IRON & STEEL—10.08%
Dongkuk Steel Mill Co. Ltd.	257,611	13,647,524
Hyundai Steel Co.	347,200	29,324,388
POSCO(a)	518,500	330,412,528

		373,384,440
LODGING—0.52%
Kangwon Land Inc.(a)	764,902	19,264,752

		19,264,752
MACHINERY—0.73%
Doosan Infracore Co. Ltd.(a)	523,100	18,512,794
STX Engine Co. Ltd.	89,350	8,710,449

		27,223,243
MANUFACTURING—0.83%
Cheil Industries Inc.	325,900	18,468,197
Doosan Corp.(b)	49,640	12,205,895

		30,674,092

MINING—0.06%
Poongsan Corp.(a)	105,218	2,295,915

		2,295,915
MULTIPLE UTILITIES—0.52%
KT Freetel Co. Ltd.	560,000	19,453,943

		19,453,943
OIL & GAS—4.42%
SK Corp.(a)	257,604	60,125,778
SK Energy Co. Ltd.(b)	356,474	73,334,227
S-Oil Corp.(a)	325,900	30,320,393

		163,780,398
PHARMACEUTICALS—0.26%
Hanmi Pharm Co. Ltd.(a)	24,733	4,175,196
Yuhan Corp.(a)	25,878	5,604,582

		9,779,778
RETAIL—3.17%
Hyundai Department Store Co. Ltd.	101,900	12,445,041
Lotte Shopping Co. Ltd.(a)	58,000	23,580,307
Shinsegae Co. Ltd.	103,130	81,393,378

		117,418,726
SEMICONDUCTORS—0.92%
Hynix Semiconductor Inc.(b)	555,920	15,630,818
Samsung Techwin Co. Ltd.(a)	369,600	18,456,929

		34,087,747
SHIPBUILDING—7.81%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	676,410	33,227,544
Hyundai Heavy Industries Co. Ltd.	293,400	149,702,003
Hyundai Mipo Dockyard Co. Ltd.	89,600	31,077,675
Samsung Heavy Industries Co. Ltd.	1,229,620	56,264,977
STX Shipbuilding Co. Ltd.	287,890	19,064,528

		289,336,727
TELECOMMUNICATIONS—3.59%
KT Corp.	695,221	36,830,901
KT Corp. SP ADR	571,030	14,972,407
LG Telecom Ltd.(b)	843,795	8,995,350
SK Telecom Co. Ltd.	138,120	37,110,894
SK Telecom Co. Ltd. ADR	1,108,836	35,116,836

		133,026,388
TRANSPORTATION—0.72%
Hanjin Shipping Co. Ltd.(a)	369,600	17,293,340
Korea Line Corp.	39,710	9,268,469

		26,561,809

TOTAL COMMON STOCKS
(Cost: $2,468,962,306)		3,627,353,647

Security	Shares	Value

PREFERRED STOCKS—2.11%

AUTO MANUFACTURERS—0.27%
Hyundai Motor Co. Ltd.	281,100	9,917,766

		9,917,766

ELECTRICAL COMPONENTS & EQUIPMENT—1.84%
LG Electronics Inc.	78,230	3,855,661
Samsung Electronics Co. Ltd.(a)	145,600	64,173,696

		68,029,357

TOTAL PREFERRED STOCKS
(Cost: $81,809,236)		77,947,123

Security	Shares	Value

SHORT-TERM INVESTMENTS—16.80%

MONEY MARKET FUNDS—16.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(e)	5,007,199	5,007,199
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	617,511,593	617,511,593

		622,518,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $622,518,792)		622,518,792

TOTAL INVESTMENTS IN SECURITIES—116.82%
(Cost: $3,173,290,334)		4,327,819,562
Other Assets, Less Liabilities—(16.82)%		(623,019,089)

NET ASSETS—100.00%		$3,704,800,473

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—3.78%
Altadis SA	348,244	$25,364,253

		25,364,253
AIRLINES—0.42%
Iberia Lineas Aereas de Espana SA	601,392	2,842,466

		2,842,466
BANKS—35.94%
Banco Bilbao Vizcaya Argentaria SA	2,738,516	68,375,619
Banco Popular Espanol SA(a)	1,793,319	31,851,112
Banco Sabadell SA	977,468	11,406,472
Banco Santander SA	5,526,816	118,767,540
Bankinter SA(a)	512,204	10,803,921

		241,204,664
BIOTECHNOLOGY—0.26%
Zeltia SA(a)	173,574	1,763,082

		1,763,082
COMMERCIAL SERVICES—2.89%
Abertis Infraestructuras SA	440,792	14,803,738
Cintra Concesiones de Infraestructuras de Transporte SA(a)	272,466	4,363,337
Cintra Concesiones de Infraestructuras de Transporte SA New(b)	13,933	223,126

		19,390,201
COMPUTERS—0.79%
Indra Sistemas SA	192,897	5,280,633

		5,280,633
ELECTRIC—8.78%
Iberdrola SA	1,968,950	32,571,689
Red Electrica de Espana SA	184,484	11,422,126
Union Fenosa SA	215,260	14,945,352

		58,939,167
ENERGY - ALTERNATE SOURCES—1.62%
Gamesa Corporacion Tecnologica SA	238,271	10,849,124

		10,849,124
ENGINEERING & CONSTRUCTION—7.49%
Acciona SA	43,307	14,747,818
Actividades de Construcciones y Servicios SA	315,250	20,346,665
Fomento de Construcciones y Contratas SA	68,996	5,848,676
Grupo Ferrovial SA(a)	69,055	5,934,767
Sacyr Vallehermoso SA(a)	75,981	3,378,205

		50,256,131

FOOD—0.13%
Viscofan SA	37,660	880,598

		880,598
FOREST PRODUCTS & PAPER—0.10%
Grupo Empresarial ENCE SA	54,112	661,638

		661,638
GAS—2.94%
Gas Natural SDG SA	319,632	19,738,059

		19,738,059
INSURANCE—1.59%
Mapfre SA	2,334,364	10,690,668

		10,690,668
IRON & STEEL—0.71%
Acerinox SA	176,941	4,786,692

		4,786,692
MACHINERY—0.63%
Zardoya Otis SA	132,442	4,234,141

		4,234,141
MEDIA—1.83%
Antena 3 de Television SA(a)	46,300	711,556
Gestevision Telecinco SA	246,979	6,695,895
Promotora de Informaciones SA(a)	169,144	2,942,095
Sogecable SA(a)(c)	54,473	1,933,389

		12,282,935
OIL & GAS—4.57%
Repsol YPF SA	829,401	30,655,045

		30,655,045
PHARMACEUTICALS—0.26%
FAES FARMA SA(a)	97,454	1,726,588

		1,726,588
RETAIL—3.03%
Industria de Diseno Textil SA	291,136	20,350,120

		20,350,120
TELECOMMUNICATIONS—21.20%
Telefonica SA	4,232,528	142,333,329

		142,333,329
WATER—0.91%
Sociedad General de Aguas de Barcelona SA Class A(a)	150,551	6,094,802

		6,094,802

TOTAL COMMON STOCKS
(Cost: $608,450,022)		670,324,336

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.95%

MONEY MARKET FUNDS—6.95%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(d)(e)	112,844	112,844
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	46,556,802	46,556,802

		46,669,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,669,646)		46,669,646

TOTAL INVESTMENTS IN SECURITIES—106.82%
(Cost: $655,119,668)		716,993,982
Other Assets, Less Liabilities—(6.82)%		(45,790,761)

NET ASSETS—100.00%		$671,203,221

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.96%

AGRICULTURE—1.87%
Swedish Match AB	369,260	$8,525,742

		8,525,742
AIRLINES—0.34%
SAS AB(a)	102,121	1,562,571

		1,562,571
AUTO MANUFACTURERS—2.74%
Scania AB Class B	500,414	12,533,066

		12,533,066
BANKS—20.86%
Nordea Bank AB	2,860,105	47,993,747
Skandinaviska Enskilda Banken AB Class A	638,555	17,842,037
Svenska Handelsbanken AB Class A	679,222	21,583,192
Swedbank AB	246,496	7,948,497

		95,367,473
COMMERCIAL SERVICES—1.65%
Securitas AB Class B	431,644	5,912,098
Securitas Direct AB Class B(a)	218,387	922,993
Securitas Systems AB Class B	218,926	692,240

		7,527,331
COSMETICS & PERSONAL CARE—0.38%
Oriflame Cosmetics SA SDR	28,214	1,715,788

		1,715,788
DIVERSIFIED FINANCIAL SERVICES—0.74%
D. Carnegie & Co. AB(b)	48,008	926,208
OMX AB	58,947	2,459,047

		3,385,255
ENGINEERING & CONSTRUCTION—2.21%
Skanska AB Class B	519,038	10,094,933

		10,094,933
FOOD—0.17%
Axfood AB	19,808	753,451

		753,451
FOREST PRODUCTS & PAPER—3.72%
Billerud AB	27,914	323,342
Holmen AB Class B(b)	72,648	2,797,478
Svenska Cellulosa AB Class B	777,070	13,866,693

		16,987,513
HAND & MACHINE TOOLS—4.77%
Sandvik AB	1,204,161	21,817,926

		21,817,926

HEALTH CARE - PRODUCTS—1.51%
Elekta AB Class B	59,103	1,003,800
Getinge AB Class B	234,754	5,916,253

		6,920,053
HOME FURNISHINGS—1.49%
Electrolux AB Series B	349,795	5,899,820
Nobia AB	100,061	931,944

		6,831,764
HOUSEHOLD PRODUCTS & WARES—0.88%
Husqvarna AB	376,491	4,036,947

		4,036,947
INVESTMENT COMPANIES—1.60%
Investor AB Class B	311,375	7,311,103

		7,311,103
IRON & STEEL—2.15%
SSAB Svenskt Stal AB Class A	251,149	6,899,482
SSAB Svenskt Stal AB Class B	116,346	2,904,825

		9,804,307
MACHINERY—12.73%
Atlas Copco AB Class A	935,134	13,759,720
Atlas Copco AB Class B	548,843	7,517,339
Volvo AB Class A	661,168	11,229,217
Volvo AB Class B	1,504,743	25,674,189

		58,180,465
MANUFACTURING—2.15%
Alfa Laval AB	131,972	8,511,124
Trelleborg AB Class B	59,133	1,316,710

		9,827,834
MEDIA—1.29%
Eniro AB	111,358	1,211,474
Modern Times Group MTG AB Class B	71,764	4,695,597

		5,907,071
METAL FABRICATE & HARDWARE—4.24%
Assa Abloy AB Class B	431,568	8,984,807
Hoganas AB Class B	17,202	399,865
SKF AB	567,031	10,007,630

		19,392,302
MINING—1.23%
Boliden AB	397,791	5,619,660

		5,619,660
OIL & GAS—0.80%
Lundin Petroleum AB(a)	324,764	3,660,229

		3,660,229
REAL ESTATE—0.88%
Castellum AB	105,858	1,213,778
Fabege AB	90,493	1,026,977
Kungsleden AB	93,034	1,103,144
Kungsleden AB Redemption	189,310	340,784
Wihlborgs Fastigheter AB	19,145	343,887

		4,028,570

RETAIL—8.94%
Hennes & Mauritz AB Class B	654,357	40,869,145

		40,869,145
TELECOMMUNICATIONS—20.62%
Millicom International Cellular SA SDR(a)	45,044	5,429,197
Tele2 AB Class B	420,867	9,618,462
Telefonaktiebolaget LM Ericsson AB Class B	20,374,688	49,753,480
TeliaSonera AB	3,086,336	29,470,054

		94,271,193

TOTAL COMMON STOCKS
(Cost: $473,121,424)		456,931,692

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.40%

MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	50,097	50,097
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	1,771,721	1,771,721

		1,821,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,821,818)		1,821,818

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $474,943,242)		458,753,510
Other Assets, Less Liabilities—(0.36)%		(1,638,051)

NET ASSETS—100.00%		$457,115,459

SDR  -  Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.60%

BANKS—6.96%
Banque Cantonale Vaudoise	1,529	$721,131
Credit Suisse Group Registered	294,367	17,768,133
EFG International	26,643	1,086,675
Julius Baer Holding AG	50,486	4,279,270
Vontobel Holding AG Registered	33,546	1,649,000

		25,504,209
BUILDING MATERIALS—3.39%
Geberit AG Registered	15,129	2,087,683
Holcim Ltd. Registered	95,789	10,333,555

		12,421,238
CHEMICALS—5.55%
Ciba Specialty Chemicals AG Registered	36,983	1,678,738
Givaudan SA Registered	4,908	4,725,208
Lonza Group AG Registered	16,509	1,933,032
Syngenta AG Registered	48,538	11,972,750

		20,309,728
COMMERCIAL SERVICES—1.69%
Adecco SA Registered	49,381	2,759,790
SGS SA Registered	2,737	3,410,796

		6,170,586
COMPUTERS—0.60%
Logitech International SA Registered(a)	64,167	2,189,197

		2,189,197
DIVERSIFIED FINANCIAL SERVICES—8.29%
UBS AG Registered	599,221	30,357,771

		30,357,771
ENGINEERING & CONSTRUCTION—4.96%
ABB Ltd. Registered	618,229	18,168,228

		18,168,228
FOOD—16.94%
Lindt & Spruengli AG	321	1,069,005
Nestle SA Registered	126,783	60,974,420

		62,043,425
HAND & MACHINE TOOLS—0.68%
Schindler Holding AG Participation Certificates	29,697	1,851,706
Schindler Holding AG Registered	10,348	647,981

		2,499,687

HEALTH CARE - PRODUCTS—4.97%
Nobel Biocare Holding AG	16,600	4,734,246
Sonova Holding AG Registered	34,835	3,733,258
Straumann Holding AG Registered	8,883	2,517,656
Synthes Inc.	57,494	7,205,528

		18,190,688
INSURANCE—9.35%
Swiss Life Holding(a)	14,157	3,987,357
Swiss Reinsurance Co. Registered	177,025	13,162,613
Zurich Financial Services AG Registered	58,567	17,079,124

		34,229,094
INVESTMENT COMPANIES—0.38%
Pargesa Holding SA Class B	12,198	1,374,240

		1,374,240
LEISURE TIME—0.04%
Kuoni Reisen Holding AG Registered	263	139,530

		139,530
MACHINERY—0.21%
Rieter Holding AG	1,569	782,381

		782,381
MANUFACTURING—0.46%
Sulzer AG Registered	1,104	1,670,105

		1,670,105
PHARMACEUTICALS—24.19%
Actelion Ltd.(a)	42,158	1,872,569
Novartis AG Registered	716,459	40,834,451
Roche Holding AG	240,390	45,882,862

		88,589,882
REAL ESTATE—0.73%
PSP Swiss Property AG(a)	52,286	2,685,964

		2,685,964
RETAIL—6.56%
Compagnie Financiere Richemont AG Class A	230,714	15,877,488
Swatch Group AG (The) Class B	18,062	5,071,214
Swatch Group AG (The) Registered	56,057	3,073,317

		24,022,019
SEMICONDUCTORS—0.32%
OC Oerlikon Corp. AG Registered(a)	2,556	1,174,938

		1,174,938
TELECOMMUNICATIONS—2.58%
Swisscom AG Registered	24,798	9,444,347

		9,444,347
TRANSPORTATION—0.75%
Kuehne & Nagel International AG Registered	26,500	2,732,031

		2,732,031

TOTAL COMMON STOCKS
(Cost: $288,483,058)		364,699,288

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(c)	49,221	49,221

		49,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,221)		49,221

TOTAL INVESTMENTS IN SECURITIES—99.61%
(Cost: $288,532,279)		364,748,509
Other Assets, Less Liabilities—0.39%		1,427,385

NET ASSETS—100.00%		$366,175,894

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.74%

AIRLINES—0.29%
China Airlines	9,834,588	$4,313,416
EVA Airways Corp.(a)	9,834,396	3,932,295

		8,245,711
APPAREL—0.46%
Pou Chen Corp.	14,304,272	12,880,141

		12,880,141
AUTO MANUFACTURERS—0.31%
China Motor Co. Ltd.	4,470,287	3,470,978
Yulon Motor Co. Ltd.	5,364,838	5,421,044

		8,892,022
AUTO PARTS & EQUIPMENT—0.32%
Cheng Shin Rubber Industry Co. Ltd.	5,364,291	9,111,746

		9,111,746
BANKS—6.07%
Chang Hwa Commercial Bank Ltd.	27,714,446	16,364,770
Chinatrust Financial Holding Co. Ltd.(a)	55,428,566	40,202,977
E.Sun Financial Holding Co. Ltd.(a)	21,456,378	11,405,892
First Financial Holding Co. Ltd.	33,078,324	24,966,127
Hua Nan Financial Holdings Co. Ltd.	25,032,965	16,798,825
Mega Financial Holding Co. Ltd.	64,368,136	39,703,859
Taishin Financial Holdings Co. Ltd.(a)	34,866,439	14,914,043
Taiwan Cooperative Bank Ltd.	10,180,000	7,557,215

		171,913,708
BUILDING MATERIALS—1.81%
Asia Cement Corp.	11,622,848	16,932,424
Taiwan Cement Corp.	19,668,197	28,683,549
Taiwan Glass Industrial Corp.	5,364,923	5,579,107

		51,195,080
CHEMICALS—9.09%
Eternal Chemical Co. Ltd.	4,470,060	4,780,146
Formosa Chemicals & Fibre Co.	21,456,393	54,535,497
Formosa Plastic Co.	31,290,111	84,961,060
Nan Ya Plastic Corp.	38,442,447	99,853,607
Oriental Union Chemical Corp.	1,788,704	2,020,899
Taiwan Fertilizer Co. Ltd.	4,911,000	11,234,015

		257,385,224
COMMERCIAL SERVICES—0.10%
Taiwan Secom Co. Ltd.	1,788,610	2,805,271

		2,805,271
COMPUTER SYSTEMS—0.21%
Mosel Vitelic Inc.	7,152,750	6,052,634

		6,052,634

COMPUTERS—12.00%
Acer Inc.	16,986,617	35,803,421
Advantech Co. Ltd.	1,788,588	4,246,663
CMC Magnetics Corp.(a)	20,562,400	7,584,544
Compal Electronics Inc.	23,244,944	26,838,825
Firich Enterprises Co. Ltd.	225,000	2,730,379
Foxconn Technology Co. Ltd.	3,187,824	31,125,304
High Tech Computer Corp.	3,576,760	66,408,755
Innolux Display Corp.	15,198,648	57,238,724
Inotera Memories Inc.	23,244,000	19,813,093
Inventec Co. Ltd.	11,622,098	6,484,340
Lite-On Technology Corp.	14,304,849	24,741,509
MiTAC International Corp.	8,046,952	8,954,360
Qisda Corp.(a)	9,834,011	10,211,375
Quanta Computer Inc.	14,304,716	21,504,517
Ritek Corp.(a)	8,940,389	2,189,234
Wistron Corp.	8,046,884	13,917,802

		339,792,845
DIVERSIFIED FINANCIAL SERVICES—3.15%
Fubon Financial Holding Co. Ltd.	26,820,000	23,484,750
KGI Securities Co. Ltd.	18,606,000	9,861,831
Polaris Securities Co. Ltd.(a)	14,304,646	7,027,730
SinoPac Financial Holdings Co. Ltd.	46,488,193	19,164,744
Waterland Financial Holdings	5,364,000	1,654,324
Yuanta Financial Holding Co. Ltd.(a)	42,018,076	28,001,632

		89,195,011
ELECTRICAL COMPONENTS & EQUIPMENT—2.22%
Delta Electronics Inc.	11,622,675	39,988,746
Pacific Electric Wire & Cable Co. Ltd.(b)	986	0
Tatung Co. Ltd.(a)	28,608,120	14,453,920
Walsin Lihwa Corp.	19,668,069	8,534,901

		62,977,567
ELECTRONICS—20.13%
Asia Optical Co. Inc.	672	1,833
Asustek Computer Inc.	23,244,765	72,770,481
AU Optronics Corp.	46,488,097	90,059,701
Cheng Uei Precision Industry Co. Ltd.	1,788,500	4,373,958
Chi Mei Optoelectronics Corp.	31,290,504	41,996,120
Chunghwa Picture Tubes Ltd.(a)	45,594,105	17,170,925
Compeq Manufacturing Co. Ltd.	3,576,200	1,374,523
Gigabyte Technology Co. Ltd.	1,788,017	1,166,628
HannStar Display Corp.(a)	31,290,712	14,063,459
Hon Hai Precision Industry Co. Ltd.	38,442,860	245,466,157
Kinsus Interconnect Technology Corp.	1,788,600	6,375,581
Micro-Star International Co. Ltd.	2,682,989	2,361,815
Nan Ya Printed Circuit Board Corp.	1,187,739	7,970,538
Pan-International Industrial Corp.	2,180,000	5,135,454
Phoenix Precision Technology Corp.	4,470,698	4,912,474
Synnex Technology International Corp.	5,800,093	15,263,403
Tripod Technology Corp.	2,682,040	9,892,839
Unimicron Technology Corp.	6,258,480	12,066,129
Wintek Corp.	7,152,537	9,488,829
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	1,264,613
Yageo Corp.	17,880,100	6,678,297

		569,853,757
ENERGY - ALTERNATE SOURCES—0.24%
Motech Industries Inc.	894,366	6,736,437

		6,736,437

FOOD—0.94%
Uni-President Enterprises Co.	20,562,675	26,609,996

		26,609,996
FOREST PRODUCTS & PAPER—0.06%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,470,863	1,711,461

		1,711,461
HOME FURNISHINGS—0.25%
Teco Electric and Machinery Co. Ltd.	13,410,092	7,087,039

		7,087,039
INSURANCE—4.13%
Cathay Financial Holding Co. Ltd.	42,912,905	96,301,975
Shin Kong Financial Holding Co. Ltd.	25,926,772	20,532,795

		116,834,770
INVESTMENT COMPANIES—0.95%
China Development Financial Holding Co.	67,944,192	26,956,967

		26,956,967
IRON & STEEL—3.28%
China Steel Corp.	64,368,762	84,795,498
Tung Ho Steel Enterprise Corp.	5,316,000	7,991,633

		92,787,131
MANUFACTURING—0.41%
Largan Precision Co. Ltd.	894,540	11,492,990

		11,492,990
METAL FABRICATE & HARDWARE—0.83%
Catcher Technology Co. Ltd.	3,576,119	22,002,964
Yieh Phui Enterprise Co. Ltd.	3,576,265	1,374,549

		23,377,513
OFFICE & BUSINESS EQUIPMENT—0.05%
Kinpo Electronics Inc.	4,470,624	1,538,154

		1,538,154
OIL & GAS—1.43%
Formosa Petrochemical Corp.	14,304,000	40,612,684

		40,612,684
REAL ESTATE—0.12%
Cathay Real Estate Development Co. Ltd.	7,152,493	3,502,864

		3,502,864
RETAIL—0.57%
Far Eastern Department Stores Co. Ltd.	5,316,000	6,327,396
President Chain Store Corp.	3,576,640	9,700,453

		16,027,849
SEMICONDUCTORS—23.06%
Advanced Semiconductor Engineering Inc.	28,608,716	29,307,484
Epistar Corp.	2,682,733	11,101,136
Everlight Electronics Co. Ltd.	1,772,000	6,755,812
Macronix International Co. Ltd.	21,456,097	10,840,443
MediaTek Inc.	6,258,535	81,476,186
Nanya Technology Corp.	19,668,690	10,547,032
Novatek Microelectronics Corp. Ltd.	3,576,718	14,190,686
Powerchip Semiconductor Corp.	55,428,901	21,390,175

Powertech Technology Inc.	2,682,650	9,229,873
ProMOS Technologies Inc.	23,696,000	6,353,307
Realtek Semiconductor Corp.	2,811,623	10,240,088
Richtek Technology Corp.	886,000	8,376,108
Siliconware Precision Industries Co. Ltd.	20,562,074	37,603,446
Sino-American Silicon Products Inc.	1,200,000	8,610,750
Taiwan Semiconductor Manufacturing Co. Ltd.	162,708,920	305,627,691
Transcend Information Inc.	1,772,000	5,602,380
United Microelectronics Corp.	92,082,834	55,086,439
Vanguard International Semiconductor Corp.	6,258,156	4,927,071
Via Technologies Inc.(a)	7,152,861	4,489,661
Wafer Works Corp.	886,000	4,064,472
Winbond Electronics Corp.	25,032,280	7,146,094

		652,966,334
TELECOMMUNICATIONS—4.95%
Chunghwa Telecom Co. Ltd.	40,230,180	80,305,734
Compal Communications Inc.	1,788,200	3,996,318
D-Link Corp.	4,470,961	8,107,099
Far EasTone Telecommunications Co. Ltd.	7,088,000	9,227,449
Inventec Appliances Corp.	1,788,800	3,687,161
Taiwan Cellular Corp.	17,880,920	24,164,903
Zinwell Corp.	1,772,000	6,920,589
Zyxel Communications Corp.	2,682,255	3,865,999

		140,275,252
TEXTILES—1.11%
Far Eastern Textile Ltd.	20,562,270	24,824,884
Formosa Taffeta Co. Ltd.	6,258,515	6,479,276

		31,304,160
TRANSPORTATION—1.20%
Evergreen Marine Corp. Ltd.	8,046,467	6,908,658
Taiwan Navigation Co. Ltd.(a)	1,772,000	3,641,547
U-Ming Marine Transport Corp.	3,576,800	9,578,933
Wan Hai Lines Ltd.	8,046,794	7,021,178
Yang Ming Marine Transport Corp.	8,940,567	6,955,806

		34,106,122

TOTAL COMMON STOCKS
(Cost: $2,145,805,932)		2,824,228,440

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(c)(d)	874,230	874,230

		874,230

TOTAL SHORT-TERM INVESTMENTS
(Cost: $874,230)		874,230

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $2,146,680,162)		2,825,102,670
Other Assets, Less Liabilities—0.23%		6,404,727

NET ASSETS—100.00%		$2,831,507,397

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2007

Security	Shares	Value

COMMON STOCKS—99.42%

ADVERTISING—0.45%
WPP Group PLC	401,634	$5,070,533

		5,070,533
AEROSPACE & DEFENSE—1.95%
BAE Systems PLC	1,233,920	11,670,773
BBA Aviation PLC	64,391	289,289
Cobham PLC	399,126	1,706,979
Meggitt PLC	229,577	1,468,059
Rolls-Royce Group PLC(a)	639,387	6,948,060

		22,083,160
AGRICULTURE—2.93%
British American Tobacco PLC	538,882	20,908,379
Imperial Tobacco Group PLC	239,468	12,383,411

		33,291,790
AIRLINES—0.12%
British Airways PLC(a)	203,858	1,430,392

		1,430,392
APPAREL—0.16%
Burberry Group PLC	150,822	1,783,148

		1,783,148
AUTO PARTS & EQUIPMENT—0.14%
GKN PLC	245,955	1,618,305

		1,618,305
BANKS—16.22%
Alliance & Leicester PLC	68,289	1,025,011
Barclays PLC(b)	2,406,156	27,853,961
HBOS PLC	1,315,782	21,589,452
HSBC Holdings PLC	4,146,453	70,763,553
Lloyds TSB Group PLC	1,986,822	20,221,760
Royal Bank of Scotland Group PLC	3,528,660	33,302,535
Standard Chartered PLC	233,376	9,184,445

		183,940,717
BEVERAGES—3.02%
Diageo PLC	927,271	20,839,228
SABMiller PLC	316,259	8,999,819
Scottish & Newcastle PLC	286,981	4,404,917

		34,243,964
BUILDING MATERIALS—0.10%
Travis Perkins PLC	40,357	1,103,635

		1,103,635

CHEMICALS—0.74%
Imperial Chemical Industries PLC	420,453	5,757,666
Johnson Matthey PLC	75,517	2,680,034

		8,437,700
COMMERCIAL SERVICES—1.51%
Aggreko PLC	62,101	648,022
Bunzl PLC	116,781	1,719,254
Capita Group PLC	206,296	3,147,382
Davis Service Group PLC (The)	38,522	418,609
De La Rue PLC	35,218	631,446
Experian Group Ltd.	358,351	3,131,499
G4S PLC	400,895	1,796,975
Hays PLC	496,145	1,298,139
Intertek Group PLC	33,592	625,085
Rank Group PLC	72,228	149,254
Rentokil Initial PLC	624,104	1,935,143
Serco Group PLC	166,693	1,628,899

		17,129,707
COMPUTERS—0.12%
LogicaCMG PLC	520,364	1,326,734

		1,326,734
DISTRIBUTION & WHOLESALE—0.41%
Inchcape PLC	152,726	1,287,513
Wolseley PLC	233,954	3,340,854

		4,628,367
DIVERSIFIED FINANCIAL SERVICES—1.64%
Cattles PLC	57,580	357,251
Close Brothers Group PLC	23,868	442,176
ICAP PLC	186,947	2,650,376
INVESCO PLC	278,683	3,595,663
Investec PLC	136,134	1,456,942
London Stock Exchange Group PLC(c)	53,700	1,965,392
Man Group PLC	570,136	6,517,905
Schroders PLC	39,120	1,077,046
Tullett Prebon PLC	57,606	562,029

		18,624,780
ELECTRIC—3.04%
British Energy Group PLC	361,657	3,889,138
International Power PLC	529,960	5,088,793
National Grid PLC	923,508	15,599,225
Scottish & Southern Energy PLC	305,055	9,973,097

		34,550,253
ELECTRONICS—0.04%
Electrocomponents PLC	75,365	343,628
Premier Farnell PLC	62,322	182,284

		525,912
ENGINEERING & CONSTRUCTION—0.29%
AMEC PLC	118,235	1,865,861
Balfour Beatty PLC	148,970	1,494,767

		3,360,628
ENTERTAINMENT—0.25%
Ladbrokes PLC	216,270	1,369,625
PartyGaming PLC(a)	206,399	123,072
William Hill PLC	123,088	1,309,727

		2,802,424

ENVIRONMENTAL CONTROL—0.04%
Biffa PLC	70,984	471,431

		471,431
FOOD—5.56%
Cadbury Schweppes PLC	736,952	9,440,218
J Sainsbury PLC	548,319	4,960,675
Tate & Lyle PLC	171,147	1,583,568
Tesco PLC	2,777,870	27,359,126
Unilever PLC	464,042	17,021,857
William Morrison Supermarkets PLC	423,436	2,685,949

		63,051,393
FOOD SERVICE—0.49%
Associated British Foods PLC	60,333	1,100,356
Compass Group PLC	683,531	4,479,847

		5,580,203
FOREST PRODUCTS & PAPER—0.09%
Mondi PLC	128,131	1,022,870

		1,022,870
GAS—0.85%
Centrica PLC	1,289,388	9,650,278

		9,650,278
HEALTH CARE - PRODUCTS—0.38%
Smith & Nephew PLC	318,782	3,811,521
SSL International PLC	44,421	459,421

		4,270,942
HOLDING COMPANIES - DIVERSIFIED—0.11%
Tomkins PLC	303,723	1,224,020

		1,224,020
HOME BUILDERS—0.48%
Barratt Developments PLC	103,649	991,531
Berkeley Group Holdings PLC (The)(a)	28,832	835,889
Bovis Homes Group PLC	20,995	273,043
Persimmon PLC	101,218	1,662,874
Taylor Wimpey PLC	396,474	1,675,256

		5,438,593
HOME FURNISHINGS—0.02%
Galiform PLC(a)	98,997	190,831

		190,831
HOUSEHOLD PRODUCTS & WARES—1.11%
Reckitt Benckiser PLC	212,620	12,634,462

		12,634,462
INSURANCE—4.45%
Aviva PLC	914,695	12,826,716
Friends Provident PLC	638,858	2,058,392
Legal & General Group PLC	2,282,972	6,088,290
Old Mutual PLC	1,840,911	6,381,829
Prudential PLC	865,684	12,086,038
Resolution PLC	243,710	3,547,819
Royal & Sun Alliance Insurance Group PLC	1,109,834	3,388,748
Standard Life PLC	765,258	4,130,399

		50,508,231

LEISURE TIME—0.41%
Carnival PLC	59,532	2,597,471
Thomas Cook Group PLC(a)	169,753	924,950
TUI Travel PLC(a)	194,334	1,097,846

		4,620,267
LODGING—0.18%
InterContinental Hotels Group PLC	104,977	2,014,945

		2,014,945
MANUFACTURING—0.60%
Charter PLC(a)	30,013	532,568
Cookson Group PLC	45,977	704,290
FKI PLC	96,577	153,401
IMI PLC	112,047	1,041,342
Invensys PLC(a)	278,191	1,424,286
Smiths Group PLC	133,203	2,925,095

		6,780,982
MEDIA—2.58%
British Sky Broadcasting Group PLC	399,298	5,131,354
Daily Mail & General Trust PLC Class A	103,288	1,180,808
Emap PLC	74,698	1,277,103
ITV PLC	1,366,306	2,404,787
Pearson PLC	283,465	4,353,864
Reed Elsevier PLC	445,996	5,612,252
Reuters Group PLC	444,310	5,444,865
Trinity Mirror PLC	50,966	354,727
United Business Media PLC	87,266	1,145,673
Yell Group PLC	275,638	2,360,527

		29,265,960
MINING—10.57%
Anglo American PLC	466,303	31,505,804
Antofagasta PLC	67,405	1,058,171
BHP Billiton PLC	811,755	26,822,277
Kazakhmys PLC	36,465	1,008,448
Lonmin PLC	27,183	1,815,942
Rio Tinto PLC	352,334	40,859,068
Vedanta Resources PLC	24,752	1,172,594
Xstrata PLC	222,358	15,631,716

		119,874,020
OIL & GAS—17.68%
BG Group PLC	1,192,050	24,951,522
BP PLC	6,711,787	81,422,601
Royal Dutch Shell PLC Class A	1,278,911	51,698,582
Royal Dutch Shell PLC Class B	971,027	38,973,186
Tullow Oil PLC	250,835	3,460,712

		200,506,603
PACKAGING & CONTAINERS—0.20%
Rexam PLC	224,890	2,250,769

		2,250,769
PHARMACEUTICALS—7.03%
AstraZeneca PLC	521,926	24,789,953
GlaxoSmithKline PLC	1,987,466	52,634,483
Shire PLC	96,798	2,314,733

		79,739,169
REAL ESTATE—1.19%
British Land Co. PLC	181,307	3,425,980
Brixton PLC	46,883	306,065

Great Portland Estates PLC	40,847	420,358
Hammerson PLC	101,245	2,160,856
Land Securities Group PLC	163,898	5,075,203
Liberty International PLC	88,437	2,067,518

		13,455,980
REAL ESTATE INVESTMENT TRUSTS—0.12%
SEGRO PLC	152,746	1,384,258

		1,384,258
RETAIL—2.30%
Carphone Warehouse Group PLC (The)	140,998	1,061,082
DSG International PLC	650,845	1,506,853
Enterprise Inns PLC	180,237	1,971,562
Home Retail Group PLC	307,939	2,197,096
Kesa Electricals PLC	184,093	893,314
Kingfisher PLC	826,441	2,588,014
Marks & Spencer Group PLC	598,747	7,183,548
Mitchells & Butlers PLC	140,476	1,666,605
Next PLC	73,734	2,637,982
Punch Taverns PLC	93,257	1,574,271
Signet Group PLC	597,997	768,482
Whitbread PLC	67,862	2,010,691

		26,059,500
SEMICONDUCTORS—0.14%
ARM Holdings PLC	464,984	1,266,802
CSR PLC(a)	22,871	299,322

		1,566,124
SOFTWARE—0.21%
Misys PLC	83,924	346,846
Sage Group PLC	449,902	1,995,830

		2,342,676
TELECOMMUNICATIONS—7.94%
BT Group PLC	2,849,697	16,801,842
Cable & Wireless PLC	846,171	3,277,886
Vodafone Group PLC	18,691,631	70,024,556

		90,104,284
TRANSPORTATION—0.45%
Arriva PLC	47,376	796,832
FirstGroup PLC	153,710	2,243,961
National Express Group PLC	45,084	1,097,562
Stagecoach Group PLC	182,871	928,745
Stagecoach Group PLC Class C Deferred(d)	303,597	62

		5,067,162
VENTURE CAPITAL—0.27%
3i Group PLC	135,093	3,022,154

		3,022,154
WATER—0.84%
Kelda Group PLC	94,585	2,096,505
Severn Trent PLC	83,618	2,694,161
United Utilities PLC	305,644	4,713,374

		9,504,040

TOTAL COMMON STOCKS
(Cost: $909,393,200)		1,127,554,296

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.94%(b)(e)	26,302	26,302
BGI Cash Premier Fund LLC
4.99%(b)(e)(f)	2,006,089	2,006,089

		2,032,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,032,391)		2,032,391

TOTAL INVESTMENTS IN SECURITIES—99.60%
(Cost: $911,425,591)		1,129,586,687
Other Assets, Less Liabilities—0.40%		4,570,652

NET ASSETS—100.00%		$1,134,157,339

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI BRIC and iShares MSCI Chile Index Funds commenced operations on November 12, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI Inc. may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,796,502,648	$274,464,059	$(18,639,815)	$255,824,244
Austria	406,583,412	19,822,177	(30,792,131)	(10,969,954)
Belgium	295,424,237	36,710,716	(19,771,634)	16,939,082
Brazil	4,328,407,182	3,063,600,069	(9,650,756)	3,053,949,313
BRIC	8,541,968	399,414	(117,659)	281,755
Canada	1,785,982,596	305,141,947	(32,725,684)	272,416,263
Chile	9,766,688	241,683	(202,958)	38,725
Emerging Markets	23,457,031,386	6,024,024,091	(416,704,925)	5,607,319,166
EMU	2,333,504,545	726,483,590	(11,484,652)	714,998,938
France	513,105,124	43,405,727	(12,925,438)	30,480,289
Germany	1,592,797,007	367,315,318	(9,957,533)	357,357,785
Hong Kong	2,540,249,240	511,613,259	(13,208,041)	498,405,218
Italy	198,374,953	3,951,288	(7,512,899)	(3,561,611)
Japan	9,571,940,698	2,037,789,529	(637,505,326)	1,400,284,203
Malaysia	678,035,042	364,411,081	(3,095,748)	361,315,333
Mexico	1,406,615,830	20,637,389	(100,203,292)	(79,565,903)
Netherlands	258,035,566	18,497,983	(9,658,886)	8,839,097
Pacific ex-Japan	3,305,859,080	1,416,044,009	(11,064,978)	1,404,979,031
Singapore	1,781,970,986	315,485,276	(4,689,924)	310,795,352
South Africa	759,751,976	101,461,700	(21,964,975)	79,496,725
South Korea	3,224,386,612	1,117,076,542	(13,643,592)	1,103,432,950
Spain	657,789,862	63,103,738	(3,899,618)	59,204,120
Sweden	476,810,433	25,302,472	(43,359,395)	(18,056,923)
Switzerland	289,719,801	76,727,990	(1,699,282)	75,028,708
Taiwan	2,214,398,866	683,875,664	(73,171,860)	610,703,804
United Kingdom	924,394,122	225,540,826	(20,348,261)	205,192,565

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of November 30, 2007, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities for the quarter ended November 30, 2007.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income		Net Realized Gain
Emerging Markets
iShares MSCI Malaysia Index Fund	1,100	—	—	1,100	$13,744,075	$—		$—
iShares MSCI South Korea Index Fund	602	248	63	787	52,184,398	—		1,746,106
iShares MSCI Taiwan Index Fund	3,100	1,280	326	4,054	64,545,682	—		1,118,701
Siam Makro PCL	9,843	4,045	1,070	12,818	36,543,842	367,926		1,277,454
Siliconware Precision Industries Co. SP ADR	37,664	14,298	9,091	42,871	410,280,073	(152,188	)*	9,147,684
United Kingdom
Barclays PLC	2,376	156	126	2,406	27,853,961	—		194,422

*	Prior period dividend income adjustment.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of November 30, 2007, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: January 23, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: January 23, 2008